EXHIBIT 99.3

AMC Exception Grades

Exception Grades

xxxxxx Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	817216	xxxxxx	31385204	xxxxxx	08/19/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Broker, xxxxxx.		Reviewer Comment (2024-09-06): Received Fraud Report. Exception cleared. Reviewer Comment (2024-08-26): Received Fraud report does not contain the name of xxxxxx. Kindly provided updated fraud and ofac search for broker.	09/06/2024			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817216	xxxxxx	31385259	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.01386% or Final Disclosure APR of 11.03900% is equal to or greater than the threshold of APOR 6.99% + 3.5%, or 10.49000%. Non-Compliant Higher Priced Mortgage Loan.	Delivery of the appraisal in file occurred xxxxxx which is not 3 days prior to consummation. The appraisal provided appears to be an updated appraisal as there is an earlier dated delivery in file dated prior to the completion of the current report.	Reviewer Comment (2024-09-24): The client elects to waive. The SOL date is xxxxxx

Reviewer Comment (2024-09-09): Loan is not a QM Loan and failed QM APOR testing. HPML loans require the appraisal to be delivered within 3 business days prior to closing. If the appraisal in file is an updated appraisal, provide the origination appraisal along with evidence of delivery within 3 days prior to closing and delivery of the updated appraisal.

Reviewer Comment (2024-09-06): The lender LOE is not acceptable. HPML loans require the appraisal to be delivered within 3 business days prior to closing. If the appraisal in file is an updated appraisal, provide the origination appraisal along with evidence of delivery within 3 days prior to closing and delivery of the updated appraisal.
																	09/24/2024	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	817216	xxxxxx	31385260	xxxxxx	08/19/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Delivery of the appraisal in file occurred xxxxxx which is not 3 days prior to consummation. The appraisal provided appears to be an updated appraisal as there is an earlier dated delivery in file dated prior to the completion of the current report.	Reviewer Comment (2024-09-24): The client elects to waive. The SOL date is xxxxxx

Reviewer Comment (2024-09-09): Loan is not a QM Loan and failed QM APOR testing. HPML loans require the appraisal to be delivered within 3 business days prior to closing. If the appraisal in file is an updated appraisal, provide the origination appraisal along with evidence of delivery within 3 days prior to closing and delivery of the updated appraisal.

Reviewer Comment (2024-09-06): The lender LOE is not acceptable. HPML loans require the appraisal to be delivered within 3 business days prior to closing. If the appraisal in file is an updated appraisal, provide the origination appraisal along with evidence of delivery within 3 days prior to closing and delivery of the updated appraisal.
																	09/24/2024	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31570691	xxxxxx	09/06/2024	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included, the Settlement Agent is missing. The provided Closing Disclosure does not reflect settlement agent name.		Reviewer Comment (2024-10-16): Received Fraud and OFAC search run on the Settlement Agent. Exception cleared. Reviewer Comment (2024-10-08): The name will need to be obtained as to who worked on the file and signed/approved final documents. The fraud report needs to be run on the individual name. Reviewer Comment (2024-09-16): Received updated fraud report OFAC searches on Settlement agent company, however Fraud and OFAC must be provided for individual. Also the provided Closing Disclosure does not reflect settlement agent name. Exception remains.	10/16/2024			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31570707	xxxxxx	09/06/2024	Credit	Guideline	Guideline Issue	Guideline	Borrower is listed as self-employed with less than 50% ownership in the business.		Investor exception in file to allow income used to qualify from a business in which borrower is only 10% owner of.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-09-04): Client elects to waive with verified compensation factors			09/04/2024	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31570720	xxxxxx	09/06/2024	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		The guidelines require a copy of the Note and most recent mortgage statement. The original Note was only provided.		Reviewer Comment (2024-09-15): Mortgage statement provided	09/15/2024			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31570722	xxxxxx	09/06/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2024-09-04): Client elects to waive			09/04/2024	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31570907	xxxxxx	09/06/2024	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2024-11-05): Appraisal provided	11/05/2024			1	D	A	A	A	N/A	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31571224	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.13879% or Final Disclosure APR of 11.22700% is equal to or greater than the threshold of APOR 6.69% + 3.5%, or 10.19000%. Non-Compliant Higher Priced Mortgage Loan.	HPML loans require an interior/exterior appraisal.		Reviewer Comment (2024-11-13): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2024-11-05): The appraisal has a completion date post-close. Completion date xxxxxx . The full appraisal would need to be completed prior to closing.			11/13/2024	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31571225	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2024-09-04): Client elects to waive			09/04/2024	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31571226	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property.	HPML loans require an interior/exterior appraisal		Reviewer Comment (2024-11-13): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2024-11-05): The appraisal has a completion date post-close. Completion date xxxxxx . The full appraisal would need to be completed prior to closing.			11/13/2024	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31571227	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2024-09-04): Client elects to waive			09/04/2024	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31571365	xxxxxx	09/06/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Per final 1003, the following account marked as paid by business; xxxxxx, xxxxxx. The guidelines require the most recent 6-month canceled checks or bank statements of the business making the payments. Note: There is no evidence of 6 mo payments for xxxxxx or xxxxxx (these have NOT been excluded). File still needs 5 mo evidence for xxxxxx and 4 months for xxxxxx Credit.	Reviewer Comment (2024-11-07): Additional bank statements provided for exclusion of xxxxxx debt and additional bank statement provided for xxxxxx to support third party is paying ahead. No lates on gap report for any debt. Qualifies for exclusion.

Reviewer Comment (2024-11-04): 1) Update: Based on the bank statements in file for xxxxxx for #xxxxxx, statements 6/2023-7/2024 were provided. 2 payments were made for this debt on July 2023, Oct 2023, Feb 2024, April 2024 and June 2024. 12 months provided. 2) Still need the additional payments made by others for the xxxxxx debt as 12 months is required and only 6 months were provided.

Reviewer Comment (2024-10-15): The same documents were provided that were previously provided. Please review the comments from 9/15: 1) xxxxxx are paid by others vs. the business. 5 months bank statements provided for xxxxxx and 6 months bank statements provided for xxxxxx. Guidelines for debts paid by others requires 12 months bank statements/cancelled checks. 2) xxxxxx paid by the business. 6 months payments provided for each, therefore excluded.

Reviewer Comment (2024-09-15): 1) xxxxxx and xxxxxx are paid by others vs. the business. 5 months bank statements provided for xxxxxx and 6 months bank statements provided for xxxxxx. Guidelines for debts paid by others requires 12 months bank statements/cancelled checks. 2) xxxxxx paid by the business. 6 months payments provided for each.
															11/07/2024			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31578101	xxxxxx	09/06/2024	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 56.27729% exceeds Guideline total debt ratio of 50.00000%.	Per final 1003, the following account marked as paid by business; xxxxxx. The guidelines require the most recent 6-month canceled checks or bank statements of the business making the payments. Note: There is no evidence of 6 mo payments for xxxxxx or xxxxxx (these have NOT been excluded). File still needs 5 mo evidence for xxxxxx and 4 months for xxxxxx Credit.	Reviewer Comment (2024-11-07): Additional bank statements provided for exclusion of xxxxxx debt and additional bank statement provided for xxxxxx to support third party is paying ahead. No lates on gap report for any debt. Qualifies for exclusion. DTI within guidelines.

Reviewer Comment (2024-11-04): 1) Update: Based on the bank statements in file for xxxxxx for #xxxxxx, statements 6/2023-7/2024 were provided. 2 payments were made for this debt on July 2023, Oct 2023, Feb 2024, April 2024 and June 2024. Based on how the history reads, the non-borrower was late on the payments for Jan 2024, March 2024 and May 2024. Per guidelines, debts paid by others cannot be delinquent. 2) Still need the additional payments made by others for the xxxxxx debt as 12 months is required and only 6 months were provided.

Reviewer Comment (2024-11-04): There is no evidence for xxxxxx for #xxxxxx from xxxxxx to xxxxxx . Also, only 6-month payment received for xxxxxx. Per Guidelines for debts paid by others require 12 month bank statement/cancelled checks. Exception remains.

Reviewer Comment (2024-10-29): Received Bank Statement for 12 months payment for xxxxxx however for May 2024 and December 2023 payment is missing. Also, only 6-month payment received for xxxxxx. Per Guidelines for debts paid by others require 12 month bank statement/cancelled checks. Exception remains.

Reviewer Comment (2024-10-15): The same documents were provided that were previously provided. Please review the comments from 9/15: 1) xxxxxx and xxxxxx are paid by others vs. the business. 5 months bank statements provided for xxxxxx and 6 months bank statements provided for xxxxxx. Guidelines for debts paid by others requires 12 months bank statements/cancelled checks. 2) xxxxxx paid by the business. 6 months payments provided for each, therefore excluded.

Reviewer Comment (2024-09-15): 1) xxxxxx and xxxxxx are paid by others vs. the business. 5 months bank statements provided for xxxxxx and 6 months bank statements provided for xxxxxx. Guidelines for debts paid by others requires 12 months bank statements/cancelled checks. 2) xxxxxx and xxxxxx paid by the business. 6 months payments provided for each.
															11/07/2024			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31578285	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Per final 1003, the following account marked as paid by business; xxxxxx, xxxxxx, xxxxxx, xxxxxx. The guidelines require the most recent 6-month canceled checks or bank statements of the business making the payments. Note: There is no evidence of 6 mo payments for xxxxxx or xxxxxx (these have NOT been excluded). File still needs 5 mo evidence for xxxxxx and 4 months for xxxxxx Credit.	Reviewer Comment (2024-11-07): Additional bank statements provided for exclusion of xxxxxx debt and additional bank statement provided for xxxxxx to support third party is paying ahead. No lates on gap report for any debt. Qualifies for exclusion. DTI within guidelines.

Reviewer Comment (2024-11-04): 1) Update: Based on the bank statements in file for xxxxxx for #xxxxxx, statements 6/2023-7/2024 were provided. 2 payments were made for this debt on July 2023, Oct 2023, Feb 2024, April 2024 and June 2024. Based on how the history reads, the non-borrower was late on the payments for Jan 2024, March 2024 and May 2024. Per guidelines, debts paid by others cannot be delinquent. 2) Still need the additional payments made by others for the xxxxxx debt as 12 months is required and only 6 months were provided.

Reviewer Comment (2024-10-15): The same documents were provided that were previously provided. Please review the comments from 9/15: 1) xxxxxx and xxxxxx are paid by others vs. the business. 5 months bank statements provided for xxxxxx and 6 months bank statements provided for xxxxxx. Guidelines for debts paid by others requires 12 months bank statements/cancelled checks. 2) xxxxxx paid by the business. 6 months payments provided for each, therefore excluded.

Reviewer Comment (2024-09-15): 1) xxxxxx and xxxxxx are paid by others vs. the business. 5 months bank statements provided for xxxxxx and 6 months bank statements provided for xxxxxx. Guidelines for debts paid by others requires 12 months bank statements/cancelled checks. 2) xxxxxx paid by the business. 6 months payments provided for each.
															11/07/2024			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	819427	xxxxxx	31578286	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per final 1003, the following account marked as paid by business; xxxxxx. The guidelines require the most recent 6-month canceled checks or bank statements of the business making the payments. Note: There is no evidence of 6 mo payments for xxxxxx or xxxxxx (these have NOT been excluded). File still needs 5 mo evidence for xxxxxx and 4 months for xxxxxx.	Reviewer Comment (2024-11-07): Additional bank statements provided for exclusion of xxxxxx debt and additional bank statement provided for xxxxxx to support third party is paying ahead. No lates on gap report for any debt. Qualifies for exclusion. DTI within guidelines.

Reviewer Comment (2024-11-04): 1) Update: Based on the bank statements in file for xxxxxx for #xxxxxx, statements 6/2023-7/2024 were provided. 2 payments were made for this debt on July 2023, Oct 2023, Feb 2024, April 2024 and June 2024. Based on how the history reads, the non-borrower was late on the payments for Jan 2024, March 2024 and May 2024. Per guidelines, debts paid by others cannot be delinquent. 2) Still need the additional payments made by others for the xxxxxx debt as 12 months is required and only 6 months were provided.

Reviewer Comment (2024-10-15): The same documents were provided that were previously provided. Please review the comments from 9/15: 1) xxxxxx and xxxxxx are paid by others vs. the business. 5 months bank statements provided for xxxxxx and 6 months bank statements provided for xxxxxx. Guidelines for debts paid by others requires 12 months bank statements/cancelled checks. 2) xxxxxx paid by the business. 6 months payments provided for each, therefore excluded.

Reviewer Comment (2024-09-15): 1) xxxxxx and xxxxxx are paid by others vs. the business. 5 months bank statements provided for xxxxxx and 6 months bank statements provided for xxxxxx. Guidelines for debts paid by others requires 12 months bank statements/cancelled checks. 2) xxxxxx paid by the business. 6 months payments provided for each.
															11/07/2024			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	31578287	xxxxxx	09/06/2024	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 56.27729% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to xxxxxx.)	Per final 1003, the following account marked as paid by business; xxxxxx. The guidelines require the most recent 6-month canceled checks or bank statements of the business making the payments. Note: There is no evidence of 6 mo payments for xxxxxx (these have NOT been excluded). File still needs 5 mo evidence for xxxxxx and 4 months for xxxxxx.	Reviewer Comment (2024-11-07): Additional bank statements provided for exclusion of xxxxxx debt and additional bank statement provided for xxxxxx to support third party is paying ahead. No lates on gap report for any debt. Qualifies for exclusion. DTI within guidelines.

Reviewer Comment (2024-11-04): 1) Update: Based on the bank statements in file for xxxxxx for #xxxxxx, statements 6/2023-7/2024 were provided. 2 payments were made for this debt on July 2023, Oct 2023, Feb 2024, April 2024 and June 2024. Based on how the history reads, the non-borrower was late on the payments for Jan 2024, March 2024 and May 2024. Per guidelines, debts paid by others cannot be delinquent. 2) Still need the additional payments made by others for the xxxxxx debt as 12 months is required and only 6 months were provided.

Reviewer Comment (2024-10-15): The same documents were provided that were previously provided. Please review the comments from 9/15: 1) xxxxxx and xxxxxx are paid by others vs. the business. 5 months bank statements provided for xxxxxx and 6 months bank statements provided for xxxxxx. Guidelines for debts paid by others requires 12 months bank statements/cancelled checks. 2) xxxxxx paid by the business. 6 months payments provided for each, therefore excluded.

Reviewer Comment (2024-09-15): 1) xxxxxx and xxxxxx are paid by others vs. the business. 5 months bank statements provided for xxxxxx and 6 months bank statements provided for xxxxxx. Guidelines for debts paid by others requires 12 months bank statements/cancelled checks. 2) xxxxxx paid by the business. 6 months payments provided for each.
															11/07/2024			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	819427	xxxxxx	32069364	xxxxxx	11/07/2024	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx			Reviewer Comment (2024-11-13): Client elects to waive. SOL 1 year expires xxxxxx			11/13/2024	2		B		B		B	N/A	N/A		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822312	xxxxxx	32248268	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	No costs were disclosed on the Final CD		Reviewer Comment (2024-12-04): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-12-03): xxxxxx received Post CD. However, we would also require LOX to the borrower in order to cure the exception.		12/04/2024		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822312	xxxxxx	32248276	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. No Taxes/Insurance disclosed on the Final CD		Reviewer Comment (2024-12-04): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-12-03): xxxxxx received Post CD. However, we would also require LOX to the borrower in order to cure the exception.		12/04/2024		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822312	xxxxxx	32248277	xxxxxx	11/29/2024	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established.		Reviewer Comment (2024-12-04): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2024-12-04): xxxxxx received Post CD. However, we would also require LOX to the borrower in order to cure the exception.		12/04/2024		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822312	xxxxxx	32248308	xxxxxx	11/29/2024	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Appraisal Fee, Credit Report Fee, Flood Certification (Life Of Loan)			Reviewer Comment (2024-11-29): The client elects to waive.			11/29/2024	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822312	xxxxxx	32252775	xxxxxx	11/29/2024	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Judgment on title #15 xxxxxx $56,294.79. Conditional payoff in file. Cannot see where all conditions were met and only $20,000 on final CD. Unable to determine if this has been paid in full.		Reviewer Comment (2024-12-09): Satisfaction provided Reviewer Comment (2024-12-06): There is no evidence of the payment for $11,120 was made. Only received copy of $20,000 check. Provide the clear title policy. Reviewer Comment (2024-12-04): The same document was provided that was in file at time of review. The judgment is for $56,294.79. There is a conditional payoff in file. Only $20,000 was paid. Provided the clear and final title policy or supplement from title company stating lien will not appear on FTP.	12/09/2024			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822312	xxxxxx	32252979	xxxxxx	11/29/2024	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for NSF's exceeding maximum allowed. Verified 15 NSF in the past 12 months. LOE in file from Borrower	Borrower has verified disposable income of at least $2500.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2024-11-29): The client elects to waive. Bank statements support no NSFs within the most recent 2 months, residual income of $70,000, and the borrower has been in the same industry for 37 years.			11/29/2024	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	832934	xxxxxx	33064846	xxxxxx	03/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC missing for Settlement Agent- xxxxxx.		Reviewer Comment (2025-05-08): Received OFAC/GSA/LDP/HUD searches for settlement agent. Exception cleared. Reviewer Comment (2025-04-23): Requested document was not received. Provide Fraud and OFAC search for settlement agent, xxxxxx. Exception remains.	05/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	832934	xxxxxx	33064852	xxxxxx	03/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-04-14): Approval provided	04/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	832934	xxxxxx	33064858	xxxxxx	03/21/2025	Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	Borrower: xxxxxx			Reviewer Comment (2025-04-14): Spousal consent provided	04/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	832934	xxxxxx	33094868	xxxxxx	03/21/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Tax Liens / Balance: 1522.00		Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-08): Client elects to waive with verified compensation factors Reviewer Comment (2025-04-14): The document provided is not acceptable. The lien specific release must be provided for the xxxxxx state tax lien on the background report filed in xxxxxx for unemployment tax for the tax year 2013. Docket xxxxxx.			05/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	832934	xxxxxx	33094897	xxxxxx	03/21/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide evidence of what mortgage lien is on the primary or evidence fee and clear.	Reviewer Comment (2025-05-21): Per client email, accepting LOE regarding address discrepancies with updated application and fraud report. Mortgage is on credit with updated mortgage statement/history.

Reviewer Comment (2025-05-21): Received updated application and fraud report. However, investor still need to advise if they are accepting the LOE with all discrepancies on primary address. Assigned to investor.

Reviewer Comment (2025-05-20): Email to investor: And yes, that is correct. If xxxxxx is accepting the LOE, then updated fraud and application to clear as you will not be able to pull a new credit report prior to closing.

Reviewer Comment (2025-05-20): Received LOX. However, there is discrepancy between the documents provided. LOX reflects primary address as xxxxxx vs Application, Fraud Report and Credit Report reflects primary address xxxxxx. Exception remains.

Reviewer Comment (2025-05-15): Unclear why documents were provided for property on xxxxxx as the application reflects the borrower lives at xxxxxx, which is also the primary address run on the Fraud Report and primary address on the borrower's driver's license. As noted  on xxxxxx it is not know if the borrower is living rent free or renting the property on xxxxxx as the application does not have a section for rent or owned. If the borrower is living rent free, provide the borrower LOE for this. If renting, provide the VOR. If from a private landlord, 6 months borrower pay history will also be required.

Reviewer Comment (2025-05-07): Email to investor: The current application does not have a section for rent or owned for the primary so the application does not need to be updated. However, we do not know if the borrower is living rent free or if they are renting the current primary to determine documentation requirements.

Reviewer Comment (2025-05-07): Received Property History Report, reflecting borrower is not owner of the primary residence. Provide corrected application to reflect, if borrower living rent free or on rent. If borrower is staying on rented house, then provide VOR. Exception remains.

Reviewer Comment (2025-04-23): Received Fax Request is for the subject property, the document requested is for the document to verify property free and clear. Exception remains.

Reviewer Comment (2025-04-14): The payoff provided is for the subject property. Please review the original condition. Provide evidence of what mortgage lien is on the primary or evidence fee and clear.
															05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	830991	xxxxxx	33096176	xxxxxx	03/27/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-03-31): Received E-Sign Consent Agreement. Exception cleared.	03/31/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830991	xxxxxx	33096201	xxxxxx	03/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-03-31): Received Tax Certificate. Exception cleared.	03/31/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830991	xxxxxx	33113599	xxxxxx	03/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-03-31): Received Fraud Report and OFAC search run on Settlement Agent, xxxxxx. Exception cleared.	03/31/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830991	xxxxxx	33113636	xxxxxx	03/27/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Copy of Title is missing.				Reviewer Comment (2025-04-01): Received Title Commitment. Exception cleared.	04/01/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830991	xxxxxx	33113676	xxxxxx	03/27/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	HOI and RCE city do not match the Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-04-16): Client elects to waive with verified compensation factors

Reviewer Comment (2025-04-16): Updated RCE provided. However, please review comments from xxxxxx: The HOI policy provided reflects changes took effect xxxxxx & xxxxxx , both which are post close and not acceptable.

Reviewer Comment (2025-04-11): The policy provided reflects changes took effect xxxxxx which is post-close and not acceptable. Further, the corrected RCE was still not provided.

Reviewer Comment (2025-04-07): The updated policy is dated post-close and not acceptable. Further, the updated RCE was not provided either.
																	04/16/2025	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830991	xxxxxx	33152598	xxxxxx	04/01/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-04-02): FTP provided	04/02/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830991	xxxxxx	33152599	xxxxxx	04/01/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-04-02): FTP provided	04/02/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	832932	xxxxxx	33102297	xxxxxx	03/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants must be included in the fraud report as follows: Borrowers and Settlement Agents		Reviewer Comment (2025-05-15): Received HUD/GSA/LDP search for settlement agent. Exception cleared. Reviewer Comment (2025-05-09): Received Attestation reflecting xxxxxx-xxxxxx and xxxxxx as settlement agent. Provide Fraud and OFAC search for Settlement Agent, xxxxxx-xxxxxx and xxxxxx. Exception remains. Reviewer Comment (2025-04-16): Received OFAC search for xxxxxx. However Closing Statement does not reflect settlement agent name. Provide document to verify settlement agent name. Also, provide HUD/GSA/LDP or updated fraud report. Exception remains.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A		N/A	No	Property Focused
xxxxxx	832932	xxxxxx	33102362	xxxxxx	03/27/2025	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		ARR reflects an appraisal with an effective date of xxxxxx was reviewed, but effective date of the appraisal in the file is xxxxxx .		Reviewer Comment (2025-05-09): xxxxxx appraisal provided Reviewer Comment (2025-05-02): The ARR provided was completed by a different appraisal on the new appraisal. This indicates the original ARR was done on a different appraisal. This appraisal, since it is a new appraisal and not an update to the appraisal in file, will need to be provided for review.	05/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			C	A		N/A	No	Property Focused
xxxxxx	835122	xxxxxx	33185212	xxxxxx	04/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was last disclosed as $500.00 on the Loan Estimate, but was disclosed as $675.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $175.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2025-05-14): xxxxxx Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-05-13): xxxxxx received PCCD, LOE and copy of refund check. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.

Reviewer Comment (2025-04-28): xxxxxx: The COC that was provided in the trailing images was also provided in the original loan package indicate that appraisal fee updated off invoice. Also, the receipt of an invoice is not a valid changed circumstance in order for a fee to be re-baselined. If there was an additional reason the fee was increased, we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.
																05/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835122	xxxxxx	33185771	xxxxxx	04/08/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-05-02): CDA received Reviewer Comment (2025-04-29): CDA will be ordered	05/02/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835122	xxxxxx	33185824	xxxxxx	04/08/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-04-28): Received E-Sign Consent Agreement. Exception cleared.	04/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835122	xxxxxx	33189855	xxxxxx	04/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $679.00 exceeds tolerance of $384.00 plus 10% or $422.40. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded. Total amount of $679.00 exceeds tolerance of $384.00 plus 10% or $422.40. Insufficient or no cure was provided to the borrower. Dif is $295.00 Attorney review fee.		Reviewer Comment (2025-05-14): xxxxxx Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-05-13): xxxxxx received PCCD, LOE and copy of refund check. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.		05/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	835122	xxxxxx	33198604	xxxxxx	04/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . xxxxxx/S-Corp)			Reviewer Comment (2025-04-07): Client elects to waive			04/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835122	xxxxxx	33198605	xxxxxx	04/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . xxxxxx/Partnership)			Reviewer Comment (2025-04-07): Client elects to waive			04/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835122	xxxxxx	33198606	xxxxxx	04/08/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . xxxxxx/Partnership)			Reviewer Comment (2025-04-07): Client elects to waive			04/07/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835122	xxxxxx	33368689	xxxxxx	04/29/2025	Property	Valuation	General	Valuation	Valuation Product pending		xxxxxx / Collateral Desktop Analysis (CDA) - No MLS Sheets - 2 Days		Reviewer Comment (2025-05-02): CDA received Reviewer Comment (2025-05-02): Valuation Received - xxxxxx	05/02/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	830600	xxxxxx	33203317	xxxxxx	02/17/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided		Closing Protection Letter is missing in file.		Reviewer Comment (2025-02-22): Received	02/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	830600	xxxxxx	33203318	xxxxxx	02/17/2025	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Lender approved exception at origination to extend credit report date 3 days; however, comp factor provided is not valid.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-02-22): Waived with compensating factors per lender exception approval.			02/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	830382	xxxxxx	33221649	xxxxxx	04/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2025-05-13): Received Trust Agreement. Exception cleared. Reviewer Comment (2025-04-16): Received Trust Agreement, however the document requested is for Guarantor Agreement. Exception remains.	05/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	830382	xxxxxx	33224516	xxxxxx	04/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-04-17): Received SAM search for settlement agent, xxxxxx. Exception cleared.	04/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	830382	xxxxxx	33228910	xxxxxx	04/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided	The NOO is only signed. Investment is not checked.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-02): Client elects to waive with verified compensation factors

Reviewer Comment (2025-04-22): Received updated Occupancy Certificate with tick on both the boxes. Provide borrower's initial on both the ticks to verify/acknowledge changes has been done by borrower. Exception remains.

Reviewer Comment (2025-04-17): On provided Occupancy Certification refinance only is tick. Provide Non-Owner Occupancy Declaration with both Investment and Refinance only tick. Exception remains.

Reviewer Comment (2025-04-16): Received Occupancy certificate, check box checked on Investment Property, however check box not checked on Refinance Only, also provide borrower's initial on both the check box to validate changes has been made by borrower. Exception remains.
																	06/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	831614	xxxxxx	33279518	xxxxxx	04/18/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-06): Client elects to waive with verified compensation factors			06/06/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	831614	xxxxxx	33279531	xxxxxx	04/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		xxxxxx, Settlement Agent parties to the transaction is Missing in the Fraud Report and OFAC searches.		Reviewer Comment (2025-05-21): Received HUD/LDP list. Exception cleared. Reviewer Comment (2025-04-24): Received SAM.gov. Provide HUD/LDP. Exception remains. Reviewer Comment (2025-04-22): Received OFAC search run on settlement agent. Provide HUD/LDP. Exception remains.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	831614	xxxxxx	33279819	xxxxxx	04/18/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		Box in section at bottom of disclosure, "This Property is not and will not be occupied by me or any member of the LLC or any family member", was not checked and initialed..		Reviewer Comment (2025-06-02): Received updated Business Purpose Certificate with the required box checked at the bottom of the disclosure by the borrower. Exception cleared.	06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834107	xxxxxx	33288405	xxxxxx	04/22/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Business Loan Rider is missing		Reviewer Comment (2025-06-09): Received evidence of delivery to the borrower via email. Exception cleared. Reviewer Comment (2025-06-04): Received the corrected and executed DOT with Business Rider, Prepayment rider and intent to re-record. Provide LOE to borrower, evidence of delivery to the borrower. Exception remains.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	834107	xxxxxx	33291373	xxxxxx	04/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Final CD reflects a PPP.		Reviewer Comment (2025-06-05): PPP rider provided. Note reflects to refer to PPP rider. Reviewer Comment (2025-06-04): Received Prepayment Rider. Provide Note Addendum - Prepayment. Exception remains.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	Yes	Property Focused
xxxxxx	835464	xxxxxx	33309530	xxxxxx	04/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket		Reviewer Comment (2025-04-24): Wire ticket provided	04/24/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	835464	xxxxxx	33312594	xxxxxx	04/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC not provided on Settlement Agent.		Reviewer Comment (2025-05-21): Received GSA/ HUP/LDP for Settlement Agent. Exception cleared. Reviewer Comment (2025-04-29): Received HUD/LDP. Provide GSA. Exception remains. Reviewer Comment (2025-04-25): Received OFAC for settlement agent. Provide HUD/GSA/LDP or updated fraud report. Exception remains.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	835464	xxxxxx	33316398	xxxxxx	04/23/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard insurance does not indicate it included xxxxxx coverage as required per the guidelines.		Reviewer Comment (2025-04-24): Agent email provided stating water damage is included for policy	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	835464	xxxxxx	33316442	xxxxxx	04/23/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Per investor overlays, provide evidence the borrower's primary residence on xxxxxx flood is owned free and clear or provide the 12 month mortgage history via 12 month VOM or creditor pay history, 6 months borrower's pay history via cancelled checks/bank statements, and Note or mortgage statement. If borrower rents, provide the 12 month VOR. If from a private part, 6 months borrower's pay history via cancelled checks/bank statements will be required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-06): Received VOM, Pay history and Mortgage is for the subject property. However the document requested for the primary property. Please provide the document requested on the original condition. Exception remains.

Reviewer Comment (2025-06-03): As previously noted, the investor has overlays to the lender's guidelines. The documentation is required per the original condition.

Reviewer Comment (2025-05-20): Lender would like to waive

Reviewer Comment (2025-05-20): The investor has overlays to the lender's guidelines. The documentation is required.
																	06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	835464	xxxxxx	33316447	xxxxxx	04/23/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The housing history for the subject property does not appear on credit. Per investor overlays, provide the 12 month VOM or pay history from creditor, mortgage statement or Note, and borrower's 6 month pay history via bank statements/cancelled checks. Mortgage Payoff provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-06): Received VOM, Pay history from creditor and Security Instrument. Pending receipt of mortgage statement or Note and borrower's 6 month pay history via bank statements/cancelled checks. Exception remains.

Reviewer Comment (2025-06-03): As previously noted, the investor has overlays to the lender's guidelines. The documentation is required per the original condition.

Reviewer Comment (2025-05-20): Lender would like to waive

Reviewer Comment (2025-05-20): The investor has overlays to the lender's guidelines. The documentation is required.
																	06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	835394	xxxxxx	33326322	xxxxxx	04/28/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note address xxxxxx flood cert		Reviewer Comment (2025-05-02): Updated flood cert provided	05/02/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835394	xxxxxx	33326595	xxxxxx	04/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-02): OFAC searches provided for additional red flags Reviewer Comment (2025-05-01): The only item received was an LOE. Please review comments from 4/30: Updated fraud report provided, however additional red flags populated that need to be addressed (OFAC for escrow and HUD settlement agent xxxxxx and xxxxxx Reviewer Comment (2025-04-30): Updated fraud report provided, however additional red flags populated that need to be addressed (OFAC for escrow and HUD settlement agent xxxxxx and xxxxxx	05/02/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835394	xxxxxx	33336155	xxxxxx	04/28/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		1) 2022/2023 personal returns are not signed and dated by the borrower 2) The 2022/2023 business returns are signed but not dated by the borrower 3) 2024 P&L is not signed and dated by the borrower. 4) 2025 signed and dated YTD P&L required. All are guideline requirements. Transcripts cannot be accepted in lieu of.		Reviewer Comment (2025-04-30): Signed and dated personal and business returns provided, 2024 signed and dated P&L provided, 2025 signed and dated P&L provided.	04/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835394	xxxxxx	33336459	xxxxxx	04/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx, Address: xxxxxx Insurance Verification Insurance Verification Insurance Verification Insurance Verification			Reviewer Comment (2025-05-01): Received LOX for no HOI policy. Exception cleared.	05/01/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835394	xxxxxx	33336494	xxxxxx	04/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence of the 2nd lien P&I.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-05-05): Client elects to waive with verified compensation factors

Reviewer Comment (2025-05-02): Assigned to investor. The investor will need to advise if they are accepting the initial LE as proof of payment for the second P&I on property. Appears borrower is in the process of taking out a new second lien. It is not clear if things will change along the way which would increase the payment. If investor does not accept, condition will need to be waived with verified compensation factors or wait until second lien has funded as it is currently in the Doc Out stage (loan cleared to close on xxxxxx per lender screen shot)

Reviewer Comment (2025-05-01): Final 1003 application reflects 2nd lien with monthly payment xxxxxx and Unpaid Balance of xxxxxx with account number xxxxxx. Exception remains.
																	05/05/2025	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836255	xxxxxx	33334909	xxxxxx	04/29/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The Final 1003, Section 5 dec page, is not completed.		Reviewer Comment (2025-04-30): Received corrected 1003. Exception cleared.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836255	xxxxxx	33334983	xxxxxx	04/29/2025	Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Trust Agreement is missing for account xxxxxx.		Reviewer Comment (2025-07-02): Received Trust Agreement for account xxxxxx. Exception cleared.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836255	xxxxxx	33335046	xxxxxx	04/29/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-04-28): Client elects to waive			04/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836255	xxxxxx	33335047	xxxxxx	04/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final xxxxxx)	Lender information is incomplete on the Final CD (Lender NMLS ID)		Reviewer Comment (2025-05-05): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-04-30): Provided PCCD is missing NMLS ID number. Please provide PCCD and LOE to cure.		05/05/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836255	xxxxxx	33335049	xxxxxx	04/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	Page 4 of the Final CD reflects non-escrowed property costs over Year 1 as $0. Property has non-escrowed PUD dues.		Reviewer Comment (2025-05-06): xxxxxx received corrected PCCD and LOE Reviewer Comment (2025-04-30): xxxxxx received PCCD, but is missing LOE. Please provide LOE to complete cure.		05/06/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836255	xxxxxx	33335050	xxxxxx	04/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final xxxxxx)	Page 4 of the Final CD reflects non-escrowed property costs included in the monthly escrow payment.		Reviewer Comment (2025-07-07): Cure docs provided Reviewer Comment (2025-04-30): xxxxxx received PCCD, but is missing LOE. Please provide LOE to complete cure.		07/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836255	xxxxxx	33335053	xxxxxx	04/29/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,000.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2025-04-23): Sufficient Cure Provided At Closing		04/23/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836255	xxxxxx	33341751	xxxxxx	04/29/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Modification Approval / Workout Agreement not provided		Provide Modification Agreement for xxxxxx per the credit report.		Reviewer Comment (2025-04-30): Mod provided from 2022. 12 months timely payments made since Mod.	04/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836255	xxxxxx	33341806	xxxxxx	04/29/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final xxxxxx)	Page 4 of the Final CD reflects non-escrowed property costs included in the monthly escrow payment.		Reviewer Comment (2025-07-07): Cure docs provided		07/07/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836255	xxxxxx	33362271	xxxxxx	04/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Please provide Final Closing Disclosure or Settlement Statement for the property located on xxxxxx. Final 1003 reflects pending sale. Must be dated at or prior to closing or provide the purchase contract signed reflecting all financing contingencies removed (per guidelines).	Reviewer Comment (2025-05-07): PC provided noting financial contingencies removed.

Reviewer Comment (2025-05-07): Received Purchase contract for the property located at xxxxxx. Pending receipt of Confirmation that any financing contingencies have been cleared. Exception remains.

Reviewer Comment (2025-05-06): The loan file does not contain an executed purchase contract for this property on xxxxxx nor evidence that any financing contingencies have been cleared.

Reviewer Comment (2025-04-30): Received Closing Disclosure is for the subject property, however the document requested is for final Closing Disclosure or Settlement Statement for the property located on xxxxxx. Exception remains.
															05/07/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836255	xxxxxx	33362318	xxxxxx	04/29/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per guidelines, full doc loans require rental income to be qualified off of signed and dated tax returns, including Schedule E. The lender utilized lease agreements to qualify and tax returns were not provided. Properties on xxxxxx have leases from either 2023 or 2024.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-16): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-16): The returns for 2024 and 2025 were provided, however they are not signed and dated by the borrower. Income recalculated based off Schedule E with the exception of 1 REO as leased just started and active for 2 months in 2024. Reviewer Comment (2025-07-07): Receive 1040 however 1040 are not signed and dated. Also provide a copy of the extension. Exception remains.			07/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835325	xxxxxx	33359235	xxxxxx	05/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to Settlement Agent		Reviewer Comment (2025-05-05): Wire ticket provided	05/05/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	835325	xxxxxx	33359382	xxxxxx	05/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent and seller.		Reviewer Comment (2025-06-06): Received GSA/HUD/LDP for seller. Exception cleared. Reviewer Comment (2025-06-04): Received HUD/GSA for settlement agent. However received GSA and HUD is for business entity. Provide HUD/GSA/LDP search for xxxxxx. Exception remains. Reviewer Comment (2025-05-21): Received GSA for settlement agent. Provide HUD/GSA/LDP for seller and HUD/LDP for settlement agent. Exception remains. Reviewer Comment (2025-05-06): Received OFAC search for settlement agent and Seller. Provide HUD/GSA/LDP search. Exception remains.	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	835325	xxxxxx	33383059	xxxxxx	05/02/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The HOI does not state wind and hail is covered.		Reviewer Comment (2025-05-05): Agent email provided reflecting coverage	05/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	836542	xxxxxx	33363274	xxxxxx	05/02/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Mortgage lien for the subject property does not appear on the credit report for xxxxxx. Payoff and mortgage statement provided. Provide proof of payments through one of the following:
o 12-months cancelled checks, ACH payment, bank transfer/wire, or electronic payment method from the borrower
§ Payments made in cash are not eligible, or
o 12-months mortgage statements for the review period, or
o 12-months loan payment history from the creditor/servicer
§ Proof of borrower’s payment for the most recent 6-months is required, or
o 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer
												§ Proof of borrower’s payment for the most recent 6-months is required		Reviewer Comment (2025-05-28): Received 12-months bank transfer. Exception cleared.	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	832841	xxxxxx	33400783	xxxxxx	05/08/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-05-28): FTP provided	05/28/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A			A	A		N/A	No	Property Focused
xxxxxx	832841	xxxxxx	33400814	xxxxxx	05/08/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-05-28): FTP provided	05/28/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		B	A	B	A			A	A		N/A	No	Property Focused
xxxxxx	833733	xxxxxx	33401382	xxxxxx	05/08/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Seller, xxxxxx.		Reviewer Comment (2025-05-16): Received updated fraud report. Fraud and OFAC search run on the seller. Exception cleared. Reviewer Comment (2025-05-12): Received Fraud Report, however Fraud and OFAC searches not run on Seller, xxxxxx. Exception remains.	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	833733	xxxxxx	33401434	xxxxxx	05/08/2025	Credit	Missing Document	General	Missing Document	Missing Document: Citizenship Affidavit not provided		Provide the Citizenship Affidavit for Guarantor, xxxxxx.		Reviewer Comment (2025-05-15): Received Citizenship Affidavit. Exception cleared.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	833733	xxxxxx	33401435	xxxxxx	05/08/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-05-19): Received Articles of Organization/Formation. Exception cleared. Reviewer Comment (2025-05-15): Received operating agreement. However, the document requested is for filed Articles of Organization/Formation. Exception remains.	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	833733	xxxxxx	33401458	xxxxxx	05/08/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Provide the currency convertor with historical rates via either www.xe.com or the Wall Street Journal for account xxxxxx with account balance 397,025.66C. Converters in file are from another source.		Reviewer Comment (2025-05-16): Received Currency Convertor from XE.com. Exception cleared. Reviewer Comment (2025-05-15): Received Operating agreement and Citizenship affidavit. However the document requested was not received. Provide document as requested on original condition. Exception remains.	05/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	833733	xxxxxx	33403250	xxxxxx	05/08/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The Flood Certificate in file reflects flood zone xxxxxx with an updated map date of xxxxxx The appraisal in file reflects flood zone xxxxxx using an older map date of xxxxxx Provide the updated appraisal.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-05-27): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-21): The LOE is not acceptable. The appraisal must be updated with the correct information. Investor can elect to waive with verified compensation factors.			05/27/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	835639	xxxxxx	33402895	xxxxxx	05/08/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-05-20): Email from title regarding corrections received. Reviewer Comment (2025-05-20): A lender attestation is not acceptable for this. If title corrected the policy then there would be an email or something from title validating this. Reviewer Comment (2025-05-15): All pages of the corrected title are required. Further, the incorrect and correct title polices are dated the same. Provide evidence of which was provided last (i.e. email from title with updates).	05/20/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835639	xxxxxx	33402980	xxxxxx	05/08/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 does not have the mortgage lien information for the primary residence in the REO section. Per note and checks provided there is mortgage lien in the amount of $200,000 on the primary residence. Provide the updated 1003.		Reviewer Comment (2025-05-22): Updated 1003 provided	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835639	xxxxxx	33404419	xxxxxx	05/08/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx. Assets limited to ownership %.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-02): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-30): Received CPA letter is dated post closing, also preparer's License number is not updated. Please provide CPA Letter dated prior to closing with all the required details. Exception remains.			06/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837252	xxxxxx	33407750	xxxxxx	05/09/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2025-05-12): Final stamped settlement statement provided with updated disbursement date.	05/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837252	xxxxxx	33407981	xxxxxx	05/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud search not run on settlement agent, xxxxxx		Reviewer Comment (2025-05-12): Received updated Fraud Report. Fraud and OFAC search run for Settlement Agent, xxxxxx. Exception cleared.	05/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836920	xxxxxx	33410646	xxxxxx	05/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Filing receipt only in file		Reviewer Comment (2025-06-05): Articles provided Reviewer Comment (2025-05-15): Received Operating Agreement and Certificate of Status. Provide filed Articles of Organization/Formation. Exception remains.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	834220	xxxxxx	33410774	xxxxxx	05/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-05-30): Received Business Purpose Certificate. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834220	xxxxxx	33410780	xxxxxx	05/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided			Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-19): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-16): Received appraisal report reflects the property is Tenant occupies. Therefore provide lease agreement. Exception remains.			05/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834220	xxxxxx	33412995	xxxxxx	05/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud Report and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-15): Received updated Fraud Report. Fraud and OFAC searches run on settlement agent, xxxxxx. Exception Cleared.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834491	xxxxxx	33410810	xxxxxx	05/09/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage for subject property does not appear on the credit report. Payoff and 12 month servicer pay history provided. Provide the Note or Mortgage statement and borrower's 6 month pay history via bank statements/cancelled checks.		Reviewer Comment (2025-05-22): Received business 6 months bank statement. Exception cleared. Reviewer Comment (2025-05-14): Received 12 month servicer pay history. However, provide Note or Property History report or business 6 months bank statement to verify mortgage is being paid by business. Exception remains.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834491	xxxxxx	33410817	xxxxxx	05/09/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-05-14): FTP provided	05/14/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834491	xxxxxx	33410819	xxxxxx	05/09/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-05-14): FTP provided	05/14/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834491	xxxxxx	33416614	xxxxxx	05/09/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.	Flood Insurance City does not match the Note. xxxxxx is missing.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-16): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-12): As noted on xxxxxx, the policy provided reflects the correction to the city became effective xxxxxx which is post-close and not acceptable. The policy effective date has no bearing on corrections.

Reviewer Comment (2025-06-11): The policy corrected prior to closing has a reduced coverage of $200,000 which is insufficient and increased premium of $938 which was not collected in escrow. Another policy was provided with coverage increased back to $250,000 adding in the correct city, however endorsement became effective xxxxxx which is post close and not acceptable.
																	06/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834491	xxxxxx	33416616	xxxxxx	05/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines allow up to 2 acres; however, the subject has xxxxxx.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-05-14): Client elects to waive with verified compensation factors			05/14/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834491	xxxxxx	33442259	xxxxxx	05/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Page 1 of the DOT vesting has the borrower's name spelled incorrectly. Should be xxxxxx vs. xxxxxx. Provide the corrected and executed DOT correcting name, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-09): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-06): Received corrected DOT + Riders and Lender's Letter of intent to re-record. Pending receipt of LOE to borrower and evidence of delivery to borrower. Reviewer Comment (2025-05-14): Based on investor email post-review			06/09/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834491	xxxxxx	33453145	xxxxxx	05/14/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		The Final Title Policy provided reflects vesting as our borrower, a married man. Per the DOT, both borrower and non-borrower are vested wife and husband.		Reviewer Comment (2025-05-20): Endorsement to FTP provided with updated vesting. Reviewer Comment (2025-05-15): The FTP is not correct. Item #3 on title is how the title is vested. Item #4 which reflects husband and wife is the recorded mortgage which is not the same. Provide the updated FTP. Reviewer Comment (2025-05-14): Based on FTP provided post-review	05/20/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	836405	xxxxxx	33411210	xxxxxx	05/09/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-05-19): Received Title Supplement with the coverage amount. Exception cleared.	05/19/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	836405	xxxxxx	33416659	xxxxxx	05/09/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The initial and final 1003, dec page, reflects intent to occupy. Provide the updated 1003 and lender attestation on error.		Reviewer Comment (2025-05-13): Corrected 1003 and lender attestation provided	05/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	836405	xxxxxx	33416674	xxxxxx	05/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The Note reflects to see the PPP attached.		Reviewer Comment (2025-05-22): LOE and evidence of delivery provided Reviewer Comment (2025-05-20): PPP is signed and dated post-close. Provide the LOE to borrower and evidence of delivery to the borrower.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	Yes	Property Focused
xxxxxx	836405	xxxxxx	33488321	xxxxxx	05/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A PPP rider to the DOT was provided post-review, however the DOT does not check a PPP rider is attached. Provide the corrected DOT to include rider, LOE to borrower, evidence of delivery to borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-20): Client elects to waive with verified compensation factors			05/20/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	830008	xxxxxx	33404966	xxxxxx	04/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	Address: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx Disaster End date: xxxxxx	The property is located in Fema disaster area. Provide a post-disaster inspection verifying there is no damage. The inspection must include exterior photos and the property must be re-inspected on or after xxxxxx declared end date.		Reviewer Comment (2025-04-24): Received appraisal. Condition cleared.	04/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	830008	xxxxxx	33404967	xxxxxx	04/22/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1	Address: xxxxxx Note date: xxxxxx; Lien Position: 1	The file is missing a copy of the secondary valuation required for securitization purposes.		Reviewer Comment (2025-04-24): Received appraisal. Condition cleared.	04/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	830008	xxxxxx	33404968	xxxxxx	04/22/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	Address: xxxxxx			Reviewer Comment (2025-04-24): Received appraisal. Condition cleared.	04/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx		Investment	Refinance - Cash-out - Other		D	A	D	A			D	A		N/A	No	Property Focused
xxxxxx	834966	xxxxxx	33414046	xxxxxx	05/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided	The Business Purpose Certificate is missing the following information: Loan Closing Date, Lender Name, Loan Amount, Property Address and Borrower name in signature line.	Reviewer Comment (2025-05-28): Received updated Business Purpose Certificate reflecting correct address as xxxxxx. Exception cleared.

Reviewer Comment (2025-05-22): The same BP Cert was provided that was provided on xxxxxx  Please review previous comments. The unit number is incorrect. Docs reflect xxxxxx vs xxxxxx.

Reviewer Comment (2025-05-21): Received the Business Purpose; however, the property address reflects xxxxxx whereas property address is xxxxxx. Exception remains.

Reviewer Comment (2025-05-16): Received the Business Purpose and Occupancy Affidavit; however, the property address does not include xxxxxx. Exception remains.
															05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834966	xxxxxx	33417863	xxxxxx	05/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception in file: HOA will not answer questions off Questionnaire.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-06): Client elects to waive with verified compensation factors. Per the client, the file includes the Questionnaire with 90 out of 93 questions completed, providing sufficient detail for review. The few unanswered items relate to reserves, HOA meeting minutes, and property inspection. That said, overall comfort is derived from the presence of the HOA budget and an Appraisal indicating the property is xxxxxx. The subject is a xxxxxx			05/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	836771	xxxxxx	33422696	xxxxxx	05/12/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The RCE in file reflects replacement cost of $264,000. Loan amount is xxxxxx. Dwelling coverage is $200,000.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-16): Client elects to waive with verified compensation factors. The updated HOI provided post-close confirms replacement coverage Reviewer Comment (2025-06-12): The updated HOI with increased coverage is dated post-close and not acceptable.			06/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	836907	xxxxxx	33428098	xxxxxx	05/13/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-05-15): FTP provided	05/15/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836907	xxxxxx	33435357	xxxxxx	05/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Items 3, 4, 5 & 6 reflect delinquent taxes and all delinquent taxes were not paid through closing. Taxes paid were xxxxxx, however the tax cert and title also reflect xxxxxx and xxxxxx also due for xxxxxx. Further, the title reflects a mortgage lien not paid through closing which the tile states will need satisfactory proof of paid in full.		Reviewer Comment (2025-05-15): Clear FTP provided Reviewer Comment (2025-05-14): Received final SS and tax cert reflecting all taxes paid. Still pending receipt of mortgage lien not paid through closing which title states will need satisfactory proof of paid.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	830542	xxxxxx	33428107	xxxxxx	05/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent. xxxxxx.		Reviewer Comment (2025-05-15): Received Fraud and OFAC searches run on settlement agent. xxxxxx. Exception cleared.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	830542	xxxxxx	33435468	xxxxxx	05/13/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Final Closing Statement in file is not signed or stamped certified.		Reviewer Comment (2025-05-14): Final stamped SS provided	05/14/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	836587	xxxxxx	33435579	xxxxxx	05/13/2025	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		The Final Settlement Statement does not reflect escrows. The borrower does not meet the minimum FICO nor reserves for a waiver.		Reviewer Comment (2025-06-06): Corrected closing statement provided reflecting escrows Reviewer Comment (2025-06-03): Cleared in error: An updated final SS was provided, however the signature page from the incorrect settlement statement was attached to the corrected settlement statement which is not acceptable (see dates at bottom). Provide the final stamped settlement statement which reflects the loan was escrowed.	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	822518	xxxxxx	33444346	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	2023 signed and dated business returns were not provided. There was an IRS extension policy provided regarding returns extended for disaster impacted areas.		Reviewer Comment (2025-05-23): Loan is Non-QM.	05/23/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822518	xxxxxx	33444347	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. xxxxxx/Schedule K-1 less than 25 Percent)	2024 K-1's were not provided. There was an IRS extension policy provided regarding returns extended for disaster impacted areas.		Reviewer Comment (2025-05-23): Tax extension for 2023 was in the file, and taxes for 2024 were not due until xxxxxx due to disaster relief. This is acceptable per guidelines, as signed P&Ls for the missing years were provided.	05/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822518	xxxxxx	33444348	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. xxxxxx/Schedule K-1 less than 25 Percent)	2024 K-1 was not provided. There was an IRS extension policy provided regarding returns extended for disaster impacted areas.		Reviewer Comment (2025-05-23): Tax extension for 2023 was in the file, and taxes for 2024 were not due until xxxxxx due to disaster relief. This is acceptable per guidelines, as signed P&Ls for the missing years were provided.	05/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822518	xxxxxx	33444349	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (xxxxxx/S-Corp)	2023 signed and dated business returns were not provided. There was an IRS extension policy provided regarding returns extended for disaster impacted areas.		Reviewer Comment (2025-05-23): Tax extension for 2023 was in the file, and taxes for 2024 were not due until xxxxxx due to disaster relief. This is acceptable per guidelines, as signed P&Ls for the missing years were provided.	05/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822518	xxxxxx	33444350	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Schedule C	Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (xxxxxx/Schedule C)	2023 signed and dated personal returns were not provided. There was an IRS extension policy provided regarding returns extended for disaster impacted areas.		Reviewer Comment (2025-05-23): Tax extension for 2023 was in the file, and taxes for 2024 were not due until xxxxxx due to disaster relief. This is acceptable per guidelines, as signed P&Ls for the missing years were provided.	05/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822518	xxxxxx	33444352	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2025-06-09): xxxxxx received disclosure summary suffice.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822518	xxxxxx	33444552	xxxxxx	05/14/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Borrower recently completed a Cash-out refinance on the subject property in March, 2025 which is within 6 months prior to the current loan closing and makes the loan ineligible. Investor exception provided in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-05-13): Client elects to waive with verified compensation factors			05/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822518	xxxxxx	33447215	xxxxxx	05/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Second Appraisal Fee was not shown on the initial LE but was shown as $600.00 on the final CD. No valid COC or cure was provided.	Reviewer Comment (2025-07-10): xxxxxx received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-07-03): xxxxxx received LOE to borrower, Copy of Refund Check, proof of mailing, Corrected CD. Missing Copy of Refund Check, proof of mailing to cure.

Reviewer Comment (2025-06-18): xxxxxx received Changed Circumstance dated xxxxxx , but we require information on why the second appraisal was required.  A valid Changed Circumstance with sufficient information or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-06-09): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason second appraisal fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																07/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	822518	xxxxxx	33448168	xxxxxx	05/14/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The business tax returns are not signed and dated by the borrower for 2022 and business transcripts were not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-05-23): The client elects to waive.			05/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822518	xxxxxx	33448695	xxxxxx	05/14/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	Schedule C: Existence of the borrower’s business is to be verified within 90 days prior to the Note date, through one of the following: • Third party verification from licensed tax preparer, regulatory agency, or applicable licensing bureau, or • Internet screenshot displaying the phone listing and address verification of the borrower’s business, or • A business bank statement dated within 90 days of the Note date for income used in qualification	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-05-23): The client elects to waive.			05/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	822518	xxxxxx	33449140	xxxxxx	05/14/2025	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file		Provide the leasehold agreement and evidence of ground rents. Ground rents to be added to DTI.		Reviewer Comment (2025-05-21): Per client email, they are accepting the leasehold agreement as-is with the UW comments verifying $0 obligation in ground rent. Reviewer Comment (2025-05-19): Leasehold agreement was provided but it does not specify what the ground rents are. Documentation to this effect to be provided.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836976	xxxxxx	33430163	xxxxxx	05/14/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-05-20): Received Final Title Policy. Exception cleared.	05/20/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836976	xxxxxx	33430164	xxxxxx	05/14/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-05-20): Received Final Title. Exception cleared.	05/20/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836976	xxxxxx	33430217	xxxxxx	05/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud report not provided for either borrower. Must contain all participants.		Reviewer Comment (2025-05-22): Received OFAC search for seller xxxxxx. Exception cleared. Reviewer Comment (2025-05-21): Received full fraud report. Fraud and OFAC search not run on seller, xxxxxx. Exception remains.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836976	xxxxxx	33431777	xxxxxx	05/14/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		xxxxxx Fair Plan Policy is missing ISAOA		Reviewer Comment (2025-05-21): Updated HOI provided	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836976	xxxxxx	33441256	xxxxxx	05/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: City does not match the Note.		Reviewer Comment (2025-05-21): FTP provided	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836976	xxxxxx	33441278	xxxxxx	05/14/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: AVM / Valuation Report date: xxxxxx	AVM: City does not match the Note.		Reviewer Comment (2025-05-21): New AVM provided with updated address.	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836976	xxxxxx	33441280	xxxxxx	05/14/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx Fair Plan policy: City does not match the Note.		Reviewer Comment (2025-05-21): Updated HOI provided	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837152	xxxxxx	33447913	xxxxxx	05/15/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		COGS for the Borrowing Entity missing from xxxxxx, which is where the entity was formed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-06-02): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-29): The guidelines require a COGS for the state in which the entity was formed. Investor can elect to waive with verified compensation factors.			06/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837152	xxxxxx	33447915	xxxxxx	05/15/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Beneficial Ownership Cert must be fully executed.		Reviewer Comment (2025-06-18): Beneficial owner document provided Reviewer Comment (2025-05-19): The guidelines under LLC just state Beneficial Ownership Cert must be fully executed. It does not state it is only required on non-single member Entity loans.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837772	xxxxxx	33442585	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-05-20): Received Certificate of Good Standing. Exception cleared.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837772	xxxxxx	33442587	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on signor for Property Seller, xxxxxx.		Reviewer Comment (2025-05-20): Received updated fraud report. Fraud and OFAC search on seller. Exception cleared.	05/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837772	xxxxxx	33453319	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		The OA requires a Unanimous Consent to bind the company. The other owner is the managing member vs. our Guarantor.		Reviewer Comment (2025-07-02): Received Corporate Resolution. Exception cleared. Reviewer Comment (2025-06-16): Investor to advise if they are accepting the document. The Seller copied the LOE onto a document and titled it Corporate Resolution. The Unanimous Consent has specific verbiage that is not provided. Assigned to investor. Reviewer Comment (2025-05-30): The UC contains specific verbiage there for an LOE signed by the non-borrower and borrower is not acceptable. This was also discussed with the investor who is also not accepting the LOE.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837772	xxxxxx	33453326	xxxxxx	05/16/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the borrowing entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-14): Client elects to waive			05/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837637	xxxxxx	33453403	xxxxxx	05/16/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The PPP addendum to the Note does not reflect the Trust.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-05-14): Client elects to waive with verified compensation factors			05/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837637	xxxxxx	33453466	xxxxxx	05/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The final CD reflects a disbursement date prior to the loan closing. If disbursement date is incorrect, provide the final stamped settlement statement to support.		Reviewer Comment (2025-05-19): Final stamped SS provided	05/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837621	xxxxxx	33444029	xxxxxx	05/16/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Note reflects unit xxxxxx vs Appraisal and CU reflects unit xxxxxx		Reviewer Comment (2025-06-05): Updated appraisal and CU provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837034	xxxxxx	33444058	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-05-22): Received Business Purpose Certificate. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837034	xxxxxx	33444060	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided				Reviewer Comment (2025-06-18): Tracking reflects out for delivery Reviewer Comment (2025-06-17): Received LOE to borrower, LOI and mailing label. Tracking reflects label created. Must reflect at minimum in transit. Reviewer Comment (2025-06-17): Received corrected and executed DOT adding in rider and executed rider. Pending receipt of LOE to borrower, evidence of delivery to borrower and lender's letter of intent to re-record.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837034	xxxxxx	33446932	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx; Seller, xxxxxx.		Reviewer Comment (2025-05-22): Received Watch List. Fraud and OFAC search run on the seller and settlement agent. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837034	xxxxxx	33447013	xxxxxx	05/16/2025	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2025-05-22): Clearance report provided	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837034	xxxxxx	33453607	xxxxxx	05/16/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		EAD card expires within 6 months. If the EAD will expire within six (6) months of loan application, it is acceptable to obtain a letter from the employer documenting the borrower’s continued employment and continued EAD renewal. The employer on the loan application must be the same as on the unexpired EAD. The EAD documentation is acceptable for up to 540 days if an automatic extension has been granted.		Reviewer Comment (2025-06-10): xxxxxx provided reflecting extended through xxxxxx for C08. Reviewer Comment (2025-05-22): Received document from xxxxxx. Provide For I-797C, Notice of Action to verify that borrower had applied for extension. Exception remains.	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	833941	xxxxxx	33450474	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $247,750.52 is over disclosed by $219.95 compared to the calculated Amount Financed of $247,530.57 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Amount Financed shown as $247,750.52 and calculated amount financed is $247,530.57. Variance of $219.95.	Reviewer Comment (2025-06-18): xxxxxx received LOE, Copy of refund Check, Corrected CD and proof of delivery. Separate exception set for tolling rescission from validations.

Reviewer Comment (2025-05-30): xxxxxx received Corrected CD, LOE to borrower, copy of cure refund of $219.95 and proof of mailing. However, the cure refund check utilized $25 to cure the Appraisal Fee tolerance violation also.  As the appraisal fee is not a finance charge, that cure must be separate from the finance charge violation restitution and cure refund is short $25. Additionally, missing proof of reopening rescission to all consumers on this material disclosure violation of a rescindable transaction.  Provide copy of cure refund for shortage of $25, proof of mailing and proof of reopening rescission to all consumers on the transaction.
																06/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833941	xxxxxx	33450475	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $424,649.01 is under disclosed by $219.95 compared to the calculated Finance Charge of $424,868.96 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Finance charge shown as $424,649.01 and calculated finance charge is $424,868.96. Variance of -$219.95.	Reviewer Comment (2025-06-18): xxxxxx received LOE, Copy of refund Check, Corrected CD and proof of delivery. Separate exception set for tolling rescission from validations.

Reviewer Comment (2025-05-30): xxxxxx received Corrected CD, LOE to borrower, copy of cure refund of $219.95 and proof of mailing. However, the cure refund check utilized $25 to cure the Appraisal Fee tolerance violation also.  As the appraisal fee is not a finance charge, that cure must be separate from the finance charge violation restitution and cure refund is short $25. Additionally, missing proof of reopening rescission to all consumers on this material disclosure violation of a rescindable transaction.  Provide copy of cure refund for shortage of $25, proof of mailing and proof of reopening rescission to all consumers on the transaction.
																06/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833941	xxxxxx	33450476	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $550.00. Insufficient cure was provided to the borrower.	Reviewer Comment (2025-05-30): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-05-21): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was increased and what market conditions affected appraisal fee to increase.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																05/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833941	xxxxxx	33450477	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient cure was provided to the borrower		Reviewer Comment (2025-05-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833941	xxxxxx	33450478	xxxxxx	05/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $157.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $157.00 exceeds tolerance of $59.00. Insufficient cure was provided to the borrower.		Reviewer Comment (2025-05-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”	05/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833941	xxxxxx	33451052	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, settlement agent, xxxxxx, was not included in the report.		Reviewer Comment (2025-05-28): Received updated Fraud report. Fraud and OFAC run on the settlement agent. Exception cleared.	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833941	xxxxxx	33455375	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Occupancy Cert: Refinance only is not checked.		Reviewer Comment (2025-05-21): Received updated Occupancy Certificate. Exception cleared.	05/21/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833941	xxxxxx	33455409	xxxxxx	05/16/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-05-26): Updated HOI provided	05/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833941	xxxxxx	33685376	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TILA	TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.		This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure. Further, the RTC must allow the borrower three days to cancel the transaction from date of delivery.		Reviewer Comment (2025-07-02): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided Reviewer Comment (2025-07-01): Received docusign. Re-queue condition on xxxxxx as the rescission period will have expired then. Reviewer Comment (2025-06-30): Received new signed RTC forms (which evidences delivery) and LOE to borrower. RTC forms are e-signed. Provide the docusign for both individuals. Also, until rescission period ends at midnight on xxxxxx condition cannot be cured until then.		07/02/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct notice of rescission model form	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836684	xxxxxx	33452820	xxxxxx	05/19/2025	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal is not in lender's name		Reviewer Comment (2025-05-16): Client elects to waive Loan is HPML Compliant			05/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836684	xxxxxx	33452821	xxxxxx	05/19/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-05-16): Client elects to waive			05/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836684	xxxxxx	33452825	xxxxxx	05/19/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8,400.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increases from $0.00 on the initial Loan Estimate to $8,400.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-06-10): xxxxxx received a valid COC.	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836684	xxxxxx	33452885	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx.		Reviewer Comment (2025-06-19): Received GSA. Exception cleared. Reviewer Comment (2025-06-16): Received OFAC search, please provide SAM.Gov for settlement agent. Exception remains. Reviewer Comment (2025-05-29): Received updated Fraud Report. However Fraud and OFAC search run on the settlement agent reflects possible match found. Provide document to verify that the match found is not for our settlement agent. Exception remains.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836684	xxxxxx	33472922	xxxxxx	05/19/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided	xxxxxx CU score 2.5, xxxxxx CU score 4.5. Due to discrepancy, a secondary valuation is required per guidelines.	Reviewer Comment (2025-07-24): Field review received with appraisal supported value of xxxxxx

Reviewer Comment (2025-07-08): The same ARR was provided that was previously provided. Please review comments from xxxxxx: The CDA provided reflects high risk and additional review required, however is 10% below appraised value. Another ARR does not take the place of a CDA as it is the same product. The ARR reflects same value as appraisal. Investor to advise if they are accepting CDA since within 10%. Assigned to investor.

Reviewer Comment (2025-06-13): The CDA provided reflects high risk and additional review required, however is 10% below appraised value. Another ARR does not take the place of a CDA as it is the same product. The ARR reflects same value as appraisal. Investor to advise if they are accepting CDA since within 10%. Assigned to investor.
															07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836684	xxxxxx	33472998	xxxxxx	05/19/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity. Operating Agreement was only provided, however is not acceptable per the above and is not a third party document.		Reviewer Comment (2025-05-29): Received Bank statement from 24 months prior to note date reflecting activity. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836684	xxxxxx	33473010	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Per the credit report, mortgage loan was modified. Provide the modification documents.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-25): Client elect to waive with verified compensation factors			07/25/2025	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835252	xxxxxx	33453267	xxxxxx	05/19/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-05-21): Received Final Title Policy. Exception cleared.	05/21/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	835252	xxxxxx	33453268	xxxxxx	05/19/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-05-21): Received Final Title Policy. Exception cleared.	05/21/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	835252	xxxxxx	33453571	xxxxxx	05/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-05-22): Received Approval. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836418	xxxxxx	33456178	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		OA requires the unanimous consent.		Reviewer Comment (2025-06-04): Borrowing cert provided	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836418	xxxxxx	33456180	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of $2,056.03 does not match Calculated P&I of $2,271.64	The Note reflects an I/O payment, however the Note does not reflect any I/O terms nor was an I/O addendum provided.		Reviewer Comment (2025-06-10): LOE and mailing label provided. Tracking reflects in transit. Reviewer Comment (2025-06-06): Received corrected and executed Note. Pending receipt of LOE to borrower and evidence of delivery to borrower.	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	835243	xxxxxx	33456602	xxxxxx	05/16/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx. Funds limited to the borrower's ownership %. (Note: LLC is also listed as currently vested on title).		Reviewer Comment (2025-06-14): Removed account #xxxxxx and added account xxxxxx. Evidence in file borrowers are 100% owners of business Reviewer Comment (2025-06-05): Per the OA, the business is owned by another LLC xxxxxx and that LLC is owned by a Trust possibly (xxxxxx UTD dated xxxxxx ). Provide the OA for xxxxxx and the Trust Agreement for xxxxxx dated xxxxxx ). Reviewer Comment (2025-05-29): Received Articles of Organization and Business Entity Listing however the ownership % is missing. Provide of ownership % in xxxxxx. Funds limited to the borrower's ownership %. Exception remains.	06/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	835243	xxxxxx	33456604	xxxxxx	05/16/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage for the subject property does not report on credit with xxxxxx. Provide an additional 4 months of borrower's payment for 6 months total via bank statements/cancelled checks per guidelines. VOM, Mortgage Statement, Payoff, and Jan 2025 and Feb 2025 payments provided.		Reviewer Comment (2025-06-12): Received borrower's payment for 6 months total via bank statements. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	835243	xxxxxx	33456614	xxxxxx	05/16/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-05): FTP provided	06/05/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	835243	xxxxxx	33456618	xxxxxx	05/16/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-05-29): Received Secondary valuation. Exception cleared.	05/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	835243	xxxxxx	33458764	xxxxxx	05/16/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Municipal lien on title does not reflect paid on the HUD.		Reviewer Comment (2025-06-05): Clear FTP provided Reviewer Comment (2025-05-29): The LOE provided only states we will release the recordings per your instructions. It does not state the municipal lien on title is paid in full and will not appear on the title report.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	835243	xxxxxx	33474054	xxxxxx	05/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the approval, loan was reviewed to FN guidelines, however borrower has SSN numbers, xxxxxx credit and resides in the xxxxxx per the 1003. The guidelines do not have a program from Foreign Nationals living in the xxxxxx.		Reviewer Comment (2025-06-05): Updated 1003 with correct overseas primary, CPA letter with supporting evidence of ownership in overseas address, updated fraud report provided with overseas address and a look up of xxxxxx visa's which the borrower's hold are for visitors. Reviewer Comment (2025-05-28): The updated 1003 does not clear this condition. Fraud report and credit were also run on xxxxxx address as primary as well as fraud report reflects that primary is owned free and clear.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	834336	xxxxxx	33456639	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Business License for xxxxxx shows license expired on xxxxxx		Reviewer Comment (2025-05-27): Received Certificate of Good Standing, that reflects business is Active. Exception cleared.	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	834336	xxxxxx	33456641	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2025-05-28): Final CD provided Reviewer Comment (2025-05-26): The LOE does not clear this condition. There isn't a final CD, HUD or settlement statement in file.	05/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	834336	xxxxxx	33456643	xxxxxx	05/20/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Mortgage account not reporting on the credit report for subject xxxxxx. Provide proof of borrower’s payment for the most recent 6-months via bank statements/cancelled checks. VOM, Mortgage Statement and Payoff provided.		Reviewer Comment (2025-06-03): Received borrower’s payment for the most recent 6-months. Exception cleared. Reviewer Comment (2025-05-28): As previously stated, the LOE does not clear this condition. The investor had this loan reviewed to their guidelines, therefore all investor guideline requirements must be met. Reviewer Comment (2025-05-26): The LOE does not clear this condition. Loan was reviewed to investor guidelines which requires this documentation.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	834336	xxxxxx	33458950	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-28): Received updated Fraud Report. Fraud and OFAC search run on the Settlement agent xxxxxx. Exception cleared. Reviewer Comment (2025-05-27): Received Email to verify the settlement agent name. However the file is missing Fraud report and OFAC search for settlement agent, xxxxxx along with Final HUD-1 to verify the person who has signed the HUD-1. Exception remains.	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	834336	xxxxxx	33474115	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Occupancy Cert does not have Refinance Only checked.		Reviewer Comment (2025-05-26): Updated NOO provided	05/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	834336	xxxxxx	33474127	xxxxxx	05/20/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects a different lender.		Reviewer Comment (2025-05-28): NMLS provided reflecting mortgagee on HOI and Note are one in the same. Reviewer Comment (2025-05-26): The LOE is not acceptable. The lender on the note does not match the HOI mortgagee + ISAOA. HOI reflects xxxxxx ISAOA. Note reflects Lending Now.	05/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	837240	xxxxxx	33469966	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2025-05-22): Received Senior Lien note. Exception cleared.	05/22/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837240	xxxxxx	33473000	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,935.18 exceeds tolerance of $4,975.00. Insufficient or no cure was provided to the borrower. (7200)	Discount Points were last disclosed as $4,975.00 on the Loan Estimate, but was disclosed as $5,935.18 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $960.18, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2025-06-11): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-05-29): xxxxxx Received COC dated xxxxxx does states pricing change; however, COC does not specify the factors for pricing change. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2025-05-28): xxxxxx received COC dated xxxxxx however the fee increased on CD dated xxxxxx for $6840.63. Kindly provide a valid COC for the fee increased on CD dated xxxxxx or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2025-05-22): xxxxxx received COC dated xxxxxx however the fee increased on CD dated xxxxxx for $6840.63. Kindly provide a valid COC for the fee increased on CD dated xxxxxx or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
																06/11/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837240	xxxxxx	33473065	xxxxxx	05/20/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City name (xxxxxx) does not match on HOI policy as per the Note document (xxxxxx). Please provide corrected HOI document.		Reviewer Comment (2025-05-22): Received updated HOI policy. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837240	xxxxxx	33473110	xxxxxx	05/20/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Please provide supporting document to verify P&I for the xxxxxx reflecting on the final 1003 with a monthly pmt of $2,607.09, bal of $276,500.00.		Reviewer Comment (2025-05-22): Received Final Closing Disclosure for property located at xxxxxx to verify P&I. Exception cleared.	05/22/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837240	xxxxxx	33480333	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-05-19): Client elects to waive			05/19/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835781	xxxxxx	33469519	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2025-06-10): xxxxxx recieved valid rebuttal comment and eSign console document that initial disclosures sent within that 3 days' timeline. Reviewer Comment (2025-06-05): xxxxxx received rebuttal comment and Esign process summary. But we also required proof that initial LE dated xxxxxx was provided to borrower by another method (such as xxxxxx Mail) within 3 days of application date of xxxxxx for testing.	06/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835781	xxxxxx	33469539	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8,210.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee was not disclosed on Initial LE and was later disclosed as $3,815.00 on LE dated xxxxxx and the Loan Point Fee was again increased to $8,210.00 on LE dated xxxxxx . No COC is provided in the file.		Reviewer Comment (2025-05-23): xxxxxx received COC xxxxxx dated for change in pricing.	05/23/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835781	xxxxxx	33469540	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $585.00 exceeds tolerance of $560.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $560.00 on the initial Loan Estimate to $585.00 on the LE dated xxxxxx . No COC is provided in the file.		Reviewer Comment (2025-05-30): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-05-23): xxxxxx received COC dated xxxxxx for increase in appraisal fee due to market conditions and new property information received but the provided reason is not sufficient. Please provide more information on new property information received and what market conditions observed that resulted in increase in closing cost to borrower.		05/30/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835781	xxxxxx	33469541	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $108.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	Cure for $49 on Final CD, however due to multiple tolerance violations, this will be addressed once all other violations have been addressed.		Reviewer Comment (2025-05-23): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	05/23/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835781	xxxxxx	33469545	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-05-19): Client elects to waive			05/19/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835781	xxxxxx	33469570	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2025-07-16): Senior lien Note provided Reviewer Comment (2025-07-16): .	07/16/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835781	xxxxxx	33469573	xxxxxx	05/20/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2025-05-30): Received HOI policy prior to note Date. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835781	xxxxxx	33472103	xxxxxx	05/20/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Page 1 of the Final 1003 does not reflect owned. Transaction is a refinance of an owner occupied property.		Reviewer Comment (2025-05-22): Updated 1003 provided	05/22/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835781	xxxxxx	33480082	xxxxxx	05/20/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		There was a 2023 K-1 for the business provided which does not support the bank statement income.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-06-03): Client elects to waive with verified compensation factors. Per the client, business returns were not provided to determine allowable add-backs to the borrower. The 2023 K1 reported $30k+ ordinary xxxxxx income to Bwr. Bwr has 33.40%. ownership. 12mos xxxxxx bank covering the more recent period 3/2024-2/2025 to document income used to qualify.			06/03/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836337	xxxxxx	33469728	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $366,752.21 is over disclosed by $278.95 compared to the calculated Amount Financed of $366,473.26 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The Amount Financed is over disclosed by $278.95 due to Appraisal Service Management Fee in the amount of $254.00.	Reviewer Comment (2025-06-27): xxxxxx received LOE, Copy of refund Check, Corrected CD and proof of delivery. Separate exception set for tolling rescission from validations.

Reviewer Comment (2025-06-19): xxxxxx received PCCD, LOE, copy of check $254 and proof of mailing.  However, the finance charge total underdisclosure was $278.95 which must be cured in for total underdisclosure amount.  Cure refund shortage is 24.95.  Additionally, did not receive proof of reopening of rescission to all consumers.  Please provide additional cure refund to borrower of $24.95, proof of mailing and proof of reopening rescission to all consumers.
																06/27/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836337	xxxxxx	33469729	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $617,313.77 is under disclosed by $278.95 compared to the calculated Finance Charge of $617,592.72 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The threshold of $35.00 is exceeded due to Appraisal Service Management Fee in the amount of $254.00.	Reviewer Comment (2025-06-27): xxxxxx received LOE, Copy of refund Check, Corrected CD and proof of delivery. Separate exception set for tolling rescission from validations.

Reviewer Comment (2025-06-19): xxxxxx received PCCD, LOE, copy of check $254 and proof of mailing.  However, the finance charge total underdisclosure was $278.95 which must be cured in for total underdisclosure amount.  Cure refund shortage is 24.95.  Additionally, did not receive proof of reopening of rescission to all consumers.  Please provide additional cure refund to borrower of $24.95, proof of mailing and proof of reopening rescission to all consumers.

Reviewer Comment (2025-06-13): Finance charge remains under disclosed in the amount of $278.95.
																06/27/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836337	xxxxxx	33469730	xxxxxx	05/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $620.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $600.00 on the initial Loan Estimate to $620.00 on the initial Closing Disclosure. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-06-13): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		06/13/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836337	xxxxxx	33469744	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in the Fraud Report and OFAC searches. The Settlement Agent, xxxxxx, is missing.		Reviewer Comment (2025-05-27): Received updated Fraud Report. Fraud and OFAC run on the settlement agent. Exception cleared.	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836337	xxxxxx	33795750	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TILA	TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.	Reviewer Comment (2025-07-08): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided

Reviewer Comment (2025-07-03): Received docusign for both RTC's. Please re-queue condition on 7/8 which is after xxxxxx rescission ends for cure.

Reviewer Comment (2025-07-02): Received executed RTC for xxxxxx (which evidences delivery). Still pending receipt of docusign for xxxxxx and now docusign for xxxxxx as well. Further, condition cannot be cured until after midnight 7/7 which is when xxxxxx rescission expires.

Reviewer Comment (2025-06-27): Received LOE to borrower and signed RTC for xxxxxx which also evidences delivery. Pending receipt of RTC for xxxxxx and also docusign for e-signed disclosures. In addition, condition cannot be cured until after rescission expiration at midnight on xxxxxx
																07/08/2025		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct notice of rescission model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836440	xxxxxx	33458472	xxxxxx	05/20/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per investor overlays, follow investor guidelines for mortgages not on credit. Housing history for primary residence on xxxxxx not provided. Provide proof of the 12 month housing history with 6 month borrower pay history and a copy of the Note or Mortgage statement. Or provide evidence free and clear.	The qualifying DSCR on the loan is greater than the guideline minimum. 9.69 months of reserves when 6 is required.	Reviewer Comment (2025-06-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-06): This is not for the subject property but the primary residence. The comments made are for the subject property. Provide the history for the primary residence or evidence free and clear.			06/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	836440	xxxxxx	33458478	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket to the Settlement Agent not provided.		Reviewer Comment (2025-05-27): Wire ticket provided Reviewer Comment (2025-05-22): Document uploaded was an unsigned HUD. Condition is requesting wire ticket to settlement agent.	05/27/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	836440	xxxxxx	33474518	xxxxxx	05/20/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per investor overlays, follow investor guidelines for mortgages not on credit. Housing history for subject property not provided. Payoff provided. Provide 12 month housing history along with evidence of borrower's 6 month borrower pay history and a copy of the Note or Mortgage statement.	The qualifying DSCR on the loan is greater than the guideline minimum. 9.69 months of reserves when 6 is required.	Reviewer Comment (2025-06-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-06): Assigned to investor. Lender would like to waive. Comments from Seller: Prior loan was a light rehab/bridge-only RTL project that probably didn't draw. There is no payment history for the mere three (3) or four (4) months the loan was active. Nothing to provide beside lack of late fees on payoff statement. Pass to investor for further consideration.			06/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	836981	xxxxxx	33467824	xxxxxx	05/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on seller, xxxxxx.		Reviewer Comment (2025-06-05): Received Fraud report and OFAC run on seller, xxxxxx. Exception Cleared. Reviewer Comment (2025-05-29): Received updated fraud report. However, Fraud and OFAC not run on seller, xxxxxx. Ward. Exception remains.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836981	xxxxxx	33473418	xxxxxx	05/20/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		STR is allowed to be reported on 1007 as long as it contains certain information. Provide the source of the data used to complete the STR analysis; Factor seasonality. The 1007 nor STR addendum reflect these two items.		Reviewer Comment (2025-05-29): Updated 1007 provided	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836086	xxxxxx	33472565	xxxxxx	05/21/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-06-06): LOE from title provided Reviewer Comment (2025-06-03): The correct and incorrect title policy are dated and time stamped the same. Provide evidence of which was provided last (i.e. email from title with updated amount). Reviewer Comment (2025-06-02): The FTP was provided, however reflects the amount of insurance is xxxxxx which does not cover the loan amount of xxxxxx.	06/06/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	836086	xxxxxx	33472566	xxxxxx	05/21/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-06-02): FTP provided	06/02/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	836086	xxxxxx	33636497	xxxxxx	06/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor utilizing 1 month rent and security deposit to utilized up to 120% for DSCR qualification of higher lease amount vs. the required 2 months rent receipt.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-12): Client elects to waive with verified compensation factors			06/12/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	833569	xxxxxx	33474206	xxxxxx	05/21/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-06): Received Title Final. Exception cleared.	06/06/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33474217	xxxxxx	05/21/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least xxxxxx. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors Reviewer Comment (2025-05-30): Please review comments from xxxxxx The effective date of endorsement is xxxxxx which is post close and not acceptable. So the HOI updated the mortgagee but made it effective as of xxxxxx Displaying the policy period has no bearing on this if the endorsement specifically states it became effective on xxxxxx Reviewer Comment (2025-05-29): Updated HOI received, however reflects effective date of endorsement is xxxxxx which is post close and not acceptable.			06/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33474218	xxxxxx	05/21/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-06): Received Title Final. Exception cleared. Reviewer Comment (2025-05-30): Received Closing Protection Letter. However the document requested is for Title Supplemental Report reflecting the Title policy amount. Exception remains.	06/06/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33474274	xxxxxx	05/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Business Purpose Certificate.(Note: This is not the occupancy cert).		Reviewer Comment (2025-06-11): BP cert provided	06/11/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33483578	xxxxxx	05/21/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the final stamped closing statement for the property "xxxxxx" to verifying the debts paid prior to closing. Estimate only in file.		Reviewer Comment (2025-06-04): Final stamped settlement statement provided reflecting debts paid.	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33483727	xxxxxx	05/21/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.36315% exceeds Guideline total debt ratio of 50.00000%.	Per Final 1003, loan was approved with primary housing expenses of $4,497.00, however, taxes and insurance are not included in the mortgage payment. Review found primary housing expenses of $5,346.10 for P&I and Taxes. Insurance documentation is still pending.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-10): The HOI for xxxxxx was already in file and reviewed. It was included in the DTI. The current DTI is reflective of the HOI premium for this REO in the DTI.

Reviewer Comment (2025-06-06): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 53.30072% exceeds Guideline total debt ratio of 50.00000%.

Reviewer Comment (2025-06-04): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 52.29803% exceeds Guideline total debt ratio of 50.00000%.
																	06/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33483736	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TILA	TILA - Impermissible Prepayment Penalty	Truth in Lending Act (Dodd-Frank 2014): Covered transaction contains impermissible prepayment penalty.	Personal debt being paid through closing totaling $97,001.00. Consumer purpose investment.		Reviewer Comment (2025-06-27): Client elects to waive Reviewer Comment (2025-06-27): Regraded to xxxxxx based on lender's removal of prepay. Reviewer Comment (2025-06-24): Received corrected and executed DOT + Note, LOE to borrower, LOI, and cancelled rider and addendum. Pending receipt of evidence of delivery to the borrower prior to escalation for downgrade.			06/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33483737	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.36315% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Per Final 1003, loan was approved with primary housing expenses of $4,497.00, however, taxes and insurance are not included in the mortgage payment. Review found primary housing expenses of $5,346.10 for P&I and Taxes. Insurance documentation is still pending.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-10): The HOI for xxxxxx was already in file and reviewed. It was included in the DTI. The current DTI is reflective of the HOI premium for this REO in the DTI.

Reviewer Comment (2025-06-06): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.30072% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)

Reviewer Comment (2025-06-04): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.29803% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
																	06/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33483738	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $18,291.00 exceeds tolerance of $11,729.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2025-05-30): xxxxxx Received Valid COC dated xxxxxx showing lock extended.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	833569	xxxxxx	33483742	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per Final 1003, loan was approved with primary housing expenses of $4,497.00, however, taxes and insurance are not included in the mortgage payment. Review found primary housing expenses of $5,346.10 for P&I and Taxes. Insurance documentation is still pending.		Reviewer Comment (2025-06-11): Client designation updated to Non-QM. Condition no longer applies. Reviewer Comment (2025-06-10): The HOI for xxxxxx was already in file and reviewed. It was included in the DTI. The current DTI is reflective of the HOI premium for this REO in the DTI.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33483782	xxxxxx	05/21/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Tax Verification			Reviewer Comment (2025-06-04): T&I provided	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33483783	xxxxxx	05/21/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	VVOE is dated > 10 days prior to the Note date. VVOE needs to be dated within 10 days prior to Note date or paystub dated within 30 days prior to Note date.		Reviewer Comment (2025-05-30): Received VVOE - Employment Only dated 10 days prior to Note date. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	N/A	Non QM	No	Mortgagor Focused
xxxxxx	833569	xxxxxx	33795562	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepayment Penalty	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan contains a Prepayment Penalty. (Final xxxxxx)	PPP removed post close		Reviewer Comment (2025-06-27): Client elects to waive			06/27/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	834395	xxxxxx	33470366	xxxxxx	05/21/2025	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Currency Convertor required from XE.com or from wall street journal for xxxxxx Dollars $318,350.38 (account xxxxxx with xxxxxx).		Reviewer Comment (2025-06-05): Received Converter from XE.com for historical rates. Exception cleared. Reviewer Comment (2025-05-30): Received currency converter dated xxxxxx .Provide the historical rates xxxxxx ) currency converter for xxxxxx dollars(account xxxxxx with xxxxxx). Exception remains. Reviewer Comment (2025-05-27): Received currency convertor is not from XE.com or from wall street journal. Provide Currency Convertor required from XE.com or from wall street journal for xxxxxx Dollars $318,350.38 (account xxxxxx with xxxxxx). Exception remains.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834395	xxxxxx	33470400	xxxxxx	05/21/2025	Credit	Collateral	Missing/Incorrect	Collateral	Missing document: Lease on leasehold property is not in file				Reviewer Comment (2025-05-29): Received Land lease agreement and ground rent receipt. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834395	xxxxxx	33470422	xxxxxx	05/21/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-05-28): Received Final Title Policy. Exception cleared.	05/28/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834395	xxxxxx	33470430	xxxxxx	05/21/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-05-28): Received Final Title Policy. Exception cleared.	05/28/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834395	xxxxxx	33470439	xxxxxx	05/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx , Borrower: xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-06-10): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-06): Loan was reviewed to 1.2025 Guidelines. Refer to section 2.3.2.2 which indicates: Automatic Payment Authorization (ACH) Form is required for all foreign national borrowers. Funds must be from a xxxxxx Bank. The executed (ACH) enrollment form must be included in the closed loan submission package.The (ACH) enrollment form must include the bank routing number, account number, and account type. Borrowers may select a date within the grace period stated on the Note. The guidelines do state form must contain the routing number and be from a xxxxxx bank.

Reviewer Comment (2025-06-06): The ACH form needs to be fully completed correctly as well as guidelines state the ACH must be from a xxxxxx bank.

Reviewer Comment (2025-05-28): The ACH Form provided does not have the complete 'Electronic ACH Routing Number', Its missing 1 digit as the provided Number is not getting captured in Clarity, Also the check box for automatic payment program is not checked and not from a xxxxxx bank account. Exception remains.
																	06/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834395	xxxxxx	33473273	xxxxxx	05/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on seller, xxxxxx		Reviewer Comment (2025-05-27): Received Fraud report and OFAC run on seller, xxxxxx. Exception cleared.	05/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834395	xxxxxx	33490057	xxxxxx	05/21/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Investor exception in file. Non-Warrantable condo with active litigation. 2 causes are disclosed in HOA docs. 1 is closed and 1 is open. Open suit is considered a nuisance lawsuit and has been handed to the Insurance Company.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-05-20): Client elects to waive with verified compensation factors. Per Client, the litigation does not apply to the borrower or the subject property. A letter in the file from the attorney states the insurance company is representing the HOA, and there is sufficient coverage, and it is not structural.			05/20/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834292	xxxxxx	33475779	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Reviewer Comment (2025-06-04): xxxxxx received updated E-sign Consent agreement with eConsent accepted by borrower on xxxxxx .

Reviewer Comment (2025-05-29): The consumer went through the eConsent process on xxxxxx , the consumer acknowledged the receipt of the LE on xxxxxx But the loan application date was xxxxxx . In the event the consumer had not provided eConsent by xxxxxx , then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
															06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834292	xxxxxx	33475790	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $317,818.58 is over disclosed by $325.00 compared to the calculated Amount Financed of $317,493.58 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $421,848.34; calculated amount financed is $422,173.34. Variance is -$325.00.	Reviewer Comment (2025-07-03): xxxxxx received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-06-18): xxxxxx received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required.  Please provide proof rescission reopened to all consumers.

Reviewer Comment (2025-06-11): xxxxxx received Corrected CD.  If lender is curing the underdisclosure, would need to provide LOE to borrower explaining violation & cure, copy of cure refund for $325, proof of mailing and proof of reopening of rescission to all consumers.
																07/03/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834292	xxxxxx	33475791	xxxxxx	05/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $421,848.34 is under disclosed by $325.00 compared to the calculated Finance Charge of $422,173.34 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $421,848.34; calculated finance charge is $422,173.34. Variance is -$325.00	Reviewer Comment (2025-07-03): xxxxxx received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-06-18): xxxxxx received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing.  As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required.  Please provide proof rescission reopened to all consumers.

Reviewer Comment (2025-06-11): xxxxxx received Corrected CD.  If lender is curing the underdisclosure, would need to provide LOE to borrower explaining violation & cure, copy of cure refund for $325, proof of mailing and proof of reopening of rescission to all consumers.
																07/03/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	834292	xxxxxx	33475868	xxxxxx	05/21/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-06-04): Updated appraisal provided to as-is. To note, the xxxxxx appraisal did not mention any subject to requirements, only why the property is not a PUD. The appraiser's earlier dated appraisal was marked as-is. Appears subject to was marked in error on the xxxxxx appraisal. Reviewer Comment (2025-05-29): Received same appraisal dt. xxxxxx which was already in file. However, requested document was not received provide the document which was requested as per original condition. Exception remains.	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	834292	xxxxxx	33476703	xxxxxx	05/21/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in Fraud/OFAC search. The Settlement Agent name is missing.		Reviewer Comment (2025-06-04): Received Fraud and OFAC search run on settlement Agent. Exception cleared. Reviewer Comment (2025-06-03): Received Fraud report however Fraud/OFAC search not run on settlement agent, xxxxxx. Exception remains.	06/04/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837180	xxxxxx	33474322	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-18): Received Business Purpose Certificate. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837180	xxxxxx	33474323	xxxxxx	05/22/2025	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided				Reviewer Comment (2025-06-18): Received Business Purpose Certificate. Exception cleared. Reviewer Comment (2025-05-27): The guidelines do require a business purpose cert which was not provided. Once that is provided, this condition will also be addressed.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837180	xxxxxx	33479530	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		Rider not provided nor does DOT include rider.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-18): Received recorded reaffirmation, re-execution and re-acknowledgment disclosure signed by the borrower and notarized and executed assignments of leases and rents. Pending receipt of LOE to borrower and evidence of delivery to the borrower. Also, investor to advise if they are accepting reaffirmation vs. updated and re-recorded DOT.			06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838077	xxxxxx	33475792	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-05-29): Received Articles of Organization/Formation. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838077	xxxxxx	33475795	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-05-29): Received Certificate of Good Standing. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838077	xxxxxx	33475796	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Unanimous Consent required if borrower is not 100% owner of Borrowing Entity.		Reviewer Comment (2025-05-29): Received Operating Agreement & Cerificate Ledger in which it shows that borrower is the 100% owner of the Borrowing Entity. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838077	xxxxxx	33475798	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-05-29): Received Employer Identification Number (EIN) for borrowing entity. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838077	xxxxxx	33475799	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-05-29): Received Operating Agreement. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838077	xxxxxx	33480169	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Fraud report and OFAC not run on seller, xxxxxx.	Reviewer Comment (2025-06-11): Received updated Fraud report. Exception cleared.

Reviewer Comment (2025-06-09): Receive GSA and OFAC which was already available in file. Provide updated fraud report or HUD/ LDP for xxxxxx. Exception remains.

Reviewer Comment (2025-06-06): Received OFAC and GSA for xxxxxx. However condition is raised for updated fraud report or HUD/LDP for seller, xxxxxx. Exception remains.

Reviewer Comment (2025-06-04): Received GSA. Provide updated Fraud Report or HUD//LDP search. Exception remains.

Reviewer Comment (2025-05-30): Received OFAC search for seller. Provide updated Fraud Report or HUD/GSA/LDP search. Exception remains.
															06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838077	xxxxxx	33480614	xxxxxx	05/22/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $180,705.00 is less than Cash From Borrower $185,601.71.	Foreign accounts that do not have xxxxxx branches/xxxxxx insured can only be used for reserves. xxxxxx bank does not have xxxxxx branches and is not xxxxxx insured.		Reviewer Comment (2025-06-10): Additional wire provided for funds to close from borrowing LLC dated at closing. Reviewer Comment (2025-05-29): The Wire for $170K was already included at time of review. The additional foreign funds remaining in the accounts cannot be used for closing as they were not transferred to a xxxxxx bank account nor do the institutions have xxxxxx Branches/xxxxxx insured.	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838077	xxxxxx	33492820	xxxxxx	05/22/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		Purchases: If the subject property is currently tenant occupied, the 1007 or 1025 must reflect the current monthly rent. Appraisal reflects Tenant Occupied and 1007 reflects N/A for actual rents.		Reviewer Comment (2025-06-05): Updated appraisal provided reflecting vacant. Per seller comments, property seller uses as STR. 1007 based on long term rents. Reviewer Comment (2025-06-02): The LOE does not clear this condition. A vacant or unleased property is allowed without LTV restriction, however the appraisal reflects tenant occupied. There is no evidence from the appraiser or property seller that there is no written lease on the property and the only a verbal.	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838077	xxxxxx	33492833	xxxxxx	05/22/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 3.1; xxxxxx CU 2.0. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-06-05): CDA provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837996	xxxxxx	33475547	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-02): BP cert provided Reviewer Comment (2025-06-02): No new document was received. Provide the document as requested per original condition. Exception remains.	06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	837996	xxxxxx	33475548	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		Rider not provided nor attached to the DOT.		Reviewer Comment (2025-05-29): LOE from lender provided. Verbiage is built into page 6 of the DOT. There isn't a separate rider.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	837996	xxxxxx	33475610	xxxxxx	05/22/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-05-29): Received CDA. Exception cleared.	05/29/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	837996	xxxxxx	33493061	xxxxxx	05/22/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete		Per guidelines, STR can be utilized on form 1007 again, however must contain certain information. The 1007 does not include daily rental rate and occupancy percentage nor factor seasonality and vacancy into the analysis.		Reviewer Comment (2025-06-13): A different 1007 was provided with an xxxxxx attached. The xxxxxx is lower than the 1007 income. Utilized xxxxxx rents as per guidelines if multiple sources are provided for STR, the lowest is utilized. Further, the 1007 was not updated with any of the information required per the original condition.	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	837996	xxxxxx	33532515	xxxxxx	05/29/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Received CDA reflects xxxxxx vs Note reflects xxxxxx.		Reviewer Comment (2025-06-02): Updated CDA provided	06/02/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	835305	xxxxxx	33479684	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Fraud report and OFAC not run on settlement agent, xxxxxx.	Reviewer Comment (2025-06-10): Received OFAC/GSA/HUD/LDP search for settlement agent. Exception cleared.

Reviewer Comment (2025-06-09): No new documents received.  Please try uploading again. Exception Remains.

Reviewer Comment (2025-05-30): No new document was received. Provide the document as requested on the comment dated xxxxxx . Exception remains.

Reviewer Comment (2025-05-29): Received OFAC and GSA search for settlement agent, however provide HUD/LDP search for settlement agent. Exception remains.

Reviewer Comment (2025-05-27): Loan is approved with xxxxxx Guidelines wherein Individuals to be included in the OFAC search: borrowers/Guarantors, Property Sellers, Settlement Agents. Provide Fraud report and OFAC not run on settlement agent, xxxxxx. Exception remains.
															06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836753	xxxxxx	33478582	xxxxxx	05/22/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: xxxxxx does not match the Note.		Reviewer Comment (2025-06-02): Updated CDA provided	06/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836753	xxxxxx	33493170	xxxxxx	05/22/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Borrower is a Perm Resident per the Perm Resident card in file.		Reviewer Comment (2025-06-05): Updated 1003 provided	06/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836157	xxxxxx	33479518	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-05-29): Received Eligibility Review with conditions. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836157	xxxxxx	33479519	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-05-29): Received Business Purpose Certificate. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836157	xxxxxx	33481111	xxxxxx	05/22/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		Rider not provided nor attached to DOT.		Reviewer Comment (2025-06-17): Evidence of delivery provided via email which is also evidenced by the signed LOE by borrower. Reviewer Comment (2025-06-16): Received LOE to borrower. Provide evidence of delivery to borrower. Exception remains. Reviewer Comment (2025-06-12): Received Assignments Rider, DOT, Intent to Re- record/recordation page. Provide LOE to borrower and delivery to borrower. Exception remains. Reviewer Comment (2025-05-30): Received the same document which was already in file. Provide Assignment of Leases/Rents rider not provided nor attached to DOT. Exception remains.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837655	xxxxxx	33491604	xxxxxx	05/23/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA missing		Reviewer Comment (2025-06-18): Updated HOI provided	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837655	xxxxxx	33491681	xxxxxx	05/23/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note shows xxxxxx VS. HOI shows xxxxxx		Reviewer Comment (2025-06-24): Updated HOI provided	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837308	xxxxxx	33491976	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Excessive DTI	Reviewer Comment (2025-06-30): Additional income documents for a second job provided for B1. DTI is now within guidelines. See added condition for missing income documents for the new employment provided.

Reviewer Comment (2025-06-26): Condition cannot be cleared. Per the previous comments, ff the full mortgage payment is being paid out of a joint account held with the borrower, then there is no way to know that the debt is paid 50% by another party. Any debt paid by others must be documented with a 12 month history that supports a 3rd party is paying the debt. The full debt is included along with the Schedule E rental income. The DTI is excessive and investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-25): The bank statements provided reflect the borrower as a joint owner, therefore it is not known who is making the payments. Investor can elect to waive DTI exception with verified compensation factors.

Reviewer Comment (2025-06-23): A borrower LOE nor CPA letter clear this condition. If the debts are split xxxxxx between the borrower's, 12 months statements from the third party must be provided to support they are paying 50% of the debt. Further, the lease agreement is not used to qualify. Schedule E is used to qualify for rental income on full doc loans.

Reviewer Comment (2025-06-09): As previously sent to the client, the debts, income and REO are not calculated based on documents provided in the file and rental income calculated off of schedule E.

Reviewer Comment (2025-06-03): An income figures will need to be requested by the investor as screen shots cannot be uploaded through the portal. Also, please note what expenses also you are referring to? REO, credit, etc. In the request.

Reviewer Comment (2025-06-02): An income figures will need to be requested by the investor as screen shots cannot be uploaded through the portal. Also, please note what expenses also you are referring to? REO, credit, etc. In the request.

Reviewer Comment (2025-05-29): The debt for xxxxxx was excluded at time of review and a condition set for another 6 months history being paid by a third party. Therefore this is not the cause of the excessive DTI.  Audit DTI is 50.97297%% which exceeds the max of 50%.
															06/30/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837308	xxxxxx	33491977	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.97297% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Excessive DTI	Reviewer Comment (2025-06-30): Additional income documents for a second job provided for B1. DTI is now within guidelines. See added condition for missing income documents for the new employment provided.

Reviewer Comment (2025-06-26): Condition cannot be cleared. Per the previous comments, ff the full mortgage payment is being paid out of a joint account held with the borrower, then there is no way to know that the debt is paid 50% by another party. Any debt paid by others must be documented with a 12 month history that supports a 3rd party is paying the debt. The full debt is included along with the Schedule E rental income. The DTI is excessive and investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-25): The bank statements provided reflect the borrower as a joint owner, therefore it is not known who is making the payments. Investor can elect to waive DTI exception with verified compensation factors.

Reviewer Comment (2025-06-23): A borrower LOE nor CPA letter clear this condition. If the debts are split xxxxxx between the borrower's, 12 months statements from the third party must be provided to support they are paying 50% of the debt. Further, the lease agreement is not used to qualify. Schedule E is used to qualify for rental income on full doc loans.

Reviewer Comment (2025-06-09): As previously sent to the client, the debts, income and REO are not calculated based on documents provided in the file and rental income calculated off of schedule E.

Reviewer Comment (2025-06-03): An income figures will need to be requested by the investor as screen shots cannot be uploaded through the portal. Also, please note what expenses also you are referring to? REO, credit, etc. In the request.

Reviewer Comment (2025-06-02): An income figures will need to be requested by the investor as screen shots cannot be uploaded through the portal. Also, please note what expenses also you are referring to? REO, credit, etc. In the request.

Reviewer Comment (2025-05-29): The debt for xxxxxx was excluded at time of review and a condition set for another 6 months history being paid by a third party. Therefore this is not the cause of the excessive DTI.  Audit DTI is 50.97297%% which exceeds the max of 50%.
															06/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837308	xxxxxx	33492210	xxxxxx	05/27/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.97297% exceeds Guideline total debt ratio of 50.00000%.	Excessive DTI	Reviewer Comment (2025-06-30): Additional income documents for a second job provided for B1. DTI is now within guidelines. See added condition for missing income documents for the new employment provided.

Reviewer Comment (2025-06-26): Condition cannot be cleared. Per the previous comments, ff the full mortgage payment is being paid out of a joint account held with the borrower, then there is no way to know that the debt is paid 50% by another party. Any debt paid by others must be documented with a 12 month history that supports a 3rd party is paying the debt. The full debt is included along with the Schedule E rental income. The DTI is excessive and investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-25): The bank statements provided reflect the borrower as a joint owner, therefore it is not known who is making the payments. Investor can elect to waive DTI exception with verified compensation factors.

Reviewer Comment (2025-06-23): A borrower LOE nor CPA letter clear this condition. If the debts are split xxxxxx between the borrower's, 12 months statements from the third party must be provided to support they are paying 50% of the debt. Further, the lease agreement is not used to qualify. Schedule E is used to qualify for rental income on full doc loans.

Reviewer Comment (2025-06-09): As previously sent to the client, the debts, income and REO are not calculated based on documents provided in the file and rental income calculated off of schedule E.

Reviewer Comment (2025-06-03): An income figures will need to be requested by the investor as screen shots cannot be uploaded through the portal. Also, please note what expenses also you are referring to? REO, credit, etc. In the request.

Reviewer Comment (2025-06-02): An income figures will need to be requested by the investor as screen shots cannot be uploaded through the portal. Also, please note what expenses also you are referring to? REO, credit, etc. In the request.

Reviewer Comment (2025-05-29): The debt for xxxxxx was excluded at time of review and a condition set for another 6 months history being paid by a third party. Therefore this is not the cause of the excessive DTI.  Audit DTI is 50.97297%% which exceeds the max of 50%.
															06/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837308	xxxxxx	33492223	xxxxxx	05/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Excessive DTI	Reviewer Comment (2025-06-30): Additional income documents for a second job provided for B1. DTI is now within guidelines. See added condition for missing income documents for the new employment provided.

Reviewer Comment (2025-06-26): Condition cannot be cleared. Per the previous comments, ff the full mortgage payment is being paid out of a joint account held with the borrower, then there is no way to know that the debt is paid 50% by another party. Any debt paid by others must be documented with a 12 month history that supports a 3rd party is paying the debt. The full debt is included along with the Schedule E rental income. The DTI is excessive and investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-25): The bank statements provided reflect the borrower as a joint owner, therefore it is not known who is making the payments. Investor can elect to waive DTI exception with verified compensation factors.

Reviewer Comment (2025-06-23): A borrower LOE nor CPA letter clear this condition. If the debts are split xxxxxx between the borrower's, 12 months statements from the third party must be provided to support they are paying 50% of the debt. Further, the lease agreement is not used to qualify. Schedule E is used to qualify for rental income on full doc loans.

Reviewer Comment (2025-06-09): As previously sent to the client, the debts, income and REO are not calculated based on documents provided in the file and rental income calculated off of schedule E.

Reviewer Comment (2025-06-03): An income figures will need to be requested by the investor as screen shots cannot be uploaded through the portal. Also, please note what expenses also you are referring to? REO, credit, etc. In the request.

Reviewer Comment (2025-06-02): An income figures will need to be requested by the investor as screen shots cannot be uploaded through the portal. Also, please note what expenses also you are referring to? REO, credit, etc. In the request.

Reviewer Comment (2025-05-29): The debt for xxxxxx was excluded at time of review and a condition set for another 6 months history being paid by a third party. Therefore this is not the cause of the excessive DTI.  Audit DTI is 50.97297%% which exceeds the max of 50%.
															06/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837308	xxxxxx	33515962	xxxxxx	05/27/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The lender excluded the REO debt payment on xxxxxx is being paid by another individual. Per guidelines, for debts paid by others 12 months of recent payments must be provided by the individual. Only 6 months were provided. Provide an additional 6 months.		Reviewer Comment (2025-05-29): 12 months payments made by third party provided Reviewer Comment (2025-05-28): Per, guidelines if debts paid by business requires 6 months of recent payments. However, the REO debt payments is paid by an Individual person. Therefore, per guidelines, if debts is paid by an another individual requires 12 months of recent payments. Only 6 months were provided. Provide an additional 6 months. Exception remains.	05/29/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837308	xxxxxx	33806124	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Additional income documents for a second job provided for B1. VVOE dated within 10 days prior to closing is missing or paystub dated within 30 days prior to closing is missing.		Reviewer Comment (2025-07-02): Non-QM	07/02/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837308	xxxxxx	33806125	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	Additional income documents for a second job provided for B1. VVOE dated within 10 days prior to closing is missing or paystub dated within 30 days prior to closing is missing.		Reviewer Comment (2025-07-02): Paystub dated within 30 days prior to closing was provided for the second job.	07/02/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837308	xxxxxx	33806126	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Additional income documents for a second job provided for B1. VVOE dated within 10 days prior to closing is missing or paystub dated within 30 days prior to closing is missing.		Reviewer Comment (2025-07-02): Paystub dated within 30 days prior to closing was provided for the second job.	07/02/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837308	xxxxxx	33806130	xxxxxx	06/30/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	Additional income documents for a second job provided for B1. VVOE dated within 10 days prior to closing is missing or paystub dated within 30 days prior to closing is missing.		Reviewer Comment (2025-07-02): Paystub dated within 30 days prior to closing was provided for the second job.	07/02/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837308	xxxxxx	33822208	xxxxxx	07/02/2025	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx			Reviewer Comment (2025-07-02): Paystub dated within 30 days prior to closing provided which meets guideline requirements.	07/02/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836702	xxxxxx	33488469	xxxxxx	05/27/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-05-29): FTP provided	05/29/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836702	xxxxxx	33488470	xxxxxx	05/27/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-05-29): FTP provided	05/29/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836702	xxxxxx	33506993	xxxxxx	05/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title. Title and Tax Cert provided reflecting taxes due.		Reviewer Comment (2025-05-29): Clear FTP provided	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	835508	xxxxxx	33489766	xxxxxx	05/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx.		Reviewer Comment (2025-05-30): Received updated Fraud report, Fraud and OFAC search run on the settlement agent. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836296	xxxxxx	33511601	xxxxxx	05/28/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-06): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-03): The policy provided reflects the effective date of the endorsement is xxxxxx which is post-close and not acceptable.			06/06/2025	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836296	xxxxxx	33512152	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-27): Client elects to waive			05/27/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836296	xxxxxx	33523171	xxxxxx	05/28/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx Other Other Other	Provide evidence of free and clear via a property profile or lucid report. Must also reflect vacant land, otherwise evidence of insurance will be required.	Reviewer Comment (2025-06-17): Received Property History Report for property located at xxxxxx reflecting the property is commercial property. Exception cleared.

Reviewer Comment (2025-06-16): Received property history report for xxxxxx does not reflect property type or land use, to verify if the property is commercial. Therefore provide updated property history report. Exception remains.

Reviewer Comment (2025-06-10): Received Property History report for xxxxxx reflecting Land use as xxxxxx and property report for xxxxxx which reflects vacant land. Received Property History report for xxxxxx does not reflect the property type or land use to verify if property is vacant land. Exception remains.

Reviewer Comment (2025-06-04): Received Property History Report wherein owner name reflecting is other borrower. Also tax certificate is not acceptable document to verify that the property is free and clear. Provide evidence of free and clear via a property profile or lucid report. Must also reflect vacant land, otherwise evidence of insurance will be required. Exception remains.
															06/17/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836296	xxxxxx	33523302	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Per the HOI provided for the subject property, it appears the borrower may have other land that was not added to the DTI nor taxes verified. (xxxxxx	Reviewer Comment (2025-06-30): Received Search for the coordinates xxxxxx. Exception cleared.

Reviewer Comment (2025-06-30): Received Search for the coordinates xxxxxx and xxxxxx. However missing search for xxxxxx. Exception remains.

Reviewer Comment (2025-06-26): Received tax bill and property profile report for xxxxxx that supports not owned by the borrower. However, the tax bill for this property is for xxxxxx vs. xxxxxx which the lender indicated in previous comments was for xxxxxx as well as need evidence of coordinates from the previous comments/original condition. The loan officer or HOI agent stating they confirmed the borrower does not own these is not acceptable and would need to be proven. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-19): Comments does not suffices the condition. Please provide document to prove that xxxxxx has those coordinates of xxxxxx; xxxxxx; xxxxxx. Exception remains.

Reviewer Comment (2025-06-17): Received Property History Report for property located at xxxxxx, however the document requested is for property history report for the following properties; xxxxxx; xxxxxx; xxxxxx; xxxxxx; xxxxxx. Exception remains.

Reviewer Comment (2025-06-16): Received email stating that (xxxxxx; xxxxxx; xxxxxx; xxxxxx; xxxxxx.) properties are xxxxxx, with no lien. Therefore provide property history report to verify the same. Exception cleared.

Reviewer Comment (2025-06-10): The provided LOE's & explanation doesnt clear the exception. We would additionally require property history reports for all the xxxxxx properties (xxxxxx; xxxxxx; xxxxxx; xxxxxx.) confirming that borrower is not owning these properties. Exception remains.
															06/30/2025			1	C	A	C	A	C	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836296	xxxxxx	33806570	xxxxxx	06/30/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-30): The client elects to waive. The LTV was calculated from two AVM values and meets guideline requirements			06/30/2025	2		A		A		A	N/A	N/A		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838305	xxxxxx	33496008	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		CD reflects a PPP as well as Note states to see PPP addendum.		Reviewer Comment (2025-06-03): Received Note Addendum - Prepayment. Exception cleared.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	Yes	Property Focused
xxxxxx	838305	xxxxxx	33496423	xxxxxx	05/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated housing history for the primary residence. Borrower made last payment on xxxxxx 24. Application date is xxxxxx . Housing history must be within 45 days of application date.		Reviewer Comment (2025-05-29): Received credit report reflecting housing history within 45 days of application date. Exception cleared.	05/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837733	xxxxxx	33488943	xxxxxx	04/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved to allow the use of a month to month lease on a refinance transaction.comp factors are high DSCR of 1.49%	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-04-29): Client elects to downgrade and waive using compensating factors: The DSCR of 1.145% is greater than the minimum required DSCR of 1.00%			04/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	837739	xxxxxx	33488948	xxxxxx	05/01/2025	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	Missing Fraud and OFAC for xxxxxx.		Reviewer Comment (2025-05-07): OFAC for member provided, exception cleared.	05/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837737	xxxxxx	33488960	xxxxxx	05/12/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $100,000.00.	Lender Exception: Approved Lender Exception - Loan amount less tan $100,000 - at xxxxxx (xxxxxx has approved), Compensating Factor - Value xxxxxx is higher than purchase price (xxxxxx), DSCR is high at 2.45, priced with 12 months reserve - borrower has over 70 months.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's Experience/Track Record. The borrower has 5 Years of Experience. Currently holds 5 Properties.	Reviewer Comment (2025-05-12): Client elects to downgrade and waive based on the following compensating factors: The borrower's DSCR is high at 1.96 Guideline required DSCR is 1.00 Borrower has 70 months in reserves Guideline/pricing requirement: 12 months.			05/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	837554	xxxxxx	33501659	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2025-06-06): Received Fraud Report with OFAC search run on Borrowers/Guarantors, Property Sellers. Exception cleared.	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837554	xxxxxx	33501660	xxxxxx	05/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Provide the unexpired passport.		Reviewer Comment (2025-05-30): Received unexpired passport. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837554	xxxxxx	33501697	xxxxxx	05/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.74 is less than Guideline PITIA months reserves of 6.00.	Reviewer Comment (2025-06-17): Paid invoice dated at closing provided

Reviewer Comment (2025-06-16): The comments from the lender on xxxxxx state the updated invoice is the date of the printed invoice and not the date it was paid. We need to know the date it was paid to determine if it can be added back to closing funds. Must be at or prior to closing.

Reviewer Comment (2025-06-11): Assets updated based on docs provided. Cash to close is calculated ad funds to close + POBB fees + EMD + any adjustments/gifts/1031 on the Final CD. Verified Assets: xxxxxx $156,825, EMD $69,200, POCB fee $2,011 and $775. The attorney POCB fee of $1,850 marked paid cannot be included for closing funds as it is dated xxxxxx which is post-close. If it can be proven this was paid at or prior to closing it can be added back.

Reviewer Comment (2025-06-11): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 5.16 is less than Guideline PITIA months reserves of 6.00.

Reviewer Comment (2025-06-10): Received same business bank statement that was already provided on xxxxxx . Please provide additional asset. Exception remains.
															06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837554	xxxxxx	33520223	xxxxxx	05/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		The bank statement for xxxxxx Bank does not reflect an account holder name or account number.		Reviewer Comment (2025-06-03): Received bank statement with account number which clarified that the borrower is owner of business account. Exception cleared.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	834424	xxxxxx	33497701	xxxxxx	05/28/2025	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss or loss of use coverage of 6 months PITIA is required.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-04): Client elect to waive with verified compensation factors			06/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	834424	xxxxxx	33497713	xxxxxx	05/28/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-06-04): 442 provided	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			C	A		N/A	No	Property Focused
xxxxxx	837667	xxxxxx	33520827	xxxxxx	05/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Per appraisal, Unit xxxxxx is occupied. Provide the lease agreement. Lease Agreement only in file for Unit xxxxxx.		Reviewer Comment (2025-05-30): Received Lease Agreement for Unit xxxxxx. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837667	xxxxxx	33520875	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The PPP Rider to the DOT is not executed by xxxxxx, only dated. .		Reviewer Comment (2025-05-30): Received signed and dated PPP rider by all parties. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837684	xxxxxx	33520932	xxxxxx	05/28/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Per appraisal, Unit xxxxxx is occupied. Provide the lease agreement. Lease Agreement only in file for Unit xxxxxx.		Reviewer Comment (2025-05-30): Received Lease Agreement for Unit xxxxxx. Exception cleared.	05/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836310	xxxxxx	33506080	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included in Fraud/OFAC search. The Settlement Agent, xxxxxx is missing.		Reviewer Comment (2025-06-09): Received Fraud and OFAC Search run on Settlement Agent, xxxxxx. Exception cleared.	06/09/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836310	xxxxxx	33506450	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $92.00 exceeds tolerance of $65.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided	Reviewer Comment (2025-06-09): xxxxxx Received Valid COC dated xxxxxx .

Reviewer Comment (2025-06-05): xxxxxx received COC dated xxxxxx however the reason mentioned is not valid. Kindly provide a valid COC as to why the Appraisal fee were increased on CD dated xxxxxx for $68.50 or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2025-06-02): xxxxxx Final CD reflects cure of $23.50 for Appraisal fee; however, Cure required is $27. Provide Valid COC for Appraisal fee increased on xxxxxx or provide Cure Docs for $3.50. Cure Consists of PCCD, LOE and Copy of Check.
															06/09/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836310	xxxxxx	33506451	xxxxxx	05/28/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $144.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2025-06-02): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	06/02/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836310	xxxxxx	33506478	xxxxxx	05/28/2025	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx Lien Position: 2			Reviewer Comment (2025-05-30): Second AVM provided	05/30/2025			1	D	A	A	A	N/A	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836310	xxxxxx	33506601	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Only the mortgage statement was provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-19): Client elects to waive with verified compensation factors			06/19/2025	2	D	B	D	B	D	B	N/A	N/A	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836310	xxxxxx	33506766	xxxxxx	05/28/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-05-28): Client elects to waive			05/28/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836310	xxxxxx	33602920	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $92.00 exceeds tolerance of $68.50. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-06-09): Sufficient Cure Provided At Closing		06/09/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	836310	xxxxxx	33602922	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $144.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-06-09): Sufficient Cure Provided At Closing		06/09/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837979	xxxxxx	33508127	xxxxxx	05/29/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note xxxxxx vs. HOI xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-10): Client elects to waive with verified compensation factors			06/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	837979	xxxxxx	33508128	xxxxxx	05/29/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-30): FTP provided	06/30/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	837979	xxxxxx	33510540	xxxxxx	05/29/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		RCE is over 1 year old. Provide the updated RCE.		Reviewer Comment (2025-06-30): RCE provided Reviewer Comment (2025-05-30): The verbiage on the HOI states it covers up to the replacement cost, however without the updated RCE, it is not known what this is. The guidelines also do not allow replacement cost verbiage in lieu of knowing the replacement cost. Provide the updated RCE.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	837979	xxxxxx	33534458	xxxxxx	05/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Vesting subject to item #10 which states "Prior to close of this transaction, please provide for our review those portions of the xxxxxx created on xxxxxx Trust pertaining to the appointment of a successor trustee(s). Provide the Trust or clear title policy.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-10): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-05): Clear FTP provided, however the address is incorrect. Address is xxxxxx and FTP reflects xxxxxx. Provide the updated FTP and email from title with updates.			06/10/2025	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	834917	xxxxxx	33510598	xxxxxx	05/29/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report not run on settlement agent, xxxxxx.		Reviewer Comment (2025-06-19): Received OFAC, GSA and LDP search on settlement agent, xxxxxx. Exception cleared.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837055	xxxxxx	33534922	xxxxxx	05/29/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The housing history for the subject property DLA on credit report is 6/2022. Per investor overlays to lender's guidelines, provide the updated history.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-01): Client elects to waive with verified compensation factors			07/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837041	xxxxxx	33518809	xxxxxx	05/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided	Fraud and OFAC searches not run on property owner, xxxxxx and xxxxxx, signing as xxxxxx	Reviewer Comment (2025-06-09): Received Fraud and OFAC searches run on property owner, xxxxxx and xxxxxx. Exception cleared.

Reviewer Comment (2025-06-04): Fraud and OFAC search is run on the trust, however fraud and OFAC search needs to be run on the individual name. Since, xxxxxx and xxxxxx are the xxxxxx of the trust. Therefore, provide fraud and OFAC search for xxxxxx and xxxxxx. Exception remains.

Reviewer Comment (2025-06-03): Fraud report page 44 reflects property overview. However condition is raised for Fraud and OFAC searches run on property owner, xxxxxx and xxxxxx, signing as xxxxxx. Exception remains.
															06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838103	xxxxxx	33541918	xxxxxx	06/02/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1007 Rent Comparison Schedule is incomplete	Appraisal reflects tenant occupied. Per guidelines, 1007 must reflect actual rents and be within 120% of actual rents. Further, the 1007 is incomplete on comparables if rents are long term or short term. Lease information was left blank.	Reviewer Comment (2025-06-19): Updated 1007 provided with corrected occupant and 1007 lease dates which reflect long term rents.

Reviewer Comment (2025-06-17): The 1007 dates reflect for comparales 2 and 3 dates of xxxxxx.

Reviewer Comment (2025-06-11): As stated in the original condition, and on xxxxxx, it is acknowledged the appraisal was updated to Owner Occupied from tenant occupied. This is in regards to the comparables and if the estimated rents are based off long or short term as the lease data was left blank.

Reviewer Comment (2025-06-10): The same appraisal was provided that was provided on xxxxxx Please review the original condition and comments on xxxxxx Received updated appraisal reflecting OO but this does not cure the incomplete 1007. The 1007 is incomplete on comparables if rents are long term or short term. Lease information was left blank.
															06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838103	xxxxxx	33542025	xxxxxx	06/02/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated housing history for the primary residence for xxxxxx. DLA xxxxxx and application date is xxxxxx which is > 45 days.		Reviewer Comment (2025-06-03): Received updated Credit Report. Exception cleared.	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	835221	xxxxxx	33542612	xxxxxx	06/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final CD reflects a disbursement date prior to consummation. There is a PC-CD in file which updates this, however the final stamped settlement statement was not provided to support.		Reviewer Comment (2025-06-03): Final stamped settlement statement provided	06/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	835426	xxxxxx	33521264	xxxxxx	06/02/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the current primary residence on xxxxxx is free and clear. (Note: There is also an LOE dated xxxxxx that states the borrower will be living rent free at xxxxxx until he can find a new primary). Updated 1003 may also be required.		Reviewer Comment (2025-06-11): Received Property History Report to verify primary property free and clear. Exception cleared. Reviewer Comment (2025-06-10): Received Internet Search reflecting the property was sold on xxxxxx . Received HOI policy is not acceptable to verify property is free and clear. Provide property history report for current primary residence on xxxxxx. Exception remains.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835426	xxxxxx	33521297	xxxxxx	06/02/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The amount of coverage must be at least equal to: • Replacement Cost coverage or similar verbiage as stated in the declarations page, or • 100% of the insurable value of the improvements as established by the insurer or coverage amounts as determined by xxxxxx Mortgage’s calculation from a full appraisal.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-04): Client elects to waive with verified compensation factors. Dwelling coverage is $421k, which is greater than the loan amount of xxxxxx.			06/04/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838136	xxxxxx	33529653	xxxxxx	06/03/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guarantor Agreement is executed by Business Entity vs individual.		Reviewer Comment (2025-06-12): Received updated Guarantor Agreement signed by the Individuals. Exception cleared. Reviewer Comment (2025-06-10): Received same Guarantor Agreement that is executed by business. Please provide Guarantor Agreement that is executed by borrower as an individual. Exception remains. Reviewer Comment (2025-06-09): Received Guaranty Agreement signed by Business Entity. However, we need the Guaranty Agreement to be executed by the borrower. Exception remains.	06/12/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	838136	xxxxxx	33529656	xxxxxx	06/03/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-06-04): Approval provided	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	838136	xxxxxx	33529657	xxxxxx	06/03/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		The Note, under section 2 for Payments, reflects (payment amount in words) and (numerical amount) and (number of months) vs. the actual figures. Provide the corrected and executed Note, LOE to borrower and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-12): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-10): Received corrected and executed Note. Pending LOE to borrower and evidence of delivery to the borrower. Exception remains.			06/12/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	838136	xxxxxx	33533549	xxxxxx	06/03/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate Settlement Statement only in file.		Reviewer Comment (2025-06-04): Final stamped SS provided	06/04/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	833923	xxxxxx	33522697	xxxxxx	04/10/2025	Credit	Credit	Credit Eligibility	Credit	Guideline Issue: Foreclosure timeline outside of credit guidelines		The background check reflects a foreclosure from xxxxxx xxxxxx, which is less than 3 years old.		Reviewer Comment (2025-05-02): Per documents provided, borrower purchased this property as an REO/foreclosure and it was not a foreclosure proceeding against our guarantor. Condition cleared. Reviewer Comment (2025-04-23): Document received reflects a property with a modification in xxxxxx. The foreclosure on the background check is from xxxxxx, which is outside of guideline allowed timeframe.	05/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838297	xxxxxx	33531779	xxxxxx	06/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of $87.43 exceeds tolerance of $85.00. Insufficient or no cure was provided to the borrower. (75204)	Cure nor valid COC provided. Fee paid to a lender affiliate. 0% tolerance.		Reviewer Comment (2025-06-25): xxxxxx received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Reviewer Comment (2025-06-16): xxxxxx - Title - Tax certificate fee increased on CD dated xxxxxx in the amount of $87.43 and the fee was payable to xxxxxx title company and Lender has an Affiliated business with xxxxxx, hence, Title-Tax cert fee is subject to 0% Tolerance. Please provide valid COC for the fee was increased on xxxxxx or sufficient cure along with Post close CD, LOE, Proof of delivery and copy of check required.		06/25/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838297	xxxxxx	33534953	xxxxxx	06/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Missing SOF for 2 large deposits. Provide the source of funds for the xxxxxx $50,000 wire from xxxxxx and xxxxxx $37,000 into xxxxxx.		Reviewer Comment (2025-06-24): $37,000 are the gift funds received in xxxxxx account (2 gifts for $18,500 each total $37,000) and plan details and statement for xxxxxx form 401K for up to xxxxxx loan amount allowed to be taken out. Reviewer Comment (2025-06-16): None of the documents provided clear the condition nor address the two large deposits in question.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838297	xxxxxx	33556287	xxxxxx	06/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	There was a vendor's lien recorded on the final title. A vendor's lien retained on a title means that the property seller retains a legal claim on the property to ensure payment of the purchase price, even after the buyer takes possession. This lien is usually used in situations where the buyer is not paying the full price upfront.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-07-03): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-26): Assigned to investor to advise if the are accepting the FTP as-is. Per tile memo, this is common when the seller is financing part of the purchase price. Per xxxxxx property code 5.006 a vendor automatically has a lien for any unpaid purchase money unless it is waived.

Reviewer Comment (2025-06-24): None of the documents provided clear the condition. The deed provided reflects it was recorded at closing and not satisfied. If it was satisfied, the updated and clear FTP is required. The vendor's lien is on page 12 of 19 of the final title policy under a different recorded instrument. The original lien holder was xxxxxx. A vendor's lien retained on a title means that the property seller retains a legal claim on the property to ensure payment of the purchase price, even after the buyer takes possession. This lien is usually used in situations where the buyer is not paying the full price upfront.

Reviewer Comment (2025-06-16): None of the documents provided clear the condition. The deed provided reflects it was recorded at closing and not satisfied. If it was satisfied, the updated and clear FTP is required.
																	07/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	833953	xxxxxx	33535119	xxxxxx	06/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on authorized signor of the seller, xxxxxx and xxxxxx.		Reviewer Comment (2025-06-10): Received HUD/LDP/GSA search for sellers. Exception cleared. Reviewer Comment (2025-06-09): Received OFAC search of the seller, xxxxxx and xxxxxx. Provide updated Fraud Report or HUD/GSA/LDP search. Exception remains. Exception remains.	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	833953	xxxxxx	33535120	xxxxxx	06/04/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Credit Supplement provided for primary rental housing history reflects VOR 123 and does not state who verified the information (i.e., landlord name, etc.). Provide a VOR for the property borrower's primary residence. Any VOR completed by a private party, or any non-institutional landlord must be supported by alternative documentation showing the most recent 6-month history (cancelled checks, rental statements including payment history, etc.).		Reviewer Comment (2025-06-11): Received Credit supplemental report. Information is completed by xxxxxx. Exception cleared.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	833953	xxxxxx	33535158	xxxxxx	06/04/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-06-09): Received AVM. Exception cleared.	06/09/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	833953	xxxxxx	33536083	xxxxxx	06/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan closed in an Entity, however the Security Agreement and it's Riders signature block do not reflect the Entity. Only reflects individuals. Provide the corrected and executed Security Agreement and Riders, LOE to borrower, and evidence of delivery to the borrower as well as letter of intent to re-record.		Reviewer Comment (2025-06-16): LOE and evidence of delivery provided Reviewer Comment (2025-06-16): Cleared in error. Received corrected and executed DOT + Riders and Lender's LOI. Pending receipt of LOE to borrower and evidence of delivery to the borrowers which are part of the cure provisions.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	833953	xxxxxx	33536649	xxxxxx	06/04/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The loan closed in an Entity, however the Note and Note Addendum - Prepayment penalty signature does not reflect the Entity by Guarantor. Provide the corrected and executed Note and addendum, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-03): Client elects to waive			06/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	837492	xxxxxx	33534723	xxxxxx	06/04/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete	Page 1 of the 1003 reflects xxxxxx as the primary residence. REO section xxxxxx reflect xxxxxx as the primary residence. Fraud Report was run with xxxxxx as primary and credit report with xxxxxx as primary. Provide evidence of what is the borrower's actual primary residence and updated 1003. Additional conditions may apply.	Reviewer Comment (2025-06-11): HUD from purchase of property provided for current primary xxxxxx and settlement statement from sale of xxxxxx previous primary provided reflects our borrowers. Property profile report reflects the Seller as the current owner but reflects mortgage release in 2024 which matches the purchase HUD for our borrower's and reflects seller lien paid off at this time. Per client, xxxxxx has a delay in uploading county records which is why property profile report reflects the incorrect property owner for xxxxxx.

Reviewer Comment (2025-06-06): If xxxxxx is the owner, then the borrower has no ownership interest in the primary residence located at xxxxxx. Provide the updated 1003. Also, if borrower is renting, VOR + rent receipts will be required. In addition, since borrower is a FTI, the requirement for must own a primary residence was not met. Separate condition added.

Reviewer Comment (2025-06-05): Received corrected 1003 reflecting xxxxxx as primary residence. The property profile report reflects xxxxxx is owned by xxxxxx. Provide evidence of ownership in business.
															06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837492	xxxxxx	33534726	xxxxxx	06/04/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Investor exception: To allow up to 75% LTV when loan amount is < $150,000	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-03): Client elects to waive with verified compensation factors			06/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837492	xxxxxx	33600593	xxxxxx	06/06/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		First time investors -Must own a primary residence. Based on documents provided post-review, the borrower has no ownership in the primary residence.		Reviewer Comment (2025-06-11): HUD from purchase of property provided for current primary xxxxxx and settlement statement from sale of xxxxxx previous primary provided reflects our borrowers. Property profile report reflects the Seller as the current owner but reflects mortgage release in 2024 which matches the purchase HUD for our borrower's and reflects seller lien paid off at this time. Per client, xxxxxx has a delay in uploading county records which is why property profile report reflects the incorrect property owner for xxxxxx.	06/11/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834043	xxxxxx	33562324	xxxxxx	06/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Full Fraud report not provided, only clearance report.		Reviewer Comment (2025-06-10): Received full fraud report. Exception cleared.	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	834043	xxxxxx	33562364	xxxxxx	06/04/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		For properties owned greater than 6 months but less than 12-months: LTV/CLTV is limited to the lower of the current appraised value or the property’s purchase price plus documented improvements. Lender utilized higher appraised value. Documented improvements not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-10): Client elects to waive with verified compensation factors			06/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	834043	xxxxxx	33562395	xxxxxx	06/04/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Guarantor Agreement signed as a Business Entity vs. Individual.		Reviewer Comment (2025-06-10): Received Guarantor Agreement signed as an Individual. Exception cleared.	06/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	838085	xxxxxx	33536732	xxxxxx	06/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Ticket		Reviewer Comment (2025-06-04): Wire ticket provided	06/04/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	838085	xxxxxx	33536746	xxxxxx	06/04/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $0.00 is less than Cash From Borrower $185,527.31.	Asset documentation not provided		Reviewer Comment (2025-06-10): Asset statements provided	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	838085	xxxxxx	33536922	xxxxxx	06/04/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Asset documentation not provided		Reviewer Comment (2025-06-10): Asset statements provided	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	838085	xxxxxx	33563890	xxxxxx	06/04/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Policy does not specify if wind and hail coverage is included.		Reviewer Comment (2025-06-10): Agent confirmation xxxxxx included	06/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	838085	xxxxxx	33563902	xxxxxx	06/04/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the borrower contact sheet that reflects citizenship.		Reviewer Comment (2025-06-04): Contact sheet provided	06/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	835648	xxxxxx	33537402	xxxxxx	06/04/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: xxxxxx vs xxxxxx		Reviewer Comment (2025-06-13): Updated CDA provided	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	835648	xxxxxx	33541133	xxxxxx	06/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: xxxxxx is missing		Reviewer Comment (2025-06-06): Email from title with updates provided Reviewer Comment (2025-06-05): The incorrect and correct title policies are dated and time stamped the same. Provide evidence of which was provided last (i.e. email from title.	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838597	xxxxxx	33537592	xxxxxx	06/04/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Flood Insurance and HOI policies: Flood Insurance reflects xxxxxx vs. xxxxxx; HOI reflects xxxxxx vs. xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-13): The updated flood was provided, however reflects effective dates post close which is not acceptable. Reviewer Comment (2025-06-12): Corrected HOI provided. Pending receipt of corrected flood insurance.			06/20/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838597	xxxxxx	33537593	xxxxxx	06/04/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-06-25): FTP provided	06/25/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838597	xxxxxx	33537690	xxxxxx	06/04/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal Report: xxxxxx vs xxxxxx		Reviewer Comment (2025-06-12): Corrected appraisal received	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838597	xxxxxx	33563443	xxxxxx	06/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: xxxxxx vs. xxxxxx		Reviewer Comment (2025-06-25): FTP provided	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835237	xxxxxx	33562851	xxxxxx	06/04/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Address: xxxxxx vs xxxxxx.		Reviewer Comment (2025-06-11): Email provided for updates Reviewer Comment (2025-06-11): The incorrect and correct title polices are dated and time stamped the same. Provide evidence of which was provided last (i.e. email from title with updates).	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836942	xxxxxx	33547979	xxxxxx	06/04/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on seller, xxxxxx, signer for xxxxxx.		Reviewer Comment (2025-06-09): Received Fraud and OFAC searches run on seller, xxxxxx, signer for xxxxxx. Exception cleared.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836942	xxxxxx	33562459	xxxxxx	06/04/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residence is free and clear. Property profile report and fraud report reflect a mortgage lien for xxxxxx that does not reflect on credit.		Reviewer Comment (2025-06-06): Received credit report which reflects a mortgage lien for xxxxxx is paid off. Exception cleared.	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837947	xxxxxx	33549442	xxxxxx	06/06/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance has xxxxxx on the address and the Note does not.		Reviewer Comment (2025-06-12): Updated HOI provided Reviewer Comment (2025-06-09): The comments are not acceptable. All addresses must match.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	837947	xxxxxx	33580536	xxxxxx	06/06/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal reflects on page 1 under General Description subject as xxxxxx units but is actually a xxxxxx unit property. Provide the updated appraisal.		Reviewer Comment (2025-06-10): Updated appraisal provided	06/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	837231	xxxxxx	33580858	xxxxxx	06/06/2025	Credit	Guideline	Guideline Issue	Guideline	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Savings / Account Number: xxxxxx	Both accounts are > 120 days old (126 days) and needed for closing/reserve requirements.		Reviewer Comment (2025-06-17): Received bank statement dated xxxxxx . Exception cleared.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838850	xxxxxx	33556081	xxxxxx	06/06/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for subject property does not appear on credit report. Note, Verification of Mortgage form and Payoff statement provided. The maturity date per the Note is xxxxxx . Notes with a balloon feature with an expired maturity date exceeding 30 days require an extension to avoid being counted as delinquent (e.g., delinquent 31 days is 1x30 late, delinquent 61 days is 1x60 late, etc). Provide the extensions.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced Investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2025-06-27): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-09): Received mortgage loan payoff statement which was already in file. Notes with a balloon feature with an expired maturity date exceeding 30 days require an extension to avoid being counted as delinquent (e.g., delinquent 31 days is 1x30 late, delinquent 61 days is 1x60 late, etc). Provide the extensions. Exception remains.			06/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838850	xxxxxx	33556386	xxxxxx	06/06/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The RCE reflects an RCE of xxxxxx. Coverage on policy is xxxxxx.		Reviewer Comment (2025-06-25): Updated HOI with increased coverage effective at time of closing.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838850	xxxxxx	33556433	xxxxxx	06/06/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	< 1.00 max LTV is 70%.	The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced Investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2025-06-27): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-06): The attached does not clear this condition and lease was already provided at time of review. In order to use higher lease amounts, 2 months rent receipt must be provided.			06/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838850	xxxxxx	33556435	xxxxxx	06/06/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.07 is less than Guideline PITIA months reserves of 2.00.		The representative FICO score exceeds the guideline minimum by at least 40 points. Experienced Investor owns and manages 1 or more properties for 12 months	Reviewer Comment (2025-06-27): Client elects to waive with verified compensation factors			06/27/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838850	xxxxxx	33556972	xxxxxx	06/06/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx.		Reviewer Comment (2025-06-09): Received Fraud report and OFAC run on settlement agent, xxxxxx. Exception cleared.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835783	xxxxxx	33556613	xxxxxx	06/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-06): BP cert provided	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835783	xxxxxx	33556614	xxxxxx	06/06/2025	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided		Business purpose cert not provided		Reviewer Comment (2025-06-06): BP cert provided	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835783	xxxxxx	33556664	xxxxxx	06/06/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Missing ISAOA	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-13): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-12): It does not matter if the effective dates did not change. The corrections to the mortgagee did not take effect until xxxxxx which is post close and not acceptable. Reviewer Comment (2025-06-11): The updated dec page reflects effective date of change is xxxxxx which is post close and not acceptable.			06/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835783	xxxxxx	33560725	xxxxxx	06/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided		Provide pages 3-6 of the Assignment of Leases and Rents Rider.		Reviewer Comment (2025-06-06): Additional pages provided	06/06/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835649	xxxxxx	33548526	xxxxxx	05/12/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.80 is less than Guideline PITIA months reserves of 12.00.	Calculated PITIA months reserves of 4.80 is less than Guideline PITIA months reserves of 12.00.as bank statement is missing in loan file		Reviewer Comment (2025-05-15): Received Closing statement from other properties. Exception Cleared. Reviewer Comment (2025-05-14): Provided closing statement address differs from the the subject property. Please provide subject property closing statement. Exception remains.	05/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837496	xxxxxx	33569016	xxxxxx	06/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-06-24): Received Credit refresh report dated xxxxxx . Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837496	xxxxxx	33569086	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-06): Client elects to waive			06/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837496	xxxxxx	33569094	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID)		Reviewer Comment (2025-06-27): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-06-26): xxxxxx received Corrected CD. Missing copy of LOE to borrower for the xxxxxx PCCD. Reviewer Comment (2025-06-13): Please provide PCCD and LOE with completed NMLS id on the 5th page of the PCCD to cure.		06/27/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837496	xxxxxx	33598592	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	Other TILA Violations	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	Per the NMLS, the LO was not licensed on xxxxxx in ID. LO license must be active from time of application until closing. Provide an attestation from the LO advising if any business was conducted on the loan this day.		Reviewer Comment (2025-06-19): Client elects to waive Reviewer Comment (2025-06-19): Attestation states that no loan origination activity was conducted by the entity during the timeframe there was no approved license. Reviewer Comment (2025-06-13): The docs provided do not clear the condition. The NMLS was reviewed at time of submission. Per the NMLS, the LO was not active on xxxxxx The LO must be active at time of application through time of closing. Per the original condition, provide an attestation from the LO advising if any business was conducted on the loan this day.			06/19/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837496	xxxxxx	33598595	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7588)	Additional information is required to determine if COC is valid. COC just states fee was added. None of the reasons listed warrant this fee addition.	Reviewer Comment (2025-07-07): xxxxxx Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Reviewer Comment (2025-07-02): xxxxxx received LOX stating, "the borrower decided to close in the trust after the loan process started, and initial disclosure were sent out". However, the title commitment dated xxxxxx already states that the title is vested in trust. It was already known at the initial review the property will be vested in trust. We would require additional information as to what new information has received that resulted in adding  xxxxxx attorney doc review fee on LE dated xxxxxx or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2025-06-27): xxxxxx: Doc prep disclosed in the amount of $150 from initial LE to final CD section A. However, xxxxxx attorney Doc review fee added of $150 added on locked LE section B and provided COC does not give sufficient information on what impacts and why the xxxxxx attorney doc fee added on revised LE and was not known prior to at the time of initial disclosures. Please provide documentation of the reason for the fee added, what information was received that required added the fee and when was that information received or Cure is required.

Reviewer Comment (2025-06-16): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the xxxxxx attorney doc review fee added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																07/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838462	xxxxxx	33573004	xxxxxx	06/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		The OA is not executed.		Reviewer Comment (2025-06-16): Received executed copy of Operating Agreement. Exception cleared. Reviewer Comment (2025-06-10): The same OA was provided that was in file at time of review. Please review original condition. The OA is not executed.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836218	xxxxxx	33584464	xxxxxx	06/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Entity documents for Investors xxxxxx 100% owner of Borrowing LLC. (Articles of Inc, EIN, COGS, Bylaws). Per guidelines, multi-level entity structures are allowed subject to entity documentation requirements met for all entities.		Reviewer Comment (2025-06-13): Per client email, client is not requiring any docs on the 1031 Exchange Inc company and using the assignments in lieu of. Reviewer Comment (2025-06-13): Please email the DD management if investor is not requiring documents for 1031 Exchange Inc Reviewer Comment (2025-06-10): Based on the assignment, the LLC was purchased/assigned to the 1031 Exchange Inc company. All documents in the condition are required.	06/13/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	834871	xxxxxx	33569279	xxxxxx	06/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud report and OFAC not run on settlement agent, xxxxxx.		Reviewer Comment (2025-06-18): Received LDP search. Exception cleared. Reviewer Comment (2025-06-17): Received GSA. Provide LDP search or updated fraud report for settlement agent. Exception remains. Reviewer Comment (2025-06-11): Received only OFAC search for settlement agent. Provide GSA/HUD/LDP search or updated fraud report for settlement agent. Exception remains.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	834871	xxxxxx	33569287	xxxxxx	06/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Provide leases for all xxxxxx units. Units occupied as per appraisal.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-12): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-05): Loan was reviewed to 1.2025 guidelines and 2.2025 matrix which require leases on refinances.			06/12/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838492	xxxxxx	33585127	xxxxxx	06/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		I/O not allowed on DSCR < 1.00 (No Ratio).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors			06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837482	xxxxxx	33568057	xxxxxx	06/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2025-07-08): Received Note - Senior Lien. Exception cleared.	07/08/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	A	D	B	N/A	Non QM	No	Mortgagor Focused
xxxxxx	837482	xxxxxx	33568067	xxxxxx	06/09/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx vs xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-07-03): Client elect to waive with verified compensation factors			07/03/2025	2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	A	D	B	N/A	Non QM	No	Mortgagor Focused
xxxxxx	837482	xxxxxx	33568069	xxxxxx	06/09/2025	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-06-11): Secondary AVM provided	06/11/2025			1	D	A	A	A	N/A	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	A	D	B	N/A	Non QM	No	Mortgagor Focused
xxxxxx	837482	xxxxxx	33592821	xxxxxx	06/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	HOA Error: HOA dues not provided.		Property is in a PUD. Evidence of HOA dues not provided.		Reviewer Comment (2025-06-12): Received LOE & Copy of check for HOA dues paid for year 2025. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	A	D	B	N/A	Non QM	No	Mortgagor Focused
xxxxxx	837482	xxxxxx	33592888	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,200.00 exceeds tolerance of $192.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2025-06-16): xxxxxx received updated LE and valid changed circumstance. Reviewer Comment (2025-06-12): xxxxxx received changed circumstance dated xxxxxx , but a corresponding xxxxxx was not provided. Please provide xxxxxx for further analysis.	06/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	D	B	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	837482	xxxxxx	33592889	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $114.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2025-06-12): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	06/12/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	D	B	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	837482	xxxxxx	33659682	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $114.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	C	A	D	B	N/A	Non QM	Yes	Mortgagor Focused
xxxxxx	837482	xxxxxx	33958196	xxxxxx	07/17/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-07-17): The client elects to waive. The LTV was calculated from two AVM values and meets guideline requirements			07/17/2025	2		A		A		A	N/A	N/A		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	C	A	D	B	N/A	Non QM	No	Mortgagor Focused
xxxxxx	837999	xxxxxx	33569179	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.88987% or Final Disclosure APR of 10.89600% is equal to or greater than the threshold of APOR 6.80% + 3.5%, or 10.30000%. Non-Compliant Higher Priced Mortgage Loan.	Appraisal delivery in file dated xxxxxx with no evidence of borrower receipt or download. 3 day mailbox rule applied. Presumed receipt is xxxxxx which is not within 3 business days prior to closing.		Reviewer Comment (2025-06-12): Borrower download confirmation on xxxxxx provided.	06/12/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837999	xxxxxx	33569180	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Appraisal delivery in file dated xxxxxx with no evidence of borrower receipt or download. 3 day mailbox rule applied. Presumed receipt is xxxxxx which is not within 3 business days prior to closing.		Reviewer Comment (2025-06-12): Borrower download confirmation on xxxxxx provided.	06/12/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837999	xxxxxx	33569184	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $108.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Cure provided.		Reviewer Comment (2025-06-03): Sufficient Cure Provided At Closing		06/03/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837999	xxxxxx	33569185	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,779.78 exceeds tolerance of $1,458.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Cure provided.		Reviewer Comment (2025-06-03): Sufficient Cure Provided At Closing		06/03/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835979	xxxxxx	33569155	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $359,970.55 is over disclosed by $181.95 compared to the calculated Amount Financed of $359,788.60 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $359,970.55; calculated amount financed is $359,788.60. Variance is $181.95.		Reviewer Comment (2025-07-14): xxxxxx received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt. Reviewer Comment (2025-06-30): xxxxxx received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers.		07/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835979	xxxxxx	33569156	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $594,285.10 is under disclosed by $181.95 compared to the calculated Finance Charge of $594,467.05 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $594,285.10; calculated finance charge is $594,467.05. Variance is $181.95.		Reviewer Comment (2025-07-14): xxxxxx received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt. Reviewer Comment (2025-06-30): xxxxxx received Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure and proof of mailing. As this is a Material Disclosure violation on a rescindable transaction, the reopening of rescission is also required. Please provide proof rescission reopened to all consumers.		07/14/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835979	xxxxxx	33569157	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $585.00 exceeds tolerance of $560.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $560.00 on the initial Loan Estimate to $585.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-06-30): xxxxxx received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2025-06-16): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on what impacts in mortgage conditions that required to increase the fee. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.		06/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835979	xxxxxx	33569158	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $130.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee increased from $59.00 on the initial Loan Estimate to $130.00 on the Final Closing Disclosure. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-06-16): xxxxxx: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835979	xxxxxx	33573813	xxxxxx	06/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title. IRS tax lien payment shown on Final CD is less that total shown on title commitment.		Reviewer Comment (2025-06-17): Payoff for IRS lien provided Reviewer Comment (2025-06-13): An unexecuted settlement statement is not acceptable to clear condition. As noted in the original condition, the amount paid on the final CD is less than the amount on title. The comments from seller on xxxxxx says IRS Payoff, but a payoff was not provided in trailing documents.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835979	xxxxxx	33573896	xxxxxx	06/09/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.16184% exceeds Guideline total debt ratio of 43.00000%.	Less than 12 month housing history provided for REO on xxxxxx (Note or Mortgage statement not provided). Max DTI reduced to 43%. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-06): Client elects to waive with verified compensation factors			06/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835979	xxxxxx	33573907	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.16184% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Less than 12 month housing history provided for REO on xxxxxx (Note or Mortgage statement not provided). Max DTI reduced to 43%. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-06): Client elects to waive with verified compensation factors			06/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837071	xxxxxx	33569432	xxxxxx	06/09/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert reflects xxxxxx vs. all other documents which do not.		Reviewer Comment (2025-06-13): Updated flood cert provided	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837071	xxxxxx	33573722	xxxxxx	06/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Refinance only is not checked.		Reviewer Comment (2025-06-13): Updated and initialed NOO provided	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837071	xxxxxx	33583656	xxxxxx	06/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title. Taxes due xxxxxx and now delinquent were not paid through closing.		Reviewer Comment (2025-06-13): Tax cert provided reflecting taxes due taxes were paid	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837071	xxxxxx	33583682	xxxxxx	06/09/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects xxxxxx		Reviewer Comment (2025-06-17): Updated appraisal provided	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838260	xxxxxx	33573860	xxxxxx	06/09/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) xxxxxx Subprime Loan (Counseling Disclosure Not Provided)	xxxxxx Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2025-06-06): Client elects to waive			06/06/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838260	xxxxxx	33573862	xxxxxx	06/09/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) xxxxxx Subprime Loan (Escrow Not Established)	xxxxxx Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)			Reviewer Comment (2025-06-06): Client elects to waive			06/06/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838260	xxxxxx	33573864	xxxxxx	06/09/2025	Compliance	Compliance	State Compliance	State HPML	xxxxxx Subprime Home Loan Threshold Fixed Non-Compliant	xxxxxx Subprime Loan: APR on subject loan of 11.13641% or Final Disclosure APR of 11.25200% is in excess of allowable threshold of Prime Mortgage Market Rate 6.91000 + 3.75%, or 10.66000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2025-06-06): Client elects to waive			06/06/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838260	xxxxxx	33573866	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2025-06-12): Client elects to waive. SOL 1 year from consummation. Expires xxxxxx			06/12/2025	3	C	C	C	C	C	C	N/A	N/A	C	C	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838260	xxxxxx	33573868	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,725.00 exceeds tolerance of $570.00 plus 10% or $627.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-06-04): Sufficient Cure Provided At Closing		06/04/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838260	xxxxxx	33573869	xxxxxx	06/09/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,570.00 exceeds tolerance of $2,370.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-06-04): Sufficient Cure Provided At Closing		06/04/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838260	xxxxxx	33593636	xxxxxx	06/09/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Borrower narrative on nature of business required. Processor Cert provided in lieu of.		Reviewer Comment (2025-06-12): The business narrative was provided reflecting borrower's business is in real estate. Although, the form was completed by the accountant, the borrower also signed the form verifying the information. Requirements met. Reviewer Comment (2025-06-12): Please provide letter from borrower on nature of business. Exception remains.	06/12/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	C	C	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838236	xxxxxx	33581982	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: E. Will this property be subject to a lien that could take priority over the first mortgage lien, such as a clean energy lien paid through property taxes (e.g., the xxxxxx Program)? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: xxxxxx	1003/Declarations: E. Will this property be subject to a lien that could take priority over the first mortgage lien, such as a clean energy lien paid through property taxes (e.g., the xxxxxx Program)? was entered Yes. Documentation was not provided for this.		Reviewer Comment (2025-06-18): Received corrected 1003. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838236	xxxxxx	33582658	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-16): xxxxxx received initial CD.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838236	xxxxxx	33582659	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-7,087.68 exceeds tolerance of $-8,951.00. Insufficient or no cure was provided to the borrower. (9300)	Cure nor valid COC provided		Reviewer Comment (2025-06-16): xxxxxx received a valid COC.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838451	xxxxxx	33580584	xxxxxx	06/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require the ADU square footage to be smaller than the primary dwelling. Both properties have xxxxxx sq feet.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors			06/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838401	xxxxxx	33605586	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC search not run on sellers' xxxxxx, signers for The xxxxxx		Reviewer Comment (2025-06-11): Received updated Fraud Report. Fraud & OFAC searches run on Sellers' xxxxxx, signers for The xxxxxx. Exception cleared.	06/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838751	xxxxxx	33584800	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.79289% or Final Disclosure APR of 9.81100% is equal to or greater than the threshold of APOR 6.74% + 1.5%, or 8.24000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-06-12): Delivery provided	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838751	xxxxxx	33584801	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal is not in lender's name and transfer letter not provided.		Reviewer Comment (2025-06-09): Client elects to waive			06/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838751	xxxxxx	33584802	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-06-12): Delivery provided	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838751	xxxxxx	33585009	xxxxxx	06/10/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Other	Please provide Insurance verification and proof of free & clear of REO property xxxxxx.	Reviewer Comment (2025-07-03): Per client email, based on documentation provided and reviewed including the county records, insurance, business info, and updated property photos, we can proceed with removing the property from the DTI and clearing condition as it is a business and owned by a business. Requested clearance.

Reviewer Comment (2025-07-02): Received search from xxxxxx, where the property address was not able to process. Therefore provide Property History Report from another vendor to verify the property type and information. Exception remains.

Reviewer Comment (2025-06-26): As noted in the previous comments, you will need to provide the property profile report to verify property type/information as the county tax certs do not always update their records appropriately.

Reviewer Comment (2025-06-19): Received tax certificate reflects business name. Therefore provide property history report to support that the current owner is in name of business. Exception remains.

Reviewer Comment (2025-06-16): Received HOI policy is dated xxxxxx , please provide updated HOI policy. Also provide document to verify the property is free and clear. Exception remains.
															07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837957	xxxxxx	33576778	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2025-06-12): Received Fraud report. Exception cleared	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837957	xxxxxx	33576787	xxxxxx	06/10/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide Mortgage Statement for property. If taxes & Insurances are not escrowed than verification of T&I will be required. There is an LOE in file that states property was sold, however proof of this was not provided.		Reviewer Comment (2025-06-12): Received Tax certificate and Insurance document. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837957	xxxxxx	33576825	xxxxxx	06/10/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-06-27): CU scores 1.00 provided Reviewer Comment (2025-06-27): No new documents uploaded to trailing documents. Last upload was xxxxxx Please try uploading again. Reviewer Comment (2025-06-25): No new documents received. Please try uploading again.	06/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837957	xxxxxx	33576884	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not required.		Reviewer Comment (2025-06-27): xxxxxx received initial CD. Reviewer Comment (2025-06-26): No new documents received. Please try uploading again. Reviewer Comment (2025-06-12): xxxxxx received disclosure tracking for the xxxxxx CD. Please provide the xxxxxx CD as it is not located in file.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837957	xxxxxx	33580723	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2025-06-12): Received Tax Certificate. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837957	xxxxxx	33608007	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		Provide the AUS dated at or prior to closing. AUS in file is post-close.		Reviewer Comment (2025-06-12): Received AUS dated prior to closing. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837958	xxxxxx	33576630	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2025-06-12): Received Fraud Report. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837958	xxxxxx	33577326	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2025-06-27): xxxxxx received xxxxxx Initial CD, 3 business days prior to the consummation. Reviewer Comment (2025-06-27): No new documents uploaded to trailing documents. Last upload was xxxxxx Please try uploading again.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837958	xxxxxx	33577332	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final xxxxxx)			Reviewer Comment (2025-06-09): Client elects to waive			06/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837958	xxxxxx	33577358	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-06-27): CDAIR received dated xxxxxx . See new condition for minor damage added. Reviewer Comment (2025-06-27): No new documents uploaded to trailing documents. Last upload was xxxxxx Please try uploading again. Reviewer Comment (2025-06-25): No new documents received. Please try uploading again.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837958	xxxxxx	33577366	xxxxxx	06/10/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-06-27): CU scores 1.1 and 2.5 provided Reviewer Comment (2025-06-27): No new documents uploaded to trailing documents. Last upload was xxxxxx Please try uploading again. Reviewer Comment (2025-06-25): No new documents received. Please try uploading again.	06/27/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837958	xxxxxx	33795808	xxxxxx	06/27/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.	Disaster Name: xxxxxx; Disaster Declaration date: xxxxxx; Most Recent Disaster End date: xxxxxx	CDAIR received reflects minimal siding damage observed. Cause and date of damage unknown and xxxxxx selection seemed most likely with no guarantees or warranties given or implied. Investor to advise if they are accepting.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-06-30): Client elects to waive with verified compensation factors. Per the client, CDAIR reflects minimal damage to siding. The cost to cure of only $500. The minimal and non-material siding repair doesn't affect the safety and livability, or marketability of the property.			06/30/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836321	xxxxxx	33583064	xxxxxx	06/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow 1x30x12 for FTHB	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-06-09): Client elects to waive with verified compensation factors			06/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	838816	xxxxxx	33607680	xxxxxx	06/10/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided	The appraisal completed by xxxxxx does not have the PUD box checked.	Reviewer Comment (2025-07-09): Received updated appraisal removing PUD. See new condition.

Reviewer Comment (2025-07-08): The appraisal completed by xxxxxx does not have the PUD box checked. The appraisal completed by xxxxxx has the PUD box checked as well as the DOT has a PUD rider attached. If the property is not in a PUD, the appraisal for xxxxxx Valuations will need to be updated along with the corrected and executed DOT removing the PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.

Reviewer Comment (2025-07-08): The LOE is not acceptable. The second appraisal in file has PUD checked as well as the loan closed with a PUD rider. The appraisal must be updated.

Reviewer Comment (2025-06-20): The same appraisal was provided that was in file at time of review. Please review original condition. The appraisal completed by xxxxxx does not have the PUD box checked
															07/09/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838816	xxxxxx	33607754	xxxxxx	06/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,890.00 exceeds tolerance of $695.00. Insufficient or no cure was provided to the borrower. (7506)	COC only states 2nd appraisal fee added, however does not reflect a reasoning as to why or when it became known a second appraisal was required.		Reviewer Comment (2025-07-08): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-07-01): xxxxxx Received Corrected PCCD, LOE, Refund Check. Kindly provide Proof of Mailing.		07/08/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838816	xxxxxx	33607782	xxxxxx	06/10/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx Other Other	Provide evidence both properties are free and clear. Fraud Report reflects both properties have mortgage liens. 1 of the liens is on credit and closed but states transferred to another lender. Borrower LOE states paid in full, however no evidence of this was provided.	Reviewer Comment (2025-07-28): Received Satisfaction of mortgage to verify property is free and clear. Exception cleared.

Reviewer Comment (2025-07-18): Received Property history report for xxxxxx which reflects that the mortgage liens have been released. Also received property history for xxxxxx reflects mortgage lien of $1.085 and same reflects on credit report but closed and states transferred to another lender. However, received Land Record details which does not reflect any information for which property the lien was released. Exception remains.

Reviewer Comment (2025-06-30): Received Property History Report does not reflect any information of that the mortgage liens have been released. Therefore, provide property history for both properties (xxxxxx, Address: xxxxxx) to verify that mortgage lien has been release. Exception remains.

Reviewer Comment (2025-06-23): Received Land Record Details does not contain the information for which property the lien was released. Therefore provide, property history report for both property to verify that mortgage lien has been release. Exception remains.
															07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838816	xxxxxx	33880728	xxxxxx	07/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Received updated appraisal removing PUD. Provide the corrected and executed DOT removing the PUD rider, LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record.		Reviewer Comment (2025-07-25): Evidence of delivery provided Reviewer Comment (2025-07-24): Received corrected and executed DOT removing PUD rider, LOE to borrower and LOI. Pending receipt of evidence of delivery to the borrower.	07/25/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838802	xxxxxx	33583663	xxxxxx	06/10/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Housing history for subject property does not appear on credit report. 12-months mortgage payment history is to be documented, as follows: Mortgage statement or Note for the review period to verify monthly payment amount, and proof of borrower’s payment for the most recent 6-months is required. VOM and mortgage payoff provided.	Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-01): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-01): Received Note for mortgage lien in amount of xxxxxx. Pending receipt of borrower’s payment for the most recent 6-months. Exception remains.

Reviewer Comment (2025-06-27): The LOE is not sufficient. The title report reflects the original lien taken out on xxxxxx was xxxxxx. The Note provided is for xxxxxx.In addition, the borrower's 6 months proof of payments was not provided either.

Reviewer Comment (2025-06-18): Note for xxxxxx Bank. Provide Note for xxxxxx and proof of borrower’s payment for the most recent 6-months is required. Exception remains.
																	07/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838802	xxxxxx	33583771	xxxxxx	06/10/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	xxxxxx is missing from the appraisal report address		Reviewer Comment (2025-06-24): Updated appraisal provided	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838802	xxxxxx	33583775	xxxxxx	06/10/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	xxxxxx is missing from the desk review address		Reviewer Comment (2025-06-26): Updated CDA provided	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838802	xxxxxx	33589221	xxxxxx	06/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx is missing from the title report address		Reviewer Comment (2025-06-19): Updated later dated title commitment provided	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838802	xxxxxx	33589632	xxxxxx	06/10/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		The file is missing the PUD Rider to the DOT. Provide the executed PUD rider, LOE to the borrower, evidence of delivery to borrower, and Lender's Letter of Intent to re-record.		Reviewer Comment (2025-06-19): Per investor comments in system on 6/18, accepting the DOT with verbiage from section 38 of DOT in lieu of separate PUD rider. Reviewer Comment (2025-06-18): Assigned to investor. Investor to advise if they are accepting the section in 38 on the DOT vs. a separate PUD rider.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838802	xxxxxx	33605550	xxxxxx	06/10/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met	If the subject property was acquired less than or equal to six (6) months, as measured from the property acquisition date (Note date) to the subject transaction Note date, the lesser of the current appraisal value or previous purchase price plus documented improvements (if any) will be used to determine LTV/CLTV. The purchase settlement statement and any invoices for materials/labor will be required.	Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-01): Client elects to waive with verified compensation factors

Reviewer Comment (2025-06-25): The memo is not acceptable. The Guarantor nor Borrowing Entity have ownership in xxxxxx per the Entity documents provided. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-23): Another member purchasing plots under a different Entity in which the Borrowing Entity or Guarantor have no ownership in is not sufficient. The property was not transferred to the Borrowing Entity until xxxxxx. Per the appraisal, the construction of property was completed in xxxxxx. Seasoning requirements not met.

Reviewer Comment (2025-06-18): The Note does not reflect an address as well as the Note signor is xxxxxx and signing xxxxxx which neither are party to the transaction or evidence our Guarantor is an owner.
																	07/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	836179	xxxxxx	33586492	xxxxxx	06/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-06-17): Received Undisclosed Debt Monitoring (UDM) report. Exception cleared.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836179	xxxxxx	33586671	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $773,844.31 is over disclosed by $125.00 compared to the calculated Amount Financed of $773,719.31 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $773,844.31; calculated amount financed is $773,719.31. Variance is $125.00	Reviewer Comment (2025-07-07): Cure docs

Reviewer Comment (2025-06-25): xxxxxx received PCCD and LOE.  Copy of cure check ($125)  and proof of mailing required to complete remediation.

Reviewer Comment (2025-06-18): The description and list of services includes $125 AMC fee outlined on the invoice include services. Commentary to 1026.4(c)(7) provides “if a lump sum charged for several services includes a charge that is not excludable, a portion of the total should be allocated to that service and included in the finance charge.”  If the AMC provides a breakdown or itemization of which portion of the AMC fee is allocated to verifying or confirming information connected to the appraisal, that portion can be excluded.  Alternatively, based on xxxxxx’s discussion with outside counsel, if the AMC service is primarily for verifying or confirming information connected to the appraisal, the entire amount can be excluded when an LOA is provided to that effect.
																07/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836179	xxxxxx	33586672	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,587,279.27 is under disclosed by $125.00 compared to the calculated Finance Charge of $1,587,404.27 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $1,587,279.27; calculated finance charge is $1,587,404.27. Variance is $125.00.	Reviewer Comment (2025-07-07): Cure docs

Reviewer Comment (2025-06-25): xxxxxx received PCCD and LOE.  Copy of cure check ($125)  and proof of mailing required to complete remediation.

Reviewer Comment (2025-06-18): The description and list of services includes $125 AMC fee outlined on the invoice include services. Commentary to 1026.4(c)(7) provides “if a lump sum charged for several services includes a charge that is not excludable, a portion of the total should be allocated to that service and included in the finance charge.”  If the AMC provides a breakdown or itemization of which portion of the AMC fee is allocated to verifying or confirming information connected to the appraisal, that portion can be excluded.  Alternatively, based on xxxxxx’s discussion with outside counsel, if the AMC service is primarily for verifying or confirming information connected to the appraisal, the entire amount can be excluded when an LOA is provided to that effect.
																07/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836179	xxxxxx	33586677	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-18): xxxxxx received xxxxxx Initial CD, 3 business days prior to the consummation.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836179	xxxxxx	33617824	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Occupancy Cert not provided		Reviewer Comment (2025-06-12): Received Occupancy Certificate. Exception cleared.	06/12/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838498	xxxxxx	33591246	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Provide the Master Blanket HOI policy		Reviewer Comment (2025-06-18): Received Master Blanket HOI policy. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838498	xxxxxx	33591301	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: xxxxxx	Documentation not provided.	Reviewer Comment (2025-07-28): Client is accepting xxxxxx statements reflecting only non-borrower to support our borrower is not obligated to lien. Debt paid from a family account. Requested removal for updated DTI below guidelines and clearance.

Reviewer Comment (2025-07-22): Received LOX, corrected 1003 and 1008. However please note that the xxxxxx are being made from borrower's account, with xxxxxx with account #xxxxxx. Therefore both debts needs to be included in DTI. Therefore provide document to verify that borrower is not liable for lease agreement of son. Exception remains.

Reviewer Comment (2025-06-24): A lease debt cannot be omitted, only installment debts < 10 months.In order to excluded the debt, 12 months payments being made by a third party is required otherwise the debt will need to be included.

Reviewer Comment (2025-06-18): Received Lease agreement, provide proof of payment from the son to verify borrower is not making the payments. Exception remains.
															07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838498	xxxxxx	34062187	xxxxxx	07/28/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.69938% exceeds Guideline total debt ratio of 50.00000%.	Cosigner debt for xxxxxx and Rental Lease added to DTI. Investor allowing exclusion of xxxxxx since statement does not reflect in borrower's name and not on credit.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-29): Client is accepting xxxxxx statements reflecting only non-borrower to support our borrower is not obligated to lien. Debt paid from a family account. Requested removal for updated DTI below guidelines and clearance. Reviewer Comment (2025-07-29): . Reviewer Comment (2025-07-28): Client elects to waive with verified compensation factors	07/29/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838498	xxxxxx	34062209	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Cosigner debt for xxxxxx and Rental Lease added to DTI. Investor allowing exclusion of xxxxxx since statement does not reflect in borrower's name and not on credit.		Reviewer Comment (2025-07-28): Client is accepting xxxxxx statements reflecting only non-borrower to support our borrower is not obligated to lien. Debt paid from a family account. Requested removal for updated DTI below guidelines and clearance.	07/28/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838498	xxxxxx	34062210	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 50.69938% and based on 1026.43(c)(5) of 50.70% moderately exceed the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Cosigner debt for xxxxxx and Rental Lease added to DTI. Investor allowing exclusion of xxxxxx since statement does not reflect in borrower's name and not on credit.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-29): Client is accepting xxxxxx statements reflecting only non-borrower to support our borrower is not obligated to lien. Debt paid from a family account. Requested removal for updated DTI below guidelines and clearance. Reviewer Comment (2025-07-29): . Reviewer Comment (2025-07-28): Client elects to waive with verified compensation factors	07/29/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838498	xxxxxx	34062212	xxxxxx	07/28/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Cosigner debt for xxxxxx and Rental Lease added to DTI. Investor allowing exclusion of xxxxxx since statement does not reflect in borrower's name and not on credit.		Reviewer Comment (2025-07-28): Client is accepting xxxxxx statements reflecting only non-borrower to support our borrower is not obligated to lien. Debt paid from a family account. Requested removal for updated DTI below guidelines and clearance.	07/28/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838721	xxxxxx	33590642	xxxxxx	06/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Provide page 6 of Guaranty Agreement (signature page)		Reviewer Comment (2025-06-17): Received page 6 (signature page) of the Guaranty Agreement signed by Individuals. Exception cleared.	06/17/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	838721	xxxxxx	33615933	xxxxxx	06/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide the corrected appraisal with the correct number of stories. Currently reflects xxxxxx stories but project description is xxxxxx with xxxxxx units.		Reviewer Comment (2025-06-19): Received updated appraisal. Exception cleared.	06/19/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	839626	xxxxxx	33605439	xxxxxx	06/11/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance has xxxxxx and Note has xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-06-13): Client elects to waive with verified compensation factors			06/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839626	xxxxxx	33618587	xxxxxx	06/11/2025	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		Per guidelines, in order to exclude debt paid by others, 12 months proof of payments must be provided. 10 months payments provided as debt has not been open for 12 months. Guideline requirements not met.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-06-13): Client elects to waive with verified compensation factors			06/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839627	xxxxxx	33610804	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test – Regular Transaction	TILA-RESPA Integrated Disclosure – Most recent Closing Disclosure received at least 3 days prior to closing dated xxxxxx disclosed an inaccurate APR of 10.40300% compared to the actual APR at consummation of 9.91610% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	Reviewer Comment (2025-06-14): Client elects to waive. SOL 1 year expires xxxxxx

Reviewer Comment (2025-06-10): 1026.19(f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation.  If the APR disclosed on the initial CD becomes inaccurate as defined under 1026.22, revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided.  The APR on the most recent CD received 3 days prior to consummation (10.40300%) changed more than the 0.125%(regular transaction) threshold compared to the actual/calculated APR at consummation (9.91610%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.
																	06/14/2025	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	C	A	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839627	xxxxxx	33610805	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2025-06-14): Client elects to waive. SOL 1 year expires xxxxxx			06/14/2025	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	C	C	A	A	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839627	xxxxxx	33610806	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,709.40 exceeds tolerance of $1,612.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-06-09): Sufficient Cure Provided At Closing		06/09/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839627	xxxxxx	33610837	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,386,966.24 is over disclosed by $110.00 compared to the calculated Amount Financed of $1,386,856.24 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $1,386,966.24; calculated amount financed is $1,386,856.24. Variance is $110.00.		Reviewer Comment (2025-06-14): Client elects to waive. SOL 1 year expires xxxxxx			06/14/2025	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839627	xxxxxx	33610838	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,983,910.71 is under disclosed by $110.00 compared to the calculated Finance Charge of $2,984,020.71 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $2,983,910.71; calculated finance charge is $2,984,020.71. Variance is $110.00.		Reviewer Comment (2025-06-14): Client elects to waive. SOL 1 year expires xxxxxx			06/14/2025	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839627	xxxxxx	33615450	xxxxxx	06/11/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $820.00 exceeds tolerance of $660.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee of $820.00 exceeds $660.00 Note" $160 is for the Appraisal Management Fee (service fee) for the CDA		Reviewer Comment (2025-06-10): Sufficient Cure Provided At Closing		06/10/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837843	xxxxxx	33610440	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Coborrower VVOE for both xxxxxx jobs are dated post-close and paystubs > 30 days old. Per guidelines, a VVOE needs to be provided within 10 days prior to close or a paystub dated > 30 days old.		Reviewer Comment (2025-06-16): VVOE provided	06/16/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837843	xxxxxx	33610441	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	Coborrower VVOE for both xxxxxx jobs are dated post-close and paystubs > 30 days old. Per guidelines, a VVOE needs to be provided within 10 days prior to close or a paystub dated > 30 days old.		Reviewer Comment (2025-06-16): VVOE provided	06/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837843	xxxxxx	33610442	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	Coborrower VVOE for both xxxxxx jobs are dated post-close and paystubs > 30 days old. Per guidelines, a VVOE needs to be provided within 10 days prior to close or a paystub dated > 30 days old.		Reviewer Comment (2025-06-16): VVOE provided	06/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837843	xxxxxx	33610443	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Coborrower VVOE for both xxxxxx jobs are dated post-close and paystubs > 30 days old. Per guidelines, a VVOE needs to be provided within 10 days prior to close or a paystub dated > 30 days old.		Reviewer Comment (2025-06-16): VVOE provided	06/16/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837843	xxxxxx	33615469	xxxxxx	06/12/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by xxxxxx. RCE provided is from 2019 and not acceptable. Estimated cost new not on appraisal.		Reviewer Comment (2025-07-10): Updated RCE provided Reviewer Comment (2025-06-16): Coverage of the loan amount is not acceptable for xxxxxx per guidelines dated 4.2025.	07/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837843	xxxxxx	33628431	xxxxxx	06/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx job from xxxxxx with xxxxxx is < 2 years. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-11): Client elects to waive with verified compensation factors			06/11/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838310	xxxxxx	33592296	xxxxxx	06/12/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to use business asset at 100%. Non-Borrowing spouse is other 50% business owner, is on title to the subject property. Joint access LOE in file for the use of those business funds. However, comp factors are incorrect. Reserves are not 10 months or more above the minimum required.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-13): Client elects to waive with verified compensation factors			06/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	838310	xxxxxx	33629522	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate only in file		Reviewer Comment (2025-06-16): Final stamped SS provided	06/16/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	837342	xxxxxx	33629261	xxxxxx	06/12/2025	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		xxxxxx was not attached to the DOT. xxxxxx guidelines require loans that close in a Trust to have this rider or if the lender chooses not to utilize the rider or to amend the security instrument, it must agree to indemnify and hold xxxxxx harmless against any losses incurred by xxxxxx that relate to any ambiguity in the application of the covenants in the security instrument should foreclosure proceedings later have to be initiated to acquire the property. Alternatively, xxxxxx may require the lender to repurchase the mortgage or the acquired property.		Reviewer Comment (2025-07-11): LOE to borrower and LOE from borrower noting delivery provided Reviewer Comment (2025-06-27): Received email does not satisfied the condition. Provide receipt of LOE to borrower and evidence of delivery to the borrower. Exception remains. Reviewer Comment (2025-06-24): Recorded mortgage provided along with signed rider and statement on rider stating loan is being re-recorded to include the rider. Pending receipt of LOE to borrower and evidence of delivery to the borrower.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	835432	xxxxxx	33610109	xxxxxx	06/12/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-16): Supplement provided	06/16/2025			1	B	A	B	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835432	xxxxxx	33610218	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	RTC expiration and Final CD disbursement date are the same. If disbursement date is incorrect, provide the final stamped settlement statement to support.		Reviewer Comment (2025-06-18): Final stamped settlement statement provided with correct disbursement date. Rescission requirements met. Reviewer Comment (2025-06-16): The PC-CD alone does not clear this condition as it is a lender generated document. Please review the original condition. If disbursement date is incorrect, provide the final stamped settlement statement to support.	06/18/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835432	xxxxxx	33610223	xxxxxx	06/12/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 does not reflect a reason an escrow account was not established.		Reviewer Comment (2025-06-24): xxxxxx received Letter of explanation and Corrected Closing disclosure. Reviewer Comment (2025-06-18): xxxxxx Received Letter of Explanation; however, LOE does not specify the changes made related to escrow account section on page 04. Provide Updated LOE. Reviewer Comment (2025-06-17): xxxxxx received Post CD. However,we would require LOX to the borrower in order to cure the exception.		06/24/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835432	xxxxxx	33628642	xxxxxx	06/12/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Title - Signing Fee	Payee reflects TBD		Reviewer Comment (2025-06-11): Client elects to waive			06/11/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835432	xxxxxx	33628654	xxxxxx	06/12/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE		Reviewer Comment (2025-06-16): RCE provided	06/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839783	xxxxxx	33600296	xxxxxx	06/12/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-06-13): 442 provided	06/13/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	A	A			D	A		N/A	No	Property Focused
xxxxxx	839783	xxxxxx	33600420	xxxxxx	06/12/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-06-13): CDA provided	06/13/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	A	A			D	A		N/A	No	Property Focused
xxxxxx	839668	xxxxxx	33600532	xxxxxx	06/12/2025	Credit	Business Purpose	General	Business Purpose	Insurance Policy Expiration Date is less than 30 days from the Note Date and does not have automatic renewal.		The blanket policy expired on xxxxxx and loan closed xxxxxx . Provide the current master policy. The Lender attestation stating the policy will be renewed with sufficient coverage is not acceptable		Reviewer Comment (2025-06-16): Updated blanket provided	06/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	839953	xxxxxx	33607662	xxxxxx	06/13/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification			Reviewer Comment (2025-06-19): Received PITIA document. Exception cleared. Reviewer Comment (2025-06-17): 1003 Final reflects HOA dues in amount of $74.71. Therefore provide HOA Verification. Exception remains.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839953	xxxxxx	33641316	xxxxxx	06/13/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Departure Residence: If the borrower is on Title only of the primary residence and mortgage obligation is under a third party, 12-month mortgage rating and 6 month payment proof is required. (Note: Mortgage Note required if omitting liability). 12 month servicer/creditor pay history and 3 month non-borrower pay history provided (Note: Debt is paid from an account the borrower is joint account holder on). Provide an additional 3 months non-borrower pay history and copy of the Note.		Reviewer Comment (2025-07-10): Received Note and Bank Statement to verify the housing history. Exception cleared. Reviewer Comment (2025-07-07): Received additional bank statement, however the file is missing bank statement for the account xxxxxx from xxxxxx to xxxxxx . Exception remains. Reviewer Comment (2025-07-02): Received Note and bank statement. However received bank statements are from xxxxxx to xxxxxx , that is for 4 months. Provide additional 2 months bank statement. Exception remains.	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839937	xxxxxx	33619642	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-18): Received updated fraud report, Fraud and OFAC search run on the seller. Exception cleared. Reviewer Comment (2025-06-16): Received Fraud and OFAC search run on authorized signor for seller, xxxxxx. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837906	xxxxxx	33606295	xxxxxx	06/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file: Investment concentration in project is 68% maximum allowed is 60%.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-06-12): Client elects to waive with verified compensation factors			06/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	837906	xxxxxx	33607020	xxxxxx	06/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception request for xxxxxx inspection: There are various units in the project where the guardrails are not up to xxxxxx Code. Gap between pickets is too big.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-06-12): Client elects to waive with verified compensation factors. The file includes the xxxxxx inspection confirming the subject unit is not affected.			06/12/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	839364	xxxxxx	33616700	xxxxxx	06/13/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The Flood cert is missing the xxxxxx on the unit number. Per note should be xxxxxx.		Reviewer Comment (2025-06-19): Updated flood cert provided	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839364	xxxxxx	33640275	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2025-06-19): Received search from xxxxxx site, and it confirms that HOA Questionnaire not required. Exception cleared.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839364	xxxxxx	33640421	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		xxxxxx law mandates "milestone inspections" for xxxxxx that are at least xxxxxx and local conditions justify it) and xxxxxx. Must meet xxxxxx compliance.		Reviewer Comment (2025-07-07): Received Milestone Inspection report reflecting there are no imminent danger; xxxxxx needed. Exception cleared. Reviewer Comment (2025-06-19): Received search from xxxxxx site, and it confirms that HOA Questionnaire not required. However, the document requested is for the milestone inspections. Please provide document as requested on the original condition. Exception remains.	07/07/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839659	xxxxxx	33610296	xxxxxx	06/13/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-06-17): Commitment approval provided	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	839659	xxxxxx	33610317	xxxxxx	06/13/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-06-20): CDA received	06/20/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	839659	xxxxxx	33610401	xxxxxx	06/13/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2025-06-17): Updated HOI provided	06/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	839659	xxxxxx	33642260	xxxxxx	06/13/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: 4243.00	On background report		Reviewer Comment (2025-06-20): Document provided reflecting take back in 2003 along with a later dated comprehensive report showing no liens.judgments active. Reviewer Comment (2025-06-17): There is no evidence the document provided is tied to the lien on the background report. Plus the document provided is not clear. Provide a clear copy.	06/20/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	C	A			D	A		N/A	No	Property Focused
xxxxxx	838150	xxxxxx	33611003	xxxxxx	06/13/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-06-18): FTP provided	06/18/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838150	xxxxxx	33611004	xxxxxx	06/13/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-06-18): FTP provided	06/18/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838150	xxxxxx	33641926	xxxxxx	06/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 2.6, xxxxxx CU 1.0. Due to conflicting scores, a secondary valuation is required.		Reviewer Comment (2025-06-23): Received AVM. Exception cleared. Reviewer Comment (2025-06-18): Received xxxxxx CU 1.0. However xxxxxx CU 2.6 due to conflicting scores, a secondary valuation is required. Exception remains.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838150	xxxxxx	33641941	xxxxxx	06/13/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title. Two liens on title and only 1 paid off through closing.		Reviewer Comment (2025-06-18): Clear FTP provided	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836665	xxxxxx	33612679	xxxxxx	06/13/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 reflects property located at xxxxxx. However, the lender it utilizing rental income on these properties. Provide the corrected 1003.		Reviewer Comment (2025-06-20): Corrected 1003 provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836665	xxxxxx	33612686	xxxxxx	06/13/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $2,264.61 is less than AUS required disposable income of $2,500.00.	Residual income of $2,500 for primary purchase was not met.	Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-20): Client elects to waive with verified compensation factors			06/20/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836665	xxxxxx	33638684	xxxxxx	06/13/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.1, xxxxxx CU 3.0. Due to conflicting scores, a secondary valuation is required.		Reviewer Comment (2025-06-20): CDA provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836665	xxxxxx	33638783	xxxxxx	06/13/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents, Other	1) Provide the 1007 for use of rental income on departure residence. 2) Provide evidence property is free and clear.	Reviewer Comment (2025-06-26): Received Property History Report to verify property is free and clear for property located at xxxxxx. Exception cleared.

Reviewer Comment (2025-06-25): Received document from xxxxxx is for the property located at xxxxxx, also it is not acceptable to verify if the property is free and clear. Therefore, provide property history report for property located at xxxxxx to verify property is free and clear. Exception remains.

Reviewer Comment (2025-06-20): Received 1007. Pending receipt of evidence of free and clear. HOI with no mortgagee is not acceptable as these are omitted at times. Provide the property profile report to support free and clear.
															06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837953	xxxxxx	33616870	xxxxxx	06/16/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-26): Received Final Title reflecting title policy. Exception cleared.	06/26/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837953	xxxxxx	33616873	xxxxxx	06/16/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-26): Received Final Title reflecting title policy. Exception cleared.	06/26/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837953	xxxxxx	33616911	xxxxxx	06/16/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		xxxxxx is reflected in address		Reviewer Comment (2025-06-20): Received corrected HOI policy. Exception cleared.	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837953	xxxxxx	33617496	xxxxxx	06/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided				Reviewer Comment (2025-06-27): PPP provided	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	837953	xxxxxx	33617710	xxxxxx	06/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-18): Received updated Fraud Report. Fraud and OFAC search run on the seller. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837953	xxxxxx	33654281	xxxxxx	06/16/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: xxxxxx is reflected in address		Reviewer Comment (2025-06-26): FTP provided	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837953	xxxxxx	33654505	xxxxxx	06/16/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature		Reviewer Comment (2025-07-07): Received LOX nature of business does not require government issued license. Exception cleared.	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839479	xxxxxx	33618203	xxxxxx	06/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-06-18): Received Mortgage Participant List Report, Fraud and OFAC search run on the settlement agent. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	839479	xxxxxx	33655501	xxxxxx	06/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		PPP penalty period of 6 months is not an acceptable per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-06-19): Client elect to waive with verified compensation factors			06/19/2025	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	838507	xxxxxx	33619946	xxxxxx	06/16/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-23): BP cert provided	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838507	xxxxxx	33620014	xxxxxx	06/16/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-23): FTP provided	06/23/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838507	xxxxxx	33620016	xxxxxx	06/16/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-23): FTP provided	06/23/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838144	xxxxxx	33619640	xxxxxx	06/16/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-06-17): Initial 1003 provided	06/17/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838144	xxxxxx	33619864	xxxxxx	06/16/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal not in the name of the lender and transfer letter not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838144	xxxxxx	33620007	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal not in the name of the lender		Reviewer Comment (2025-06-18): Client elects to waive Loan is HPML Compliant			06/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838144	xxxxxx	33654964	xxxxxx	06/16/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 55.77353% exceeds Guideline total debt ratio of 50.00000%.	The approval reflects two leases were to be paid off at closing, however debts were not paid through closing. Credit Statement and Supplement reflects full termination, however balance owing for both xxxxxx as $303.12 and $1,354. Full amounts added to DTI as there are no monthly payments on leases owed.		Reviewer Comment (2025-07-08): Received checks for evidence of debt payoffs. Both paid through closing supported by final closing statement and updated PC-CD to match. Reviewer Comment (2025-07-03): Received PC-CD and LOE to borrower. Pending receipt of evidence of paid debts outside of closing per comments on xxxxxx Reviewer Comment (2025-06-17): The final settlement statement provided reflects the debts were paid outside of closing by borrower. Provide evidence of payments along with the corrected PC-CD and LOE to borrower to match final settlement statement.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838144	xxxxxx	33654974	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The approval reflects two leases were to be paid off at closing, however debts were not paid through closing. Credit Statement and Supplement reflects full termination, however balance owing for both xxxxxx as $303.12 and $1,354. Full amounts added to DTI as there are no monthly payments on leases owed.		Reviewer Comment (2025-07-08): Received checks for evidence of debt payoffs. Both paid through closing supported by final closing statement and updated PC-CD to match. Reviewer Comment (2025-07-03): Received PC-CD and LOE to borrower. Pending receipt of evidence of paid debts outside of closing per comments on xxxxxx Reviewer Comment (2025-06-17): The final settlement statement provided reflects the debts were paid outside of closing by borrower. Provide evidence of payments along with the corrected PC-CD and LOE to borrower to match final settlement statement.	07/08/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838144	xxxxxx	33654975	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The approval reflects two leases were to be paid off at closing, however debts were not paid through closing. Credit Statement and Supplement reflects full termination, however balance owing for both xxxxxx as $303.12 and $1,354. Full amounts added to DTI as there are no monthly payments on leases owed.		Reviewer Comment (2025-07-08): Received checks for evidence of debt payoffs. Both paid through closing supported by final closing statement and updated PC-CD to match. Reviewer Comment (2025-07-03): Received PC-CD and LOE to borrower. Pending receipt of evidence of paid debts outside of closing per comments on xxxxxx Reviewer Comment (2025-06-17): The final settlement statement provided reflects the debts were paid outside of closing by borrower. Provide evidence of payments along with the corrected PC-CD and LOE to borrower to match final settlement statement.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838144	xxxxxx	33654976	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.77353% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to xxxxxx.)	The approval reflects two leases were to be paid off at closing, however debts were not paid through closing. Credit Statement and Supplement reflects full termination, however balance owing for both xxxxxx as $303.12 and $1,354. Full amounts added to DTI as there are no monthly payments on leases owed.	Reviewer Comment (2025-07-08): Received checks for evidence of debt payoffs. Both paid through closing supported by final closing statement and updated PC-CD to match.

Reviewer Comment (2025-07-03): Comments on 7/3 appear to be for the Seller.

Reviewer Comment (2025-07-03): Received PC-CD and LOE to borrower. Pending receipt of evidence of paid debts outside of closing per comments on xxxxxx

Reviewer Comment (2025-06-17): The final settlement statement provided reflects the debts were paid outside of closing by borrower. Provide evidence of payments along with the corrected PC-CD and LOE to borrower to match final settlement statement.
															07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838093	xxxxxx	33626202	xxxxxx	06/16/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Shortfall of $144,308.80. Total loan amount (including both first mortgage and second mortgage/HELOC), provided it equals no less than 80% of the replacement cost value of the improvements as of the current property insurance policy effective date.		Reviewer Comment (2025-06-26): RCE provided Reviewer Comment (2025-06-23): Received Hazard Insurance policy which was already available in file. Provided is less than 80% of the replacement cost value of the improvements as of the current property insurance policy effective date. Provide Replacement Cost Estimate. Exception remains.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838093	xxxxxx	33627123	xxxxxx	06/16/2025	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: 1015.00, Credit Report: Original // Public Record Type: Judgments / Balance: 581.00, Credit Report: Original // Public Record Type: Judgments / Balance: 3471.00, Credit Report: Original // Public Record Type: Judgments / Balance: 390.00, Credit Report: Original // Public Record Type: Judgments / Balance: 2634.42, Credit Report: Original // Public Record Type: Judgments / Balance: 483.00, Credit Report: Original // Public Record Type: Judgments / Balance: 9182.00, Credit Report: Original // Public Record Type: Judgments / Balance: 13791.00, Credit Report: Original // Public Record Type: Tax Liens / Balance: 124.00	Fraud report contains unpaid judgments. Per guidelines, all open judgments/liens must be paid off prior to or at loan closing	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-08): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-18): Received dismissal for $560 judgment. All other items remain. The docket for the $13,791 + fees remains ad it was refiled to continue as of xxxxxx and $483+fees judgment found in favor against borrower. The other documents regarding SOL are not acceptable as the guidelines do not reflect an SOL in regards to any judgments and liens and that they must be paid in full and closed.			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838093	xxxxxx	33650230	xxxxxx	06/16/2025	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.	Investor exception for 4 NSF in 12 months with 3 being in the last 3 months. Borrower provided an LOE.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-13): Client elects to waive with verified compensation factors			06/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838093	xxxxxx	33650266	xxxxxx	06/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Provide the modification documents to verify date completed. Supplement verifies no lates only in the past 12 months. Forbearance, loan modifications, or deferrals completed or reinstated greater than 12-months from the Note date of the subject transaction and having a 0x30x12 Housing History are allowed.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-08): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-24): Received same credit supplemental report in file that was already provided at the time of review. However the document requested is for modification documents to verify date completed. Exception remains.			07/08/2025	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838093	xxxxxx	33650308	xxxxxx	06/16/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Borrower has no ownership in primary residence per docs in file.		Reviewer Comment (2025-06-20): Updated 1003 provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839495	xxxxxx	33628691	xxxxxx	06/16/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on settlement agent, xxxxxx.		Reviewer Comment (2025-06-19): Received updated Fraud Report. Fraud and OFAC search run on the settlement agent. Exception cleared.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839495	xxxxxx	33628719	xxxxxx	06/16/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Insurance shows city as xxxxxx but the Note shows xxxxxx.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-18): The document provided reflects changes became effective on xxxxxx which is post close and not acceptable.			06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839495	xxxxxx	33628923	xxxxxx	06/16/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the borrower's primary residence on xxxxxx is free and clear. Fraud Report and Property profile report reflect a xxxxxx lien taken out in xxxxxx prior to deeding property to a Trust.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-19): Received UW Cert, however, HOI is not acceptable to verify property free and clear. Also, since the mortgage was taken out on $517,100 does not reflect on credit report to verify that the lien was closed. Therefore provide document to verify that the lien has been satisfied. Exception remains.			06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839334	xxxxxx	33632583	xxxxxx	06/16/2025	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided				Reviewer Comment (2025-06-18): Flood insurance provided	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839334	xxxxxx	33655369	xxxxxx	06/16/2025	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		6 months PITIA rent loss is required per guidelines	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-06-24): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-20): Condition cannot be cleared. Investor advised to review to lender guidelines which has this requirement.			06/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839334	xxxxxx	33655371	xxxxxx	06/16/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Mortgagee + ISAOA is missing		Reviewer Comment (2025-07-02): Dec endorsement page provided updating mortgagee + ISAOA Reviewer Comment (2025-06-20): No new documents received today xxxxxx Last upload xxxxxx Please try uploading again. Reviewer Comment (2025-06-18): The same documents were provided that were in file at time of review. The HOI dwelling is missing the mortgage + ISAOA. The Flood Insurance policy and Cert of Liability Insurance were provided.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839334	xxxxxx	33655418	xxxxxx	06/16/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOM and payoff provided for subject property not reporting on credit. Provide the borrower 6 month pay history (lender is a hard money lender which is considered a private lender).		Reviewer Comment (2025-07-14): Received borrower 6 month pay history. Exception cleared. Reviewer Comment (2025-06-20): No new documents received today xxxxxx Last upload xxxxxx Please try uploading again. Reviewer Comment (2025-06-18): The same document was provided that was in file at time of review. Please review the original condition. Provide the borrower 6 month pay history (lender is a hard money lender which is considered a private lender).	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	837879	xxxxxx	33631871	xxxxxx	06/16/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-06-22): Per client email memo, they accept the ISAOA to be updated post-close but prior to purchase. Reviewer Comment (2025-06-19): The updated HOI reflects the changes made became effective xxxxxx which is post-close and not acceptable.	06/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837879	xxxxxx	33650984	xxxxxx	06/16/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A third-party VOR is required for any file when the borrower is currently renting. 12 months cancelled checks and lease provided. LOE from landlord in file in regards to January rent only.		Reviewer Comment (2025-06-26): Received VOR. Exception cleared.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837879	xxxxxx	33653321	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $75.00 exceeds tolerance of $50.00 plus 10% or $55.00. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided. Loan Amount decrease would not increase recording fees.	Reviewer Comment (2025-07-14): xxxxxx received valid COC dated xxxxxx

Reviewer Comment (2025-07-08): xxxxxx received rebuttal and Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was increased.  Please provide additional information on what additional document needs to be recorded.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-06-26): xxxxxx received LOE, however title fees are not subject to 10% tolerance and only recording fee is subject to 10% tolerance. A valid COC for increase of recording fee or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-06-19): xxxxxx received rebuttal stating there was an additional recording needed, but it does not give sufficient information on why recording is needed.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	C	A	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837879	xxxxxx	33653645	xxxxxx	06/16/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. AVM provided is invalid. The FSD is greater than 0.2. Sec ID: 12	Note date: xxxxxx; Lien Position: 1	FSD score not reflected on AVM		Reviewer Comment (2025-07-10): Higher tiered product product provided - CDA Reviewer Comment (2025-06-19): Condition cannot be reconsidered or cleared due to securitization requirements. Confidence score is 97% however the FSD score is not reflected and required and can be no more than 0.13.	07/10/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	A	C	A	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837918	xxxxxx	33641067	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, signor for the seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-06-20): Received GSA search for settlement agent. Exception cleared. Reviewer Comment (2025-06-18): Received updated Fraud Report, fraud and OFAC search run on the seller. However there is SAM.gov alert for settlement agent, xxxxxx. Therefore provide SAM.gov. Exception remains.	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837918	xxxxxx	33662037	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Per Bylaws Entity was formed in 2017.		Reviewer Comment (2025-06-19): Received Certificate of Standing. Exception cleared.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	839965	xxxxxx	33662049	xxxxxx	06/17/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-06-19): Endorsement page provided with updated clause effective prior to closing	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838048	xxxxxx	33631806	xxxxxx	06/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-06-24): Received Credit Report - Gap. Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838048	xxxxxx	33631819	xxxxxx	06/17/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A third-party VOR is required for any file when the borrower is currently renting. Any VOR completed by a private party, or any non-institutional landlord must be supported by alternative documentation showing the most recent 6-month history (cancelled checks, rental statements including payment history, etc.).		Reviewer Comment (2025-06-24): Received VOR and recent 6-month history. Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838048	xxxxxx	33632291	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Disclosures were sent to the borrower prior to obtaining consent for electronic disclosures. Lender to provide proof of e-consent within 3 days of the initial application, OR proof of disclosure sent to borrower using another method within 3 days of application.		Reviewer Comment (2025-06-19): xxxxxx received disclosure summary.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838048	xxxxxx	33632410	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,142.00 exceeds tolerance of $2,570.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was last disclosed as $2,570.00 on the Loan Estimate, but was disclosed as $4,142.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $1572, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-06-19): xxxxxx received COC dated xxxxxx	06/19/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838048	xxxxxx	33632411	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $35.00 exceeds tolerance of $31.40. Insufficient or no cure was provided to the borrower. (75106)	Collateral Desktop Analysis Fee was last disclosed as $31.40 on the Loan Estimate, but was disclosed as $35.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $3.60, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2025-07-07): xxxxxx Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-07-01): xxxxxx received PCCD and copy of refund check for $3.20, however cure required for $3.60. Please provide additional cure of $0.40 to cure the exception.

Reviewer Comment (2025-06-26): xxxxxx received rebuttal comment. But we are also required additional information with supporting documentation of the reason for the CDA review and what information was received that required the addition of Review fee and when was that information received. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2025-06-19): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the CDA fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																07/07/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838048	xxxxxx	33632460	xxxxxx	06/17/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA license, P&L Statement	1) Net income $525,452.42 is incorrect on the provided P&L statement. The P&L Gross Receipts - Costs of Sales - General & Admin expenses total $313,947.91. Provide the corrected signed and dated P&L. 2) Current/active license or certification for the preparer is required. Must be a CPA, EA, CTEC or State Tax Attorney.		Reviewer Comment (2025-06-24): Corrected P&L signed and dated by CTEC and CTEC license search provided.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838048	xxxxxx	33632493	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income docs		Reviewer Comment (2025-06-24): Corrected P&L signed and dated by CTEC and CTEC license search provided.	06/24/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838048	xxxxxx	33632494	xxxxxx	06/17/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income docs		Reviewer Comment (2025-06-24): Corrected P&L signed and dated by CTEC and CTEC license search provided.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837520	xxxxxx	33638744	xxxxxx	06/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-18): Received Business Purpose Certificate. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837520	xxxxxx	33638745	xxxxxx	06/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided		Business purpose cert was not provided.		Reviewer Comment (2025-06-18): Received Business Purpose Certificate. Exception cleared.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837520	xxxxxx	33638775	xxxxxx	06/17/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-18): Received Title Supplemental Report with the loan amount mentioned. Exception cleared.	06/18/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	839591	xxxxxx	33640238	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TILA	Federal LO Compensation Dual Compensation Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.	Credit report fee was also paid to broker per Final CD. An invoice was not provided verifying fee was for third party.		Reviewer Comment (2025-07-08): Invoice provided reflecting credit report fee collected and paid to third party along with corrected PC-CD Reviewer Comment (2025-06-25): The credit report is not acceptable. An invoice is required as this fee is listed on the final CD as paid to the broker along with other compensation. If the fee was collected by the broker for a third party distribution, the invoice for the fee along with a corrected CD reflecting fee is for a third party is required.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836804	xxxxxx	33638597	xxxxxx	06/18/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-06-23): Received UDM dated xxxxxx . Exception cleared.	06/23/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	836804	xxxxxx	33640532	xxxxxx	06/18/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2025-06-18): Client elects to waive with verified compensation factors			06/18/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	838955	xxxxxx	33637522	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.49107% or Final Disclosure APR of 9.55800% is equal to or greater than the threshold of APOR 6.93% + 1.5%, or 8.43000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-06-25): Appraisal delivery provided	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838955	xxxxxx	33637524	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-06-25): Appraisal delivery provided	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838955	xxxxxx	33637527	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $230.46 exceeds tolerance of $120.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-06-12): Sufficient Cure Provided At Closing		06/12/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838955	xxxxxx	33637561	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-26): xxxxxx received xxxxxx CD 3 business days prior to consummation.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	B	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838955	xxxxxx	33637569	xxxxxx	06/18/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-07-09): Received Supplement report with coverage amount. Exception cleared.	07/09/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	B	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838328	xxxxxx	33641528	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $190.00 exceeds tolerance of $75.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee increased from $75.00 on the initial Loan Estimate to $190.00 on the initial Closing Disclosure. Provided COC in file is not valid due to unacceptable reason. COC does not state why the credit report fee increased.		Reviewer Comment (2025-06-24): xxxxxx received LOX for rebuttal response with additional information for a valid Changed circumstance.	06/24/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838678	xxxxxx	33638307	xxxxxx	06/18/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided			Borrower has owned the subject property for at least 5 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-25): Client elects to waive with verified compensation factors			06/25/2025	2	D	B	D	B	D	B	N/A	N/A	D	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838678	xxxxxx	33638314	xxxxxx	06/18/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838678	xxxxxx	33638419	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.42814% or Final Disclosure APR of 11.68900% is equal to or greater than the threshold of APOR 7.84% + 3.5%, or 11.34000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation		Reviewer Comment (2025-06-18): Client elects to waive SOL expiration xxxxxx			06/18/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838678	xxxxxx	33638420	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838678	xxxxxx	33638422	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee. Fee Amount of $90.00 exceeds tolerance of $40.00. Sufficient or excess cure was provided to the borrower at Closing. (75195)			Reviewer Comment (2025-06-12): Sufficient Cure Provided At Closing		06/12/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838678	xxxxxx	33638437	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TRID	TIL HPML Appraisal Disclosure - HPML Status	HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Good faith redisclosure	D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838678	xxxxxx	33638439	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The Final CD, page 4, does not reflect a reason why an escrow account was not established.		Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838678	xxxxxx	33638441	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838678	xxxxxx	33638443	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,163.08 may be required.	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838678	xxxxxx	33689026	xxxxxx	06/18/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Statement(s) not provided		Senior Lien mortgage statement missing		Reviewer Comment (2025-06-23): Senior lien mortgage statement provided	06/23/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838678	xxxxxx	33689311	xxxxxx	06/18/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Title - Notary Fee	Payee not reflected		Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838678	xxxxxx	33689740	xxxxxx	06/18/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		Initial 1003 is missing. Application date taken from Fraud Report.		Reviewer Comment (2025-06-18): Client elects to waive			06/18/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838938	xxxxxx	33647981	xxxxxx	06/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	The COC does not give sufficient information as to why a second appraisal fee was added.		Reviewer Comment (2025-07-03): xxxxxx Received Corrected Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-06-27): xxxxxx received COC dated xxxxxx indicates UCDP score to serve as secondary valuation. However, UCDP report with provided disclosure indicates CU score is less than 2.5. Please provide documentation of the reason for the 2nd appraisal fee added What information was received that required the fee and when was that information received or Cure is required to borrower.		07/03/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838938	xxxxxx	33667909	xxxxxx	06/18/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA		Reviewer Comment (2025-06-25): Updated HOI provided Reviewer Comment (2025-06-20): THe lender's loss payable endorsement is not acceptable. The HOI must be updated with the mortgagee + ISAOA.	06/25/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838938	xxxxxx	33693235	xxxxxx	06/18/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU score 1.0 and xxxxxx CU score 3.5. Due to the discrepancy, a secondary valuation is required.		Reviewer Comment (2025-06-20): AVM provided which is acceptable per guidelines	06/20/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838938	xxxxxx	33693362	xxxxxx	06/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Debt was excluded noting on the approval that the business pays for the debts for xxxxxx. Any of the following supporting documentation can be included in the credit file to exclude business debt:
• Most recent six (6) months of cancelled checks, ACH payment, or transferred draw against the business account
• Tax returns reflecting the business expense deduction
• Business bank account statement showing assets remaining after funds to close and reserve requirements are deducted, with a balance greater than or equal to the balance of the debt.
												Business returns only reflect the xxxxxx as a business expense. Provide evidence of exclusion for the other debt.		Reviewer Comment (2025-06-20): 6 months verifying debts paid by business	06/20/2025			1	C	A	C	A	C	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838629	xxxxxx	33654285	xxxxxx	06/19/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-24): FTP provided	06/24/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838629	xxxxxx	33696173	xxxxxx	06/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. A notice of limitation is reflected on title which is a legal notice that is recorded in the public records. It serves as a warning to potential buyers, lenders, and others that there may be a claim or agreement concerning the property that should be addressed before proceeding with any transaction.		Reviewer Comment (2025-06-26): Client email approval provided that they are accepting the FTP with the notice of limitation. Requested clearance. Reviewer Comment (2025-06-25): Assigned to investor. Please advise if you are accepting the Notice of Limitation on the FTP. Reviewer Comment (2025-06-24): FTP was provided which still reflects the notice of limitation on page 4 of 5 of the FTP.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838828	xxxxxx	33656301	xxxxxx	06/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2025-06-23): Received Fraud Report. Exception cleared.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838828	xxxxxx	33696300	xxxxxx	06/19/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of taxes are paid or clear title policy. Due taxes that are not delinquent were not paid through closing.		Reviewer Comment (2025-06-23): Tax cert provided reflecting taxes paid	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837824	xxxxxx	33656319	xxxxxx	06/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2025-06-25): Received Certificate of Good Standing. Exception cleared.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	837824	xxxxxx	33696517	xxxxxx	06/19/2025	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		xxxxxx has no owership in primary residence. First time investor's must own a primary residence. There is no evidence of experience in file for properties owned > 1 year within the past 36 months outside of a borrower LOE stating he has owned and sold multiple properties. xxxxxx owns a primary residence and meet first time investor requirements.		Reviewer Comment (2025-06-30): Prior deed provided and evidence of ownership in LLC as well. Experienced borrower. Reviewer Comment (2025-06-24): The deed is dated xxxxxx from xxxxxx to the LLC for the property on xxxxxx and does not prove how long the borrower had owned the property before transferring to the LLC in xxxxxx . Further, there is no proof the borrower owns the LLC either.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	839831	xxxxxx	33656859	xxxxxx	06/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-06-24): Received Employer Identification Number. Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	839831	xxxxxx	33656872	xxxxxx	06/19/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Mortgagee clause reflects ISA vs ISAOA		Reviewer Comment (2025-06-26): Updated HOI provided	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	839831	xxxxxx	33696784	xxxxxx	06/19/2025	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit Report not provided for xxxxxx.		Reviewer Comment (2025-06-24): Received credit report for xxxxxx.Exception cleared.	06/24/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	839831	xxxxxx	33696835	xxxxxx	06/19/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-06-24): Received Approval. Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	839831	xxxxxx	33696874	xxxxxx	06/19/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		xxxxxx's 1003, primary residence reflects xxxxxx.		Reviewer Comment (2025-06-24): Received corrected 1003. Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	839610	xxxxxx	33656971	xxxxxx	06/19/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-06-20): E-Consent provided	06/20/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839610	xxxxxx	33696435	xxxxxx	06/19/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-08): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-03): The GA agreement was executed post-close. Per guidelines, the GA must be executed at closing. Investor can elect to waive with verified compensation factors.			07/08/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837096	xxxxxx	33665497	xxxxxx	06/19/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,500.00 exceeds tolerance of $1,359.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840410	xxxxxx	33675054	xxxxxx	06/20/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-06-19): Client elects to waive			06/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840410	xxxxxx	33676242	xxxxxx	06/20/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx	Per guidelines, Schedule E required to calculate rental income. Appraisal reflects Tenant Occupied and 1007 was only provided.		Reviewer Comment (2025-07-21): Received corrected 1003 and 1008 hence removed rental income. Exception cleared. Reviewer Comment (2025-07-10): Per client request, program change to xxxxxx. Lease agreement not required, however full doc loans require rental income to be calculated off the most recent Schedule E from the signed and dated tax returns. Reviewer Comment (2025-07-10): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: 1040 (2024), Lease Agreement	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840410	xxxxxx	33709788	xxxxxx	06/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the investor's Agency Confirming AUS only program, Standard Doc: Ineligible, Caution, or Refer with Caution not allowed		Reviewer Comment (2025-07-10): Program change to xxxxxx per investor request. Condition no longer applies.	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840410	xxxxxx	33709969	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TILA	TILA - Impermissible Prepayment Penalty	Truth in Lending Act (Dodd-Frank 2014): Covered transaction contains impermissible prepayment penalty.	The BP Cert in file for use of proceeds reflects debt consolidation. Consumer purpose investment.	Reviewer Comment (2025-07-14): Per client email, they are accepting the updated BP cert noting proceeds are for improvements to rental property vs debt consolidation and requested re-review as business purpose loan. No TRID/ATR on business purpose as well as PPP is allowed.

Reviewer Comment (2025-07-10): Switching programs does not address this condition. Proceeds cannot be utilized for consumer purpose on a business purpose loan. Full ATR/TRID is required.

Reviewer Comment (2025-07-08): Assigned to investor. Investor to advise if they are accepting the updated BP cert. It appears this is the same signed BP cert with the reasoning changed/typed in with no indication borrower updated this.
															07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840410	xxxxxx	33709970	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Closing Disclosures in the Loan File	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is not subject to high cost testing.	The BP Cert in file for use of proceeds reflects debt consolidation. Consumer purpose investment.	Reviewer Comment (2025-07-14): Per client email, they are accepting the updated BP cert noting proceeds are for improvements to rental property vs debt consolidation and requested re-review as business purpose loan. No TRID/ATR on business purpose as well as PPP is allowed.

Reviewer Comment (2025-07-10): Switching programs does not address this condition. Proceeds cannot be utilized for consumer purpose on a business purpose loan. Full ATR/TRID is required.

Reviewer Comment (2025-07-08): Assigned to investor. Investor to advise if they are accepting the updated BP cert. It appears this is the same signed BP cert with the reasoning changed/typed in with no indication borrower updated this.
															07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840410	xxxxxx	33709971	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 may be required.	The BP Cert in file for use of proceeds reflects debt consolidation. Consumer purpose investment.	Reviewer Comment (2025-07-14): Per client email, they are accepting the updated BP cert noting proceeds are for improvements to rental property vs debt consolidation and requested re-review as business purpose loan. No TRID/ATR on business purpose as well as PPP is allowed.

Reviewer Comment (2025-07-10): Switching programs does not address this condition. Proceeds cannot be utilized for consumer purpose on a business purpose loan. Full ATR/TRID is required.

Reviewer Comment (2025-07-08): Assigned to investor. Investor to advise if they are accepting the updated BP cert. It appears this is the same signed BP cert with the reasoning changed/typed in with no indication borrower updated this.
															07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840410	xxxxxx	33893764	xxxxxx	07/10/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The VVOE provided is dated > 10 days prior to the Note date and the paystub is dated > 30 days prior to the Note date.		Reviewer Comment (2025-07-11): VVOE provided dated within 10 days prior to closing	07/11/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840410	xxxxxx	33893778	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents		Reviewer Comment (2025-07-11): VVOE provided dated within 10 days prior to closing	07/11/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837899	xxxxxx	33676960	xxxxxx	06/20/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2025-06-26): Received 442 completion report. Exception cleared.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837899	xxxxxx	33677014	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Closing Disclosure Issue Date Not Provided	TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on xxxxxx did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial xxxxxx)	The file contains an incomplete Closing Disclosure with a Closing Date of xxxxxx and no Date Issued. The file does not contain documentation to verify the Closing Disclosure was not provided to the borrower.		Reviewer Comment (2025-07-03): xxxxxx Received LOE for incomplete CD not provided to borrower. Reviewer Comment (2025-06-30): Please provide documentation for the CD with no issue date and cash to close of $156,521.16.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Good Faith Redisclosure	D	B	D	B	C	A	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837899	xxxxxx	33677015	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Reviewer Comment (2025-07-16): xxxxxx received disclosures details for the initial disclosures were sent via by fulfillment and received by borrower on xxxxxx .

Reviewer Comment (2025-07-10): xxxxxx Received LOE; however, provide disclosure tracking in order to verify when initial LE was mailed to borrower. Provide supporting evidence when LE was mailed.

Reviewer Comment (2025-06-30): The consumer went through the eConsent process on xxxxxx , the consumer acknowledged the receipt of the LE on xxxxxx . But the loan application date was xxxxxx . In the event the consumer had not provided eConsent by xxxxxx , then the lender should have sent the consumer the Loan Estimate through another means in accordance with the official interpretation reflected in Comment 19(e)(1)(iv)-2.  Provide proof borrower was sent Initial LE via other means than electronic delivery, as the e-consent was over 3 business days and acknowledged over 3 business days.  The LE would not have been provided electronically if borrower had not e-consented with the 3 business days after application.
															07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837899	xxxxxx	33677019	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2025-07-03): xxxxxx Received LOE for incomplete CD not provided to borrower. Reviewer Comment (2025-06-30): Documents ID 290 is incomplete. If the CD is not provided to the borrower, please provide Letter of Attestation indicating the document ID 290 was never provided to the borrower and xxxxxx will review for re-testing.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	B	C	A	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837899	xxxxxx	33677035	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,469.20 exceeds tolerance of $3,244.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2025-07-03): xxxxxx Received revised CD dated xxxxxx along with valid COC. Reviewer Comment (2025-06-30): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was increased as loan locked on xxxxxx In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837899	xxxxxx	33677036	xxxxxx	06/20/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Cure nor valid COC provided		Reviewer Comment (2025-07-03): xxxxxx Received valid COC dated xxxxxx Reviewer Comment (2025-06-30): xxxxxx no COC document received for addition of appraisal re-inspection fee on LE dated xxxxxx . A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837899	xxxxxx	33678593	xxxxxx	06/20/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided	Debt Monitoring. An Undisclosed Debt Monitoring (UDM) report is required and dated no more than 10 days prior to closing date. Fraud Report with UDM is dated xxxxxx which is > 10 days prior to closing.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-23): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-17): Requested documented was not provided. Provide Undisclosed Debt Monitoring (UDM) report is required and dated no more than 10 days prior to closing date. Fraud Report with UDM is dated xxxxxx which is > 10 days prior to closing. Exception remains.

Reviewer Comment (2025-07-14): Fraud Report with UDM is dated xxxxxx which is > 10 days prior to closing. Provide An Undisclosed Debt Monitoring (UDM) report is required and dated no more than 10 days prior to closing date. Exception remains.

Reviewer Comment (2025-07-11): Requested document was not provided. Provide UDM report dated no more than 10 days prior to closing date. Exception remains.
																	07/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837899	xxxxxx	33710062	xxxxxx	06/20/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		VOR completed by a Private Party must have most recent 6 months proof of payments (e.g. cancelled checks, ACH payments, bank transfers/wires). xxxxxx is not a property management company.		Reviewer Comment (2025-07-17): Received corrected VOR. Exception cleared.	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837899	xxxxxx	33710153	xxxxxx	06/20/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Per guidelines for the P&L program, the CPA/Licensed Tax Preparer must attest that they have audited the business financial statements or reviewed working papers provided by the borrower. The preparer only states they reviewed the business tax returns.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-27): Client elects to waive with verified compensation factors			06/27/2025	2	C	B	C	B	C	B	C	B	D	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836570	xxxxxx	33706774	xxxxxx	06/20/2025	Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines		Borrower has < 3 credit scores therefore requires 2 open and active tradelines reporting for 24 months or 3 open and active tradeline reporting for 12 months. Borrower has 2 tradelines; 1 open and active for 18 months on the other open and active for 25 months. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-19): Client elects to waive with verified compensation factors			06/19/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	836570	xxxxxx	33706946	xxxxxx	06/20/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Schedule B, Part 1, # 9: Release or satisfaction of Claim of Lien in favor of xxxxxx is required.		Reviewer Comment (2025-06-23): Updated title commitment version 3 provided removing lien.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835398	xxxxxx	33670938	xxxxxx	06/20/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.89 is less than Guideline PITIA months reserves of 2.00.	Invoices for paid POCB fees not provided (HOI $1,352).		Reviewer Comment (2025-06-24): Paid invoice provided for HOI	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	835398	xxxxxx	33674426	xxxxxx	06/20/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the corrected 1003. Borrower is a xxxxxx citizen vs. Non-Perm Resident per xxxxxx passport in file.		Reviewer Comment (2025-06-24): Received corrected 1003. Exception cleared.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	833594	xxxxxx	33676635	xxxxxx	06/20/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-06-24): Received Credit Comparison Report dated xxxxxx . Exception cleared.	06/24/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833594	xxxxxx	33676636	xxxxxx	06/20/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-03): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-03): The GA provided was executed post-close. Per guidelines, must be executed at closing. Investor can elect to waive with verified compensation factors.			07/03/2025	2	D	B	D	B	D	B	N/A	N/A	D	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833594	xxxxxx	33676674	xxxxxx	06/20/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Please provide evidence of the new HELOC payment for the property on xxxxxx.		Reviewer Comment (2025-06-26): Received First Payment Letter and Note to verify the mortgage payment. Exception cleared. Reviewer Comment (2025-06-24): Received HUD-1, Approval and Lender Loan Information section of 1003. However the document does not list the mortgage payment. Therefore provide HELOC agreement and First payment letter to verify the mortgage payment. Exception remains.	06/26/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838774	xxxxxx	33680778	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-06-27): Client elects to waive Loan is HPML Compliant			06/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838774	xxxxxx	33680794	xxxxxx	06/23/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		An LOE was provided for the gift letter which is not acceptable. Provide the fully completed gift letter with all pertinant information and signed by borrower and donor. Further, the amounts listed on the LOE are not correct. Wires in file total $48,500 ($20,000, $21,500 and $7,000). The LOE's reflect a total of $105,000 ($30,000, $50,000 & $25,000).		Reviewer Comment (2025-06-26): Updated letters provided and guidelines allow LOE as long as it contains all information listed.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838774	xxxxxx	33680894	xxxxxx	06/23/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.93 is less than Guideline PITIA months reserves of 6.00.	Insufficient reserves.		Reviewer Comment (2025-06-27): Additional assets and evidence of ownership from the bank provided.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838774	xxxxxx	33680914	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-06-27): Additional assets and evidence of ownership from the bank provided	06/27/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838774	xxxxxx	33680915	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-06-27): Additional assets and evidence of ownership from the bank provided	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838777	xxxxxx	33717933	xxxxxx	06/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller xxxxxx signing on behalf of xxxxxx not provided.		Reviewer Comment (2025-06-26): Received updated fraud report. Fraud and OFAC search run on the seller. Exception cleared.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838777	xxxxxx	33718101	xxxxxx	06/23/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title policy and supplement reflect city as xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-09): Client elects to waive with verified compensation factors Reviewer Comment (2025-06-26): The attached is not sufficient. All addresses must match.			07/09/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837723	xxxxxx	33686361	xxxxxx	06/23/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-06-26): Received Hazard Insurance. Exception cleared. Reviewer Comment (2025-06-24): The policy provided does not reflect a premium amount.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837723	xxxxxx	33695280	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.61720% or Final Disclosure APR of 9.61000% is equal to or greater than the threshold of APOR 6.80% + 1.5%, or 8.30000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2025-06-25): Delivery provided Reviewer Comment (2025-06-24): The document is not executed. The document states acknowledgment is based on below signing. Provide the signed disclosure or other means of how the appraisal was delivered.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837723	xxxxxx	33695281	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2025-06-25): Delivery provided Reviewer Comment (2025-06-24): The signatures on the LOE do not match the borrower's signatures in file. Reviewer Comment (2025-06-24): The document is not executed. The document states acknowledgment is based on below signing. Provide the signed disclosure or other means of how the appraisal was delivered.	06/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837723	xxxxxx	33695282	xxxxxx	06/23/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,691.50 exceeds tolerance of $1,536.00 plus 10% or $1,689.60. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	837723	xxxxxx	33716371	xxxxxx	06/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided	Loan is currently vested in a trust prior to transfer. Provided the Trust Agreement.	Reviewer Comment (2025-07-28): Recission provided for Trustee / Settlor of Trust deeded off after closing. LOE and executed RTC forms provided with a new 3 day rescission period. Borrower's had no ownership interest in the Trust.

Reviewer Comment (2025-07-23): Yes, a rescission period can still be offered to the affected parties (owners of the Trust / Trustee. The lender will need to deliver the RTC forms giving a new 3 day rescission period to the affected parties (owner of the trust / trustee) and provide a detailed LOE to affected parties. Please note, recission starts the day the parties receive the new RTC form. Evidence of delivery and receipt will be required.

Reviewer Comment (2025-07-23): Received LOE from title and updated title policy. The court agreement was between xxxxxx. If xxxxxx signed away his interest to the Trust in which he has no ownership in per Seller's comments and  title LOE, then the owner of the Trust should have been granted a rescission period as they were not deeded off until after closing.

Reviewer Comment (2025-07-15): This is a refinance of a primary residence. The borrowers are xxxxxx. The Trust Cert provided reflects xxxxxx as the trustee and settlor of the Trust. The LOE from the borrower states as part of a court order she is paying xxxxxx $80K as part of a property settlement. I am not seeing any ties to xxxxxx for this Trust. On refinances, if parties are not vested off prior to or at closing, rescission needs to be offered to that party. As part of a court order, this can be taken into consideration as an exception to the rule but we need to know that xxxxxx is the beneficiary of the Trust or need something tying him to that Trust.

Reviewer Comment (2025-07-15): Received Trust agreement, however, Quit-Claim Deed is dated post closing. Please provide deed dated prior to closing. Exception remains.

Reviewer Comment (2025-07-10): Received updated Title and Quit-claim deed. Quit-claim deed is dated post closing. Provide Trust Agreement for The xxxxxx Dated xxxxxx, since the property is transferred from trust to individual. Exception remains.

Reviewer Comment (2025-06-24): The QC deed provided was the same document in file at time of review. The loan was vested in a trust prior to transfer and the deed is dated post-close on a refinance transaction. The trust is required to determine ownership A court order was for ex-spouse xxxxxx to be paid off and property deeded/awarded to our borrower but ex-spouse, per title, deeded property out of his name on xxxxxx into a Trust.
															07/28/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837723	xxxxxx	33716380	xxxxxx	06/23/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		Per the borrower's LOE, plans to use part of proceeds to pay off ex-husband via a court order. Also, order noted on item #13 of title. Provide the divorce decree and court order.		Reviewer Comment (2025-06-24): Divorce decree provided	06/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839981	xxxxxx	33685999	xxxxxx	06/24/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $325,490.75 is less than Cash From Borrower $325,973.49.	Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD.	Reviewer Comment (2025-06-30): Appraisal invoice and HOA due paid invoices provided to cover short to close. Final Closing statement reflects a reduction in cash to close. One additional deposit refunded at closing.

Reviewer Comment (2025-06-30): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $324,685.75 is less than Cash From Borrower $325,973.49.

Reviewer Comment (2025-06-27): The Final Closing Statement reflect two EMD for $1,000. However, only 1 EMD was verified which was the gift from xxxxxx. Where did the other $1,000 come from? Per Final Closing Statement $1,000 EMD + $1,000 EMD + $48,685.75 additional deposit, + $275,000 Gift of Equity + $545 POCB appraisal - $257.26 Cash back at closing =$325,973.49 Total funds to close.

Reviewer Comment (2025-06-26): The final settlement statement is not stamped certified. Also, the closing statement supports a reduction in cash to close, however reflects the borrower needed $326,794.49 to close which is still short. Reserves verified are $324,685.75. Short $2,108.74. It is not just the bottom dollar that is taken. The borrower had EMD, additional deposits, a gift of equity and POCB fees which are all included in the cash to close.
															06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839981	xxxxxx	33723932	xxxxxx	06/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is a For Sale By Owner. Per guidelines, For-Sale-By-Owner (FSBO) transactions must be arms-length. Transaction is Non-Arms length between family members.		Reviewer Comment (2025-07-07): A corrected full appraisal was provided. Reviewer Comment (2025-06-26): Please have the appraisal updated as the appraiser on page 1 states he only viewed escrow instructions for the purchase transaction and the property is a for sale by owner transaction.	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839981	xxxxxx	33724032	xxxxxx	06/24/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	HO6: Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2025-06-27): Final stamped settlement statement provided with disbursement date of xxxxxx Reviewer Comment (2025-06-26): The settlement statement is not stamped certified.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839981	xxxxxx	33805942	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $687,785.83 is over disclosed by $145.00 compared to the calculated Amount Financed of $687,640.83 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	POCB provided which reflects an appraisal management fee post review.	Reviewer Comment (2025-07-11): xxxxxx received LOA

Reviewer Comment (2025-07-07): Appraisal management company fee is excludable from finance charges if it is primarily for services related to items listed in 1026.4(c)(7) such as the cost of verifying or confirming information connected to the appraisal.  Otherwise, if AMC is for services that are not excludable under 4c7, it would be considered a finance charge. If the AMC’s fee is primarily for verifying or confirming information connected to the appraisal, please provide an attestation indicating such.  Attestation can be a general attestation for lender and AMC used which can then be included in file and deal docs for use on future files with same lender and AMC
															07/11/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839981	xxxxxx	33805943	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,599,236.34 is under disclosed by $145.00 compared to the calculated Finance Charge of $1,599,381.34 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	POCB provided which reflects an appraisal management fee post review.		Reviewer Comment (2025-07-11): xxxxxx received LOA	07/11/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838509	xxxxxx	33698392	xxxxxx	06/24/2025	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone.			Reviewer Comment (2025-06-22): Client elects to waive			06/22/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838509	xxxxxx	33698393	xxxxxx	06/24/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The provided VVOE in file is dated post-close. Per the guidelines, a verbal VOE should be dated no more than 10 calendar days prior to Note date or a paystub provided within 30 days prior to closing.		Reviewer Comment (2025-06-30): VVOE dated within 10 days prior to closing provided Reviewer Comment (2025-06-26): The same VVOE was provided that was in file at time of review. Please review the original condition. The provided VVOE in file is dated post-close. Per the guidelines, a verbal VOE should be dated no more than 10 calendar days prior to Note date or a paystub provided within 30 days prior to closing.	06/30/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838509	xxxxxx	33698394	xxxxxx	06/24/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx)	The provided VVOE in file is dated post-close. Per the guidelines, a verbal VOE should be dated no more than 10 calendar days prior to Note date or a paystub provided within 30 days prior to closing.		Reviewer Comment (2025-06-30): VVOE dated within 10 days prior to closing provided Reviewer Comment (2025-06-26): The same VVOE was provided that was in file at time of review. Please review the original condition. The provided VVOE in file is dated post-close. Per the guidelines, a verbal VOE should be dated no more than 10 calendar days prior to Note date or a paystub provided within 30 days prior to closing.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838509	xxxxxx	33698395	xxxxxx	06/24/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The provided VVOE in file is dated post-close. Per the guidelines, a verbal VOE should be dated no more than 10 calendar days prior to Note date or a paystub provided within 30 days prior to closing.		Reviewer Comment (2025-06-30): VVOE dated within 10 days prior to closing provided Reviewer Comment (2025-06-26): The same VVOE was provided that was in file at time of review. Please review the original condition. The provided VVOE in file is dated post-close. Per the guidelines, a verbal VOE should be dated no more than 10 calendar days prior to Note date or a paystub provided within 30 days prior to closing.	06/30/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838509	xxxxxx	33699276	xxxxxx	06/24/2025	Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date xxxxxx , Note Date xxxxxx	Flood Insurance Policy Effective Date xxxxxx vs Note Date xxxxxx . The Flood Insurance policy effective date is after the note date.		Reviewer Comment (2025-07-08): Updated flood insurance provided effective at closing	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839451	xxxxxx	33723687	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The Occupancy Certificate does not have the Refinance Only box checked.		Reviewer Comment (2025-06-27): Updated cert provided	06/27/2025			1	C	A	C	A	C	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839451	xxxxxx	33723807	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-23): Client elects to waive			06/23/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836869	xxxxxx	33696932	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2025-06-26): Final 1003 provided	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836869	xxxxxx	33698397	xxxxxx	06/24/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence the property is free and clear.	Reviewer Comment (2025-06-30): Received Property History Report to verify no new transaction was done after the purchase of the property, received HUD-1 and bank statement to verify property was purchased on cash. Exception cleared.

Reviewer Comment (2025-06-26): No new document was received. Please provide Property History Report to verify if no mortgage was taken after the purchase of the property. Exception remains.

Reviewer Comment (2025-06-26): Received HUD-1 for REO property, however, please provide Property History Report to verify if no mortgage was taken after the purchase of the property. Exception remains.
															06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836869	xxxxxx	33704771	xxxxxx	06/24/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE. The agent is verifying the replacement cost up to xxxxxx (which is known from the dwelling coverage) is not acceptable.		Reviewer Comment (2025-06-27): Per client email, xxxxxx Wholesale has a subscription for a Replacement Cost Estimator tool to meet criteria and validate minimum dwelling coverage is met. Seems this is crossing over to xxxxxx if there is a miss, which is fine. The updated language in the Property Insurance section most definitely allows a Replacement Cost Estimator to be generated and used by xxxxxx when the need arises. RCE provided. Reviewer Comment (2025-06-26): The RCE provided reflects it was prepared by someone at the investor. This must come from the agent.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836869	xxxxxx	33720600	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Please provide business purpose certificate.		Reviewer Comment (2025-07-11): BP cert provided	07/11/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	836869	xxxxxx	33720601	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Document in file is not executed.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-11): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-10): The GA provided is executed post-close. Per guidelines, must be executed at closing.			07/11/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	834440	xxxxxx	33710313	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided	Reviewer Comment (2025-07-03): Articles provided

Reviewer Comment (2025-07-01): As previously noted on 6/27, the Operating Agreement is not the filed Articles of Organization/Formation. Per section 2.3.7.2.2 Entity Document requirements, bullet point one "Entity articles of organization or partnership (or equivalent) required in addition to Entity documents that included a list of members/manages and ownership %. There is a concurrent loan for this same LLC that had the Articles provided. Upload to this file for clearance.

Reviewer Comment (2025-06-27): The document on 1560-1574 is not the Articles of Org but the Company Agreement which is an Operating Agreement. Filed Articles of Org/Formation are required per guidelines.
															07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	834440	xxxxxx	33710318	xxxxxx	06/24/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Reflects a different lender		Reviewer Comment (2025-07-01): Updated HOI provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	834440	xxxxxx	33718446	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Document in file is not for the Borrowing Entity.		Reviewer Comment (2025-07-02): Received Franchise Tax Account Status to verify business is in good standing. Exception cleared. Reviewer Comment (2025-06-27): The document does not have a pull date. Must be within 120 days of closing.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838119	xxxxxx	33714233	xxxxxx	06/24/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for borrower's primary residence does not appear on credit report. The Cert of Title reflects a lien was perfected on xxxxxx and coupon in file with xxxxxx for xxxxxx principal balance . Provide proof of borrower’s payment for the most recent 12 months.		Reviewer Comment (2025-07-01): Received proof of borrower’s payment for the most recent 12 months. Exception cleared.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	838119	xxxxxx	33718664	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate Settlement Statement only in file.		Reviewer Comment (2025-06-26): Final stamped settlement statement provided Reviewer Comment (2025-06-25): The same document was provided that was in file at time of review. Document is an estimate.	06/26/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	838119	xxxxxx	33718666	xxxxxx	06/24/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The Final 1003 reflects xxxxxx as the borrower's primary residence on page 1, however REO section reflects investment and lot xxxxxx.		Reviewer Comment (2025-07-01): Updated 1003 provided	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	840042	xxxxxx	33724525	xxxxxx	06/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Title reflects second half of taxes were due xxxxxx and are now delinquent. Taxes were not paid through closing.		Reviewer Comment (2025-06-29): Tax cert provided reflecting taxes paid	06/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840042	xxxxxx	33724535	xxxxxx	06/24/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided	Master blanket policy with building coverage not provided. Policy in file is Cert of Liability only.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-23): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-16): The UW cert is not acceptable. The guidelines require the actual building dwelling amount to be provided to ensure adequate coverage. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-08): The document provided reflects it is for the premises located at xxxxxx which is not the subject property as well as the policy still does not reflect building coverage. This is the dec page to the Cert of Liability.

Reviewer Comment (2025-07-02): Received same master blanket policy which was already in file. Exception remains.
																	07/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838301	xxxxxx	33706677	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-24): Client elects to waive			06/24/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838301	xxxxxx	33706703	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $2,277,607.83 is under disclosed by $100.00 compared to the calculated total of payments of $2,277,707.83 which exceeds the $35.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $2,277,607.83 is under disclosed by $100.00 compared to the calculated total of payments of $2,277,707.83.	Reviewer Comment (2025-07-09): xxxxxx received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-07-07): xxxxxx received LOE, copy of refund check, PCCD, and proof of delivery for refund. Missing re-opened rescission for all consumers with proof of delivery. Transaction date must remain the same as loan transaction date and right to cancel expiration must be at least 3 business days after new signature/delivery date.

Reviewer Comment (2025-06-30): Package has not been received by courier.  Follow up date set for 7/1.
																07/09/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838301	xxxxxx	33733307	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	COC just states fee was added due to UW request. Additional information is required to determine if COC is valid.		Reviewer Comment (2025-06-27): xxxxxx received detailed COC dated xxxxxx .	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838481	xxxxxx	33707585	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $1,050,642.02 is over disclosed by $771.64 compared to the calculated Amount Financed of $1,049,870.38 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $1,050,642.02 is over disclosed by $771.64 compared to the calculated Amount Financed of $1,049,870.38		Reviewer Comment (2025-07-09): xxxxxx received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2025-06-27): xxxxxx received copy of cure check, which is satisfactory. However, cure still requires PCCD, LOE, reopening of RTC and proof of delivery. Further, This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure; and the RTC must allow the borrower three days to cancel the transaction from date of delivery.		07/09/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838481	xxxxxx	33707586	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,772,338.05 is under disclosed by $61.90 compared to the calculated Finance Charge of $1,772,399.95 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $1,772,338.05 is under disclosed by $61.90 compared to the calculated Finance Charge of $1,772,399.95		Reviewer Comment (2025-07-09): xxxxxx received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2025-06-27): xxxxxx received copy of cure check, which is satisfactory. However, cure still requires PCCD, LOE, reopening of RTC and proof of delivery. Further, This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure; and the RTC must allow the borrower three days to cancel the transaction from date of delivery.		07/09/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838481	xxxxxx	33707587	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $2,856,513.05 is under disclosed by $95.40 compared to the calculated total of payments of $2,856,608.45 which exceeds the $35.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $2,856,513.05 is under disclosed by $95.40 compared to the calculated total of payments of $2,856,608.45		Reviewer Comment (2025-07-10): xxxxxx received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission. Reviewer Comment (2025-06-27): xxxxxx received copy of cure check, which is satisfactory. However, cure still requires PCCD, LOE, reopening of RTC and proof of delivery. Further, This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure; and the RTC must allow the borrower three days to cancel the transaction from date of delivery.		07/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	837571	xxxxxx	33709752	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-06-27): xxxxxx received xxxxxx CD, received 3 business days prior to consummation.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837571	xxxxxx	33726081	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $610.00. Insufficient or no cure was provided to the borrower. (7506)	Valid COC nor cure provided. The COC just states that the fee increased without a reasoning.		Reviewer Comment (2025-07-09): xxxxxx received a valid COC.	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838848	xxxxxx	33709470	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2025-07-11): Senior lien Note provided	07/11/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838848	xxxxxx	33709525	xxxxxx	06/25/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-07-02): Received LOX to verify no insurance on the property. Exception cleared. Reviewer Comment (2025-06-26): In the event a property is not free and clear does not mean the borrower does not hold insurance. Provide the LOE from the borrower that they have no insurance on the property or provide the HOI.	07/02/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838848	xxxxxx	33732290	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-24): Client elects to waive			06/24/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838848	xxxxxx	33732291	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	Borrower: xxxxxx	The subject transaction is refinance transaction for a primary residence, however, the Declarations 5a section was marked as 'No' to will you occupy as a primary. Provide corrected 1003 to reflect appropriate answers for section 5a. A.		Reviewer Comment (2025-06-26): Updated 1003 provided	06/26/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840053	xxxxxx	33710381	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2025-06-27): Articles provided with xxxxxx changed to xxxxxx. Cert of Authority also provided. Reviewer Comment (2025-06-26): Application for Cert of Authority and approval provided for the State of xxxxxx for Entity. It is not known where the Entity was formed as the OA is missing. Need the filed Articles from the State the Entity was formed.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	840053	xxxxxx	33714462	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on seller, xxxxxx, signer for xxxxxx.		Reviewer Comment (2025-06-27): Received Fraud and OFAC searches run on seller, xxxxxx, signer for xxxxxx. Exception cleared.	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	840053	xxxxxx	33725010	xxxxxx	06/25/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the updated 1003. Borrower rents the current primary and rented the previous primary. Borrower is 100% owner of the LLC that is paying the rent.		Reviewer Comment (2025-06-26): Updated 1003 provided	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	840053	xxxxxx	33725011	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided				Reviewer Comment (2025-06-27): Articles provided with xxxxxx changed to xxxxxx. OA for xxxxxx in file. Reviewer Comment (2025-06-26): The OA provided is not for the borrowing entity	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	840053	xxxxxx	33725014	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Employer Identification Number (EIN) not provided				Reviewer Comment (2025-06-27): Articles provided with xxxxxx changed to xxxxxx. EIN for xxxxxx in file. Reviewer Comment (2025-06-26): The EIN provided is not for the Borrowing Entity	06/27/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838572	xxxxxx	33684345	xxxxxx	06/06/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Background Check not provided		Missing fraud reports for both guarantors.		Reviewer Comment (2025-06-09): Fraud report in file, exception cleared.	06/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838438	xxxxxx	33715448	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	The Final CD reflects a disbursement date of xxxxxx however the loan did not close until xxxxxx and the rescission expiration date on the RTC is xxxxxx If the closing and disbursement date on the Final CD is incorrect, provide the corrected PC-CD and final stamped settlement statement to support.		Reviewer Comment (2025-06-29): Final stamped settlement statement provided updating disbursement date. Rescission requirements met. Reviewer Comment (2025-06-26): Received the PC-CD, however pending receipt of the final stamped settlement statement from title to support.	06/29/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	A	C	A	A	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838438	xxxxxx	33716040	xxxxxx	06/25/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-27): Supplement provided	06/27/2025			1	B	A	B	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	A	A	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838438	xxxxxx	33804201	xxxxxx	06/29/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-29): The client elects to waive. The LTV is calculated from two AVM values and meets guideline requirements			06/29/2025	2		A		A		A	N/A	N/A		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	A	A	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	837777	xxxxxx	33720064	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-24): Client elects to waive			06/24/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837777	xxxxxx	33720066	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	File does not contains a copy of Initial CD. An Initial CD must be issued to borrower at least 3 business days prior to closing.		Reviewer Comment (2025-06-27): xxxxxx received initial CD dated xxxxxx	06/27/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	837777	xxxxxx	33720067	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-06-26): Received Approval. Exception cleared.	06/26/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839505	xxxxxx	33724523	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided	Reviewer Comment (2025-07-01): Per client, accepting Sale Escrow instructions as purchase contract. Requested clearance.

Reviewer Comment (2025-06-29): The document provided is not a purchase contract. It was created by the title company and is a form of escrow instructions as indicated on page 1 of the verbiage. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-06-26): Escrow instructions are not acceptable. The guidelines only allow escrow instructions for xxxxxx. If a purchase contact was not obtained, investor will need to consider waiving with verified compensation factors.
															07/01/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	839505	xxxxxx	33724529	xxxxxx	06/25/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $30,664.21 is less than Cash From Borrower $145,142.15.	Wire dated 6/6 cannot be used as it is post close (D0118) & C/O closing statement dated 6/6 cannot be used as it is post close (D0105). Provide the estimated closing statement for the property on xxxxxx will need to be provided dated at or prior to closing to utilize funds.		Reviewer Comment (2025-06-26): Estimated settlement statement provided along with supporting closing and transfer documents	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	839505	xxxxxx	33724542	xxxxxx	06/25/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Wire dated 6/6 cannot be used as it is post close (D0118) & C/O closing statement dated 6/6 cannot be used as it is post close (D0105). Provide the estimated closing statement for the property on xxxxxx will need to be provided dated at or prior to closing to utilize funds.		Reviewer Comment (2025-06-26): Estimated settlement statement provided along with supporting closing and transfer documents	06/26/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	837912	xxxxxx	33719576	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $850.00. Insufficient or no cure was provided to the borrower. (7506)	Provided COC in file does not state a valid reason for the change in appraisal fee.		Reviewer Comment (2025-07-10): xxxxxx received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2025-06-30): "xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the Appraisal fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. "		07/10/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838446	xxxxxx	33718949	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,139.08 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2025-07-02): xxxxxx received COC dated xxxxxx . Reviewer Comment (2025-06-30): "xxxxxx received Changed Circumstance dated xxxxxx pricing change; however, need additional information why pricing change. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check. "	07/02/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838446	xxxxxx	33718950	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.00 exceeds tolerance of $59.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2025-06-30): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	06/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838446	xxxxxx	33719017	xxxxxx	06/25/2025	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. AVM provided. The supporting secondary valuation is missing. Sec ID: 53	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-06-27): Secondary AVM provided	06/27/2025			1	D	A	A	A	N/A	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838446	xxxxxx	33719027	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Refinance only is not checked on occupancy certificate.		Reviewer Comment (2025-06-27): Updated initialed occupancy cert provided	06/27/2025			1	C	A	C	A	C	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838446	xxxxxx	33799552	xxxxxx	06/27/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-06-27): The client elects to waive. The LTV is calculated from two AVM values and meets guideline requirements			06/27/2025	2		A		A		A	N/A	N/A		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838446	xxxxxx	33821899	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-07-02): Sufficient Cure Provided At Closing		07/02/2025		1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	A	C	A	D	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838673	xxxxxx	33720019	xxxxxx	06/25/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-06-27): FTP provided	06/27/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838673	xxxxxx	33720021	xxxxxx	06/25/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-06-27): FTP provided	06/27/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838673	xxxxxx	33731288	xxxxxx	06/25/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 53.02434% exceeds Guideline total debt ratio of 50.00000%.	DTI exceeds guidelines. The lender did not use rental income to qualify on the 1003. Further, Unit xxxxxx is OO, Unit xxxxxx is Family Occ, and Unit xxxxxx is STR in which STR ledger for 12 months nor receipt were provided and required per guidelines.		Reviewer Comment (2025-07-03): See investor exception allowing the xxxxxx report to qualify income. DTI is within guidelines now. Reviewer Comment (2025-06-30): The documents provided were in file at time of review. Both businesses were not lumped together for 24 months of review. Business account xxxxxx and Audit income is $31,805.43 and xxxxxx is $18,236.95. Both are separate and for 12 months.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838673	xxxxxx	33731304	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI exceeds guidelines. The lender did not use rental income to qualify on the 1003. Further, Unit xxxxxx is OO, Unit xxxxxx is Family Occ, and Unit xxxxxx is STR in which STR ledger for 12 months nor receipt were provided and required per guidelines.		Reviewer Comment (2025-07-03): See investor exception allowing the xxxxxx report to qualify income. DTI is within guidelines now. Reviewer Comment (2025-06-30): The documents provided were in file at time of review. Both businesses were not lumped together for 24 months of review. Business account xxxxxx and Audit income is $31,805.43 and xxxxxx is $18,236.95. Both are separate and for 12 months.	07/03/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838673	xxxxxx	33731305	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI exceeds guidelines. The lender did not use rental income to qualify on the 1003. Further, Unit xxxxxx is OO, Unit xxxxxx is Family Occ, and Unit xxxxxx is STR in which STR ledger for 12 months nor receipt were provided and required per guidelines.		Reviewer Comment (2025-07-03): See investor exception allowing the xxxxxx report to qualify income. DTI is within guidelines now. Reviewer Comment (2025-06-30): The documents provided were in file at time of review. Both businesses were not lumped together for 24 months of review. Business account xxxxxx and Audit income is $31,805.43 and xxxxxx is $18,236.95. Both are separate and for 12 months.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838673	xxxxxx	33731306	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.02434% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceeds guidelines. The lender did not use rental income to qualify on the 1003. Further, Unit xxxxxx is OO, Unit xxxxxx is Family Occ, and Unit xxxxxx is STR in which STR ledger for 12 months nor receipt were provided and required per guidelines.		Reviewer Comment (2025-07-03): See investor exception allowing the xxxxxx report to qualify income. DTI is within guidelines now. Reviewer Comment (2025-06-30): The documents provided were in file at time of review. Both businesses were not lumped together for 24 months of review. Business account xxxxxx and Audit income is $31,805.43 and xxxxxx is $18,236.95. Both are separate and for 12 months.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838673	xxxxxx	33731308	xxxxxx	06/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	COC just states fee was added. Does not reflect a reason why the fee was added.	Reviewer Comment (2025-07-18): xxxxxx received valid COC dated xxxxxx

Reviewer Comment (2025-07-16): xxxxxx Received COC states SSR provided no score on xxxxxx ; however, file is missing SSR report. Provide SSR report along with supporting document evidencing when lender become aware of no score on SSR or provide Cure Docs. Cure Docs Consists of PCCD, LOE, Refund Check and proof of Mailing.

Reviewer Comment (2025-07-14): xxxxxx received rebuttal, however we require sufficient information for on what additional information regarding subject property was obtained that required appraisal review fee. Please provide additional information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-07-10): xxxxxx received rebuttal, however fee added on LE dated xxxxxx , and COC dated xxxxxx available in file but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-07-07): xxxxxx received COC dated xxxxxx .However, we would require a valid COC for the fee added on LE dated xxxxxx for $90. Kindly provide a valid detailed COC for the fee added or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Reviewer Comment (2025-06-30): xxxxxx: provided COC dated xxxxxx indicates that Loan type or Loan program changed. Changed circumstance is missing additional information and file documentation to confirm if a valid changed circumstance. Changing programs are not considered valid changed circumstances in and of themselves, however, a change in fees due to the selection of a new program based on ineligibility for prior loan programs or terms may be valid changed circumstances. If it can be demonstrated the change in program resulted from borrower ineligibility the xxxxxx Desk Review was now required, the COC would be valid. Please provide additional information to support the program change now adds the fees due to prior program ineligibility or Cure is required to borrower. If there was an additional reason the fees increased, we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.
															07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838673	xxxxxx	33731789	xxxxxx	06/25/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Loan was vested in a trust prior to transfer at closing. Provide the trust agreement to verify ownership.		Reviewer Comment (2025-06-30): Received Trust Agreement. Exception cleared.	06/30/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838673	xxxxxx	33838320	xxxxxx	07/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception allowing use of the xxxxxx report for Unit xxxxxx of subject property at 80% to qualify the income. Appraiser noted Unit xxxxxx is STR.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-07-08): Client elects to waive with verified compensation factors			07/08/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840664	xxxxxx	33724461	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.		Reviewer Comment (2025-06-26): Client elects to waive			06/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840664	xxxxxx	33724570	xxxxxx	06/27/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.63 is less than Guideline PITIA months reserves of 4.00.	Reviewer Comment (2025-07-03): Final stamped settlement statement provided reflecting a reduction in cash to close. Borrower now has sufficient reserves.

Reviewer Comment (2025-07-02): The guidelines do not say cash back at closing can be used on purchases. Further, as noted previously, the final CD does not reflect a reduction in cash to close but the PC-CD does which is a lender granted document. The final stamped settlement statement from title must be provided to support.

Reviewer Comment (2025-07-01): This is a purchase transaction. PC-CD reflects cash back at closing. There is no final stamped settlement statement to support. Cash back at closing cannot be used for reserves as it already included in the final closing. If the PC-CD is accurate reflecting a reduction in cash to close, then provide the final stamped settlement statement to support.
															07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840664	xxxxxx	33787925	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	Flood	Flood Insurance Escrow - Flood not Escrowed for Property in Flood Zone	Loan originated post xxxxxx, the subject property is in a flood zone, flood insurance is not escrowed.	Final CD reflects HOI escrowed. PC-CD reflects flood insurance escrowed, however there is no final settlement statement to support.		Reviewer Comment (2025-06-26): Client elects to waive			06/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840664	xxxxxx	33787926	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature. SOS in file is from xxxxxx. Need previous license or LOE from borrower on no licensing required from Schedule C.	Reviewer Comment (2025-07-11): Updated No License/Nature of Business to include previous Schedule C job provided

Reviewer Comment (2025-07-03): As noted previously, this is for the current business which has a license per the SOS but is < 2 years old. The condition is for the previous Schedule C business that needs verification if a business license is required.

Reviewer Comment (2025-07-01): The condition cannot be waived and documentation was not provided. Please review the original condition.The LOE is in reference to the current business which has an SOS license as of xxxxxx which is < 2 years. The LOE does not address the previous Schedule C business nor if a license was required as well as a license was also not provided for the Schedule C business.
															07/11/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840664	xxxxxx	33787927	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature. SOS in file is from xxxxxx. Need previous license or LOE from borrower on no licensing required from Schedule C.	Reviewer Comment (2025-07-11): Updated No License/Nature of Business to include previous Schedule C job provided

Reviewer Comment (2025-07-03): As noted previously, this is for the current business which has a license per the SOS but is < 2 years old. The condition is for the previous Schedule C business that needs verification if a business license is required.

Reviewer Comment (2025-07-01): The condition cannot be waived and documentation was not provided. Please review the original condition.The LOE is in reference to the current business which has an SOS license as of xxxxxx which is < 2 years. The LOE does not address the previous Schedule C business nor if a license was required as well as a license was also not provided for the Schedule C business.
															07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840664	xxxxxx	33787996	xxxxxx	06/27/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature. SOS in file is from xxxxxx. Need previous license or LOE from borrower on no licensing required from Schedule C.	Reviewer Comment (2025-07-11): Updated No License/Nature of Business to include previous Schedule C job provided

Reviewer Comment (2025-07-08): The LOE does not state it is for both businesses. The LOE notes only the current business and not the Schedule C which is not one in the same business. Therefore, it cannot be assumed.

Reviewer Comment (2025-07-03): As noted previously, this is for the current business which has a license per the SOS but is < 2 years old. The condition is for the previous Schedule C business that needs verification if a business license is required.

Reviewer Comment (2025-07-01): The condition cannot be waived and documentation was not provided. Please review the original condition.The LOE is in reference to the current business which has an SOS license as of xxxxxx which is < 2 years. The LOE does not address the previous Schedule C business nor if a license was required as well as a license was also not provided for the Schedule C business.
															07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840155	xxxxxx	33727415	xxxxxx	06/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2025-07-01): Received full Fraud Report. Exception cleared.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838004	xxxxxx	33724974	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	The borrower signed the RTC on xxxxxx with an expiration date of xxxxxx, however the loan did not close until xxxxxx 3 days rescission not provided.		Reviewer Comment (2025-07-03): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided Reviewer Comment (2025-07-01): Received corrected RTC forms re-opening rescission both signed (which evidences delivery). Pending receipt of LOE to borrower. Also, condition cannot be cured until after midnight 7/1 which is when new rescission period ends.		07/03/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838004	xxxxxx	33724975	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	No mortgage is being paid through closing. Form H-8 should have been utilized.		Reviewer Comment (2025-07-03): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided Reviewer Comment (2025-07-01): The H-8 form was already provided on xxxxxx Please review comments on xxxxxx Pending receipt of LOE to borrower as well as condition cannot be cured until midnight 7/1. Reviewer Comment (2025-06-30): Received corrected RTC forms re-opening rescission both signed (which evidences delivery). Pending receipt of LOE to borrower. Also, condition cannot be cured until after midnight 7/1 which is when new rescission period ends.		07/03/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838004	xxxxxx	33724976	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The borrower signed the RTC on xxxxxx with an expiration date of xxxxxx, however the loan did not close until xxxxxx 3 days rescission not provided.		Reviewer Comment (2025-07-03): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided Reviewer Comment (2025-07-01): Received corrected RTC forms re-opening rescission both signed (which evidences delivery). Pending receipt of LOE to borrower. Also, condition cannot be cured until after midnight 7/1 which is when new rescission period ends.		07/03/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838004	xxxxxx	33724981	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-07-01): xxxxxx received xxxxxx LE	07/01/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838004	xxxxxx	33819192	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $95,716.17 is over disclosed by $101.74 compared to the calculated Amount Financed of $95,614.43 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	PC-CD received post-review with final closing statement. The Title-Doc Signing fee increased from Final CD to Post-close CD.	Reviewer Comment (2025-07-10): xxxxxx received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-07-10): Finance charge is underdisclosed in the amount of $101.74.  Provided cure and cure documents show a $75 cure.  Because the cure was understated the RTC is no longer valid and needs to be reissued as well. Please provide PCCD, LOE, Copy or additional refund check in the amount of $26.74 , RTC and proof of delivery to cure.

Reviewer Comment (2025-07-07): LOE references prepaid interest, however, under disclosure results from increase in doc signing fee.  Also, as Finance Charge, Amount Financed and TOP are material disclosures, rescission continues to run until accurate material disclosures are received by consumer.  Mailing label indicates cure package is set to be delivered xxxxxx accordingly, please provide borrower with new NORTC with new rescission expiration date at least 3 business days from receipt of new NORTC and provide copy of of new NORTC and proof of receipt to complete cure.
																07/10/2025		2		B		B		B	N/A	N/A		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838004	xxxxxx	33819196	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $210,278.20 is under disclosed by $75.00 compared to the calculated Finance Charge of $210,353.20 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	PC-CD received post-review with final closing statement. The Title-Doc Signing fee increased from Final CD to Post-close CD.	Reviewer Comment (2025-07-10): xxxxxx received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-07-10): Finance charge is underdisclosed in the amount of $101.74.  Provided cure and cure documents show a $75 cure.  Because the cure was understated the RTC is no longer valid and needs to be reissued as well. Please provide PCCD, LOE, Copy or additional refund check in the amount of $26.74 , RTC and proof of delivery to cure.

Reviewer Comment (2025-07-07): LOE references prepaid interest, however, under disclosure results from increase in doc signing fee.  Also, as Finance Charge, Amount Financed and TOP are material disclosures, rescission continues to run until accurate material disclosures are received by consumer.  Mailing label indicates cure package is set to be delivered xxxxxx accordingly, please provide borrower with new NORTC with new rescission expiration date at least 3 business days from receipt of new NORTC and provide copy of of new NORTC and proof of receipt to complete cure.
																07/10/2025		2		B		B		B	N/A	N/A		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838004	xxxxxx	33819197	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $311,113.20 is under disclosed by $75.00 compared to the calculated total of payments of $311,188.20 which exceeds the $35.00 threshold. (Final xxxxxx)	PC-CD received post-review with final closing statement. The Title-Doc Signing fee increased from Final CD to Post-close CD.	Reviewer Comment (2025-07-10): xxxxxx received Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission.

Reviewer Comment (2025-07-10): Finance charge is underdisclosed in the amount of $101.74.  Provided cure and cure documents show a $75 cure.  Because the cure was understated the RTC is no longer valid and needs to be reissued as well. Please provide PCCD, LOE, Copy or additional refund check in the amount of $26.74 , RTC and proof of delivery to cure.

Reviewer Comment (2025-07-07): LOE references prepaid interest, however, under disclosure results from increase in doc signing fee.  Also, as Finance Charge, Amount Financed and TOP are material disclosures, rescission continues to run until accurate material disclosures are received by consumer.  Mailing label indicates cure package is set to be delivered xxxxxx accordingly, please provide borrower with new NORTC with new rescission expiration date at least 3 business days from receipt of new NORTC and provide copy of of new NORTC and proof of receipt to complete cure.
																07/10/2025		2		B		B		B	N/A	N/A		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839625	xxxxxx	33732697	xxxxxx	06/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The approval reflects xxxxxx as a co-borrower and income and assets were utilized to qualify, however, xxxxxx did not sign any of the legal documents in file as an individual or Trustee of the Trusts.		Reviewer Comment (2025-07-08): Per client email, confirmed with our Senior Management and legal team that we are ok with signatures as-is delivered in closing package and not requiring xxxxxx to sign based on xxxxxx is the successor of the trust.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839625	xxxxxx	33765282	xxxxxx	06/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file to allow STR ADU income to qualify on subject property.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-25): Client elects to waive			06/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839625	xxxxxx	33765314	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or xxxxxx)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-06-25): Client elects to waive			06/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839625	xxxxxx	33765326	xxxxxx	06/27/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Title - Notary Fee	Payee reflects TBD		Reviewer Comment (2025-06-25): Client elects to waive			06/25/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840669	xxxxxx	33733390	xxxxxx	06/27/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The DOT reflects married, however the 1003 reflects unmarried. If the 1003 is incorrect, provide the updated 1003. If the DOT is incorrect, provide the corrected DOT, LOE to borrower, evidence of delivery to the borrower and LOI.		Reviewer Comment (2025-07-08): Received corrected 1003. Exception cleared.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838724	xxxxxx	33727665	xxxxxx	06/27/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2025-06-30): Received Business Purpose Certificate. Exception cleared.	06/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838708	xxxxxx	33727944	xxxxxx	06/27/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Subject property mortgage not reporting on credit. Mortgage Statement, Payoff, and VOM provided. Provide the borrower's 6 month pay history.		Reviewer Comment (2025-07-01): Received bank statement to verify 6 months mortgage payments. Exception cleared.	07/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838708	xxxxxx	33762474	xxxxxx	06/27/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership and ownership % in xxxxxx Taxes listed on asset statements.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-06-30): Client elect to waive with verified compensation factors			06/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	840907	xxxxxx	33732730	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2829357)	Taxes, insurance and assessments based on docs in file total xxxxxx/month. The Final CD reflects xxxxxx/month.		Reviewer Comment (2025-06-26): Client elects to waive			06/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840907	xxxxxx	33732731	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2829356)	Taxes, insurance and assessments based on docs in file total xxxxxx/month. The Final CD reflects xxxxxx/month.		Reviewer Comment (2025-06-26): Client elects to waive			06/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840907	xxxxxx	33732732	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $244,770.79 is under disclosed by $588.13 compared to the calculated Finance Charge of $245,358.92 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $244,770.79 is under disclosed by $588.13 compared to the calculated Finance Charge of $245,358.92.		Reviewer Comment (2025-06-26): Client elects to waive			06/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840907	xxxxxx	33732847	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of $500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7742)	Cure nor valid COC provided		Reviewer Comment (2025-06-26): Client elects to waive			06/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840907	xxxxxx	33732900	xxxxxx	06/27/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $406,420.79 is under disclosed by $1,088.13 compared to the calculated total of payments of $407,508.92 which exceeds the $100.00 threshold. (Final xxxxxx)	The disclosed Total of Payments in the amount of $406,420.79 is under disclosed by $1,088.13 compared to the calculated total of payments of $407,508.92		Reviewer Comment (2025-06-26): Client elects to waive			06/26/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840907	xxxxxx	33733004	xxxxxx	06/27/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 94.00000% exceeds Guideline loan to value percentage of 90.00000%.	Max per investor guidelines is 90%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-07-01): Client elects to waive with verified compensation factors			07/01/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840907	xxxxxx	33784792	xxxxxx	06/27/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $15,640.51 is less than Cash From Borrower $15,872.01.			Reviewer Comment (2025-07-02): Paid invoice for POCB appraisal provided Reviewer Comment (2025-07-01): POCB fees are $450 and $642. Neither invoice reflects paid and a balance due therefore cannot include. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838947	xxxxxx	33747944	xxxxxx	06/27/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		GA agreement in file is not executed.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-09): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-08): The docusign was received and dated of signatures noted as xxxxxx Per guidelines, GA needs to be executed at closing. Reviewer Comment (2025-07-03): GA was e-signed. Provide the docusign. Please note, the GA needed to be executed at closing per guidelines. If it was not, an exception will be needed by the investor.			07/09/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838947	xxxxxx	33784478	xxxxxx	06/27/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Final 1003 is missing for both borrowers.		Reviewer Comment (2025-07-03): Final 1003's provided	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838947	xxxxxx	33784515	xxxxxx	06/27/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the business purpose cert		Reviewer Comment (2025-07-07): Received Business purpose Certificate. Exception cleared.	07/07/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	833043	xxxxxx	33737575	xxxxxx	06/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Refinance only is not checked on the occupancy certificate (Doc ID #0261).		Reviewer Comment (2025-07-07): Received corrected occupancy certificate. Exception cleared.	07/07/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	833043	xxxxxx	33797435	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $950.95 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Decreasing the loan amount would not increase/add discount points. Provide a valid COC or cure.		Reviewer Comment (2025-07-08): xxxxxx received COC dated xxxxxx	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833043	xxxxxx	33797436	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $900.00. Insufficient or no cure was provided to the borrower. (7506)	Decreasing the loan amount would not increase the appraisal fee. Provide a valid COC or cure.	Reviewer Comment (2025-07-17): xxxxxx received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-07-16): SituAMC Received CD and LOE; however, provided CD is dated xxxxxx which is same date as Final CD. Corrections should be made on PCCD dated after Final CD. Provide Corrected PCCD and LOE dated after closing.

Reviewer Comment (2025-07-15): xxxxxx received LOE, copy of refund check and proof of mailing however, LOE provided does not provide specific information that cure provided for fee in question. Please provide corrected LOE showing fee name for which the cure was provided or provide corrected PCCD shoving cure under section J.

Reviewer Comment (2025-07-08): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
																07/17/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833043	xxxxxx	33797437	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $225.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower. (75103)	Cure provided on final CD, however due to multiple violations, this will be addressed upon receipt of those.		Reviewer Comment (2025-07-08): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	833043	xxxxxx	33797438	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $484.31 exceeds tolerance of $350.00. Insufficient or no cure was provided to the borrower. (7520)	Cure provided on final CD, however due to multiple violations, this will be addressed upon receipt of those.		Reviewer Comment (2025-07-08): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839914	xxxxxx	33781412	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $5,741.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Cure nor valid COC provided	Reviewer Comment (2025-07-09): xxxxxx received LOX for the bifurcation Transfer tax and recording fees.

Reviewer Comment (2025-07-03): xxxxxx received LOX for rebuttal comment and screenprint of itemization of fees disclosed on LE. But it was unsigned. xxxxxx would require a Lender attestation preferably on letterhead and at a minimum signed by lender's authorized representative and reflecting their name & title along with additional information. Upon receipt of the Lender attestation with additional information noted along with the screen print, xxxxxx can re-review and re-baseline this exception.
															07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Exempt from ATR	Exempt from ATR	Yes	Mortgagor Focused
xxxxxx	839914	xxxxxx	33781413	xxxxxx	06/30/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide Mortgage statement for borrower's current primary residence to determine if the taxes and insurance are escrowed and paid by the third party. Note: If taxes and insurance are not escrowed then those expenses must be included in the DTI. Or provide the purchase contract as property is listed as pending sale on the 1003 REO with all financing contingencies removed.		Reviewer Comment (2025-07-11): Received Mortgage Statement to verify taxes and insurance are escrowed. Exception cleared. Reviewer Comment (2025-07-02): Received LOX, bank statement and Underwriter Cert. However requested document was not provide, please provide document as requested on the original condition. Exception remains.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	839914	xxxxxx	33796213	xxxxxx	06/30/2025	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	Per guidelines, a VVOE dated within 10 days prior to closing is required or a paystub dated within 30 days prior to closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-13): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-08): TWN number provided was verified on 7/8 which is post-close and not acceptable. VVOE or TWN needed to be provided within 10 days prior to closing or paystub provided within 30 days prior to closing.

Reviewer Comment (2025-07-08): Received same lox and UW Cert. Please provide document as requested on the original condition. Exception remains.

Reviewer Comment (2025-07-07): The requested document was not provided. Received LOX, bank statement and Underwriter Cert. However the document requested is for a VVOE dated within 10 days prior to closing or a paystub dated within 30 days prior to closing for Borrower, xxxxxx Wages Income. Exception remains.
																	07/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Exempt from ATR	Exempt from ATR	No	Mortgagor Focused
xxxxxx	838173	xxxxxx	33749859	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	Final CD reflects a disbursement date of xxxxxx which is the same as the RTC expiration date. If the disbursement date on the Final CD is incorrect, provided the final stamped settlement statement to support.		Reviewer Comment (2025-07-01): PC-CD and final stamped settlement statement provided reflecting correct disbursement date. Rescission requirements met.	07/01/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838173	xxxxxx	33757378	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-27): Client elects to waive			06/27/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838173	xxxxxx	33796852	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The COC says FSD score did not meet requirements so a 2055E was ordered which also resulted in a CDA order, however no AVM is in file with insufficient score. Additional information is required to determine if COC is valid and fee disclosed timely.	Reviewer Comment (2025-07-14): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-07-07): xxxxxx received AVM and CDA docs. As per COC dated xxxxxx the CDA and second appraisal was added due to FSD and confidence score does not meets the qualification. However, the AVM report is dated xxxxxx and the fee was added on xxxxxx which is not within 3 business days from the date of changes received please provide more information on timeline when lender has become aware of the requirement of new services and also, more information on qualifying criterion is required to validate the reason provided on COC.
																07/14/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838173	xxxxxx	33796853	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7506)	The COC says FSD score did not meet requirements so a 2055E was ordered, however no AVM is in file with insufficient score. Additional information is required to determine if COC is valid and fee disclosed timely.	Reviewer Comment (2025-07-14): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-07-07): xxxxxx received AVM and CDA docs. As per COC dated xxxxxx the CDA and second appraisal was added due to FSD and confidence score does not meets the qualification. However, the AVM report is dated xxxxxx and the fee was added on xxxxxx which is not within 3 business days from the date of changes received please provide more information on timeline when lender has become aware of the requirement of new services and also, more information on qualifying criterion is required to validate the reason provided on COC.
																07/14/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838173	xxxxxx	33796854	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7514)	No valid COC provided for this		Reviewer Comment (2025-07-14): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.		07/14/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838173	xxxxxx	33796874	xxxxxx	06/30/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-27): The client elects to waive. The LTV is calculated using a drive-by appraisal and an AVM, and meets guideline requirements			06/27/2025	2	A	A	A	A	A	A	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839521	xxxxxx	33763330	xxxxxx	06/30/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift amount $72,709.82 per wire provided in file and source of funds does not match gift letter of $71,400.00. Please provide the updated gift letter.		Reviewer Comment (2025-07-11): Updated gift letter provided	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839521	xxxxxx	33763652	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-27): Client elects to waive			06/27/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839521	xxxxxx	33763655	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final xxxxxx)	NMLS ID not available on the final CD dated xxxxxx .		Reviewer Comment (2025-07-17): xxxxxx received PCCD.		07/17/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839521	xxxxxx	33763747	xxxxxx	06/30/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI and RCE: City name xxxxxx does not matches with the Note document xxxxxx.		Reviewer Comment (2025-07-17): Updated HOI provided Reviewer Comment (2025-07-16): The HOI provided was not updated under Your Insured Property: Property Address. Reviewer Comment (2025-07-14): Updated RCE provided. Still pending receipt of updated HOI. Reviewer Comment (2025-07-11): No new documents received. Please try uploading again.	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839521	xxxxxx	33763765	xxxxxx	06/30/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-07-21): Received Property History Report to verify property is xxxxxx. Exception cleared.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840635	xxxxxx	33747972	xxxxxx	06/30/2025	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Copy of the lease is not required if the appraiser lists the rent amount for the subject property on Form 1007/1025. Otherwise, a copy of the lease is required. 1007 does not list actual rents.		Reviewer Comment (2025-07-07): Received Lease Agreement. Exception cleared.	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	840635	xxxxxx	33747973	xxxxxx	06/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided				Reviewer Comment (2025-07-07): Received Trust Agreement. Exception cleared.	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	836635	xxxxxx	33768699	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2025-07-03): xxxxxx received initial CD.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836635	xxxxxx	33768700	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $10,840.60 exceeds tolerance of $8,470.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was last disclosed as $8,470.00 on the Loan Estimate, but was disclosed as $10,840.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $2,370, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.		Reviewer Comment (2025-07-03): xxxxxx received a valid COC.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836635	xxxxxx	33769394	xxxxxx	07/01/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-07-03): FTP provided	07/03/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836635	xxxxxx	33769410	xxxxxx	07/01/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-07-03): FTP provided. See added condition	07/03/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836635	xxxxxx	33769444	xxxxxx	07/01/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-03): E-consent provided	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836635	xxxxxx	33769505	xxxxxx	07/01/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-03): Gap provided	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836635	xxxxxx	33809647	xxxxxx	07/01/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	The business being used to source income must be in existence for a minimum of two (2) years as evidenced by one of the following: o CPA Letter, or o Business License, or o Bank statement from 24 or more months prior to note date reflecting activity, or o Other reasonable evidence of business activity. CPA does not verify this information.		Reviewer Comment (2025-07-02): Filed Articles provided with start date and stock share holder information.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836635	xxxxxx	33809729	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income documents		Reviewer Comment (2025-07-02): Filed Articles provided with start date and stock share holder information.	07/02/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836635	xxxxxx	33809730	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents		Reviewer Comment (2025-07-02): Filed Articles provided with start date and stock share holder information.	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836635	xxxxxx	33832864	xxxxxx	07/03/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.46430% exceeds Guideline total debt ratio of 50.00000%.	Gap report provided post-review and dated prior to closing dated xxxxxx Borrower increased debt on multiple accounts resulting in excessive DTI.		Reviewer Comment (2025-07-10): Later dated credit supplement provided dated at closing xxxxxx updating two debts. DTI not within guidelines.	07/10/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836635	xxxxxx	33832880	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.46430% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Gap report provided post-review and dated prior to closing dated xxxxxx Borrower increased debt on multiple accounts resulting in excessive DTI.		Reviewer Comment (2025-07-10): Later dated credit supplement provided dated at closing xxxxxx updating two debts. DTI not within guidelines.	07/10/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836635	xxxxxx	33838600	xxxxxx	07/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		FTP provided post review, item #2 states there is a special tax which is now a lien and may be levied within the xxxxxx on the property. Amount levied against the land is xxxxxx.		Reviewer Comment (2025-07-11): Per client comments, accepting title as-is. Reviewer Comment (2025-07-10): The title reflects any special tax which is now a lien.....amount levied against the land is xxxxxx. Assigned to investor if they are accepting title as-is. Reviewer Comment (2025-07-08): The amount being included in the taxes has no bearing if it is a lien filed against the property for lack of payment.	07/11/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838962	xxxxxx	33757554	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-01): Client elects to waive			07/01/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838962	xxxxxx	33757665	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-03): Approval provided	07/03/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838962	xxxxxx	33757666	xxxxxx	07/01/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-07-01): Client elects to waive			07/01/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838962	xxxxxx	33757684	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	B2: A VVOE dated within 10 days prior to consummation was not provided nor a paystub dated within 30 days prior to consummation.		Reviewer Comment (2025-07-03): VVOE dated within 10 days prior to closing provided	07/03/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838962	xxxxxx	33757685	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx)	B2: A VVOE dated within 10 days prior to consummation was not provided nor a paystub dated within 30 days prior to consummation.		Reviewer Comment (2025-07-03): VVOE dated within 10 days prior to closing provided	07/03/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838962	xxxxxx	33757686	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	A YTD paystub is dated more than 30 days of Note date. Therefore provide a verbal VOE dated no more than 10 calendar days prior to Note date for borrower, xxxxxx employment at xxxxxx.		Reviewer Comment (2025-07-03): VVOE dated within 10 days prior to closing provided	07/03/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838962	xxxxxx	33757697	xxxxxx	07/01/2025	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	B2: A VVOE dated within 10 days prior to consummation was not provided nor a paystub dated within 30 days prior to consummation.		Reviewer Comment (2025-07-03): VVOE dated within 10 days prior to closing provided	07/03/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838962	xxxxxx	33816471	xxxxxx	07/01/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		Initial 1003 is not signed and dated by the LO. Application date taken from Fraud Report.		Reviewer Comment (2025-07-01): Client elects to waive			07/01/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838962	xxxxxx	33816544	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Occupancy Cert: Refinance only not checked.		Reviewer Comment (2025-07-03): Updated occupancy cert provided	07/03/2025			1	C	A	C	A	C	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838100	xxxxxx	33780966	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-02): Approval provided	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838100	xxxxxx	33781170	xxxxxx	07/01/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-03): Gap provided	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838100	xxxxxx	33781218	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-06-30): Client elects to waive			06/30/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838100	xxxxxx	33781226	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file only contained the final closing disclosure. Please provide the initial and any subsequent CD's (if applicable) issued to the borrower for review.		Reviewer Comment (2025-07-07): xxxxxx received xxxxxx CD 3 business days prior to consummation.	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838100	xxxxxx	33781227	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after xxxxxx , no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $8,921.96 may be required.	Loan Estimate not provided.		Reviewer Comment (2025-07-07): LE provided	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838100	xxxxxx	33781229	xxxxxx	07/01/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-07-03): FTP provided	07/03/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838100	xxxxxx	33781230	xxxxxx	07/01/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-07-03): FTP provided	07/03/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838100	xxxxxx	33781231	xxxxxx	07/01/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-03): E-Consent provided	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838100	xxxxxx	33810024	xxxxxx	07/01/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Missing a gift letter. Seller is the borrower's father. Gift of Equity credit shown on the PCCD issued xxxxxx . 12 month mortgage history was provided on existing mortgage.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-22): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-11): The gift letter is dated post-close. Further, the PC-CD reflects the gift of equity is $82,500 vs. $84,000.			07/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838100	xxxxxx	33810042	xxxxxx	07/01/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Provide the updated appraisal. Appraiser on page 1 notes Arms Length when Non-Arms.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-08): Updated appraisal provided Reviewer Comment (2025-07-07): A corrected appraisal is being provided.	07/08/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838435	xxxxxx	33763729	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2025-07-02): Approval provided	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838435	xxxxxx	33764096	xxxxxx	07/01/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Missing Road xxxxxx		Reviewer Comment (2025-07-02): Updated HOI provided	07/02/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838258	xxxxxx	33781441	xxxxxx	07/01/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-08): E-Consent provided	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838076	xxxxxx	33762816	xxxxxx	07/01/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx, Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal/CDA reflect xxxxxx vs Note reflects xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors			07/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838076	xxxxxx	33763528	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on seller, xxxxxx, signer for xxxxxx.		Reviewer Comment (2025-07-21): Received Fraud and OFAC searches run on seller, xxxxxx, signer for xxxxxx. Exception cleared. Reviewer Comment (2025-07-17): Received blank document. Provide Fraud and OFAC searches not run on seller, xxxxxx, signer for xxxxxx. Exception remains.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838541	xxxxxx	33784388	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-01): Client elects to waive			07/01/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838162	xxxxxx	33789959	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other). Fee Amount of $125.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75182)			Reviewer Comment (2025-06-26): Sufficient Cure Provided At Closing		06/26/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838162	xxxxxx	33789960	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)			Reviewer Comment (2025-06-26): Sufficient Cure Provided At Closing		06/26/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838760	xxxxxx	33764142	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Wire Trade to Settlement Agent		Reviewer Comment (2025-07-02): Wire ticket provided	07/02/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	838760	xxxxxx	33764153	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Property Seller, xxxxxx, signer for xxxxxx.		Reviewer Comment (2025-07-14): Received HUD/LDP/GSA. Exception cleared. Reviewer Comment (2025-07-07): Received background report is for the borrowing entity. However the document requested is for Fraud and search for seller, xxxxxx. Therefor provide HUD/GSA/LDP or background report for seller, xxxxxx. Exception remains. Reviewer Comment (2025-07-02): Received OFAC search. Provide HUD/GSA/LDP or updated fraud report. Exception remains.	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	838760	xxxxxx	33764179	xxxxxx	07/01/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-07-02): Updated later dated policy provided dated xxxxxx	07/02/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A			A	A		N/A	No	Property Focused
xxxxxx	838764	xxxxxx	33781132	xxxxxx	07/01/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide Wire Ticket to Settlement Agent		Reviewer Comment (2025-07-02): Wire ticket provided	07/02/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	838764	xxxxxx	33784745	xxxxxx	07/01/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for subject property does not appear on credit report. Per investor overlays to lender's guidelines, provide the mortgage statement or Note to verify payment and 12-months housing history for the review. Payoff provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-07-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-21): Lender would like to waive. Assigned to investor. Reviewer Comment (2025-07-14): Received Note and 12 months creditor history. Pending receipt of 6 months borrower's payment. Exception remains. Reviewer Comment (2025-07-04): Received 12 months creditor pay history. Pending receipt of provide the mortgage statement or Note. Exception remains.			07/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	837686	xxxxxx	33788618	xxxxxx	07/01/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Total loan amount provided it equals no less than 80% of the replacement cost value of the improvements as of the current property insurance policy effective date. Provide the RCE.		Reviewer Comment (2025-07-16): RCE provided	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	837686	xxxxxx	33811010	xxxxxx	07/01/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide the Final CD or First Payment Letter to verify the PITIA. LE only in file from xxxxxx		Reviewer Comment (2025-07-04): Received Final CD to verify the PITIA amount. Exception cleared.	07/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839599	xxxxxx	33778523	xxxxxx	07/01/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx signed the Guarantor Agreement, however no credit documents were provided for this individual (i.e. credit report, fraud report, ID, application, ofac, VOM, etc).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-02): Client elects to waive with verified compensation factors			07/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839599	xxxxxx	33807224	xxxxxx	07/01/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 12 month housing history for the primary residence. Mortgage Statement in file. Per property profile report, both Guarantors are on the loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-11): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-11): Mortgage Statement reflects borrower's name. Therefore please provide 12 month housing history for the primary residence or Note document to verify borrower is not liable for mortgage payments. Exception remains.			07/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839607	xxxxxx	33777500	xxxxxx	07/01/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx signed the Guarantor Agreement, however no credit documents were provided for this individual (i.e. credit report, fraud report, ID, application, ofac, VOM, etc).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-02): Client elects to waive with verified compensation factors			07/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839607	xxxxxx	33778128	xxxxxx	07/01/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2025-07-10): FTP provided	07/10/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839607	xxxxxx	33778340	xxxxxx	07/01/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-07-10): FTP provided	07/10/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839607	xxxxxx	33807344	xxxxxx	07/01/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 12 month housing history for the primary residence. Mortgage Statement in file. Per property profile report, both Guarantors are on the loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-15): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-10): xxxxxx signed as a guarantor on the loan. The mortgage statement reflects this individual. The history is required.			07/15/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839608	xxxxxx	33790640	xxxxxx	07/01/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	< 1.00 DSCR is 70% for xxxxxx Lease on 1007 expires xxxxxx Appraiser notes property is vacant and pictures also support this.		Reviewer Comment (2025-07-14): See new exception	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839608	xxxxxx	33790644	xxxxxx	07/01/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx signed the Guarantor Agreement, however no credit documents were provided for this individual (i.e. credit report, fraud report, ID, application, ofac, VOM, etc)	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-02): Client elects to waive with verified compensation factors			07/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839608	xxxxxx	33807552	xxxxxx	07/01/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 12 month housing history for the primary residence. Mortgage Statement in file. Per property profile report, both Guarantors are on the loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-11): Client elects to waive with verified compensation factors			07/11/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839608	xxxxxx	33925288	xxxxxx	07/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor granting exception to allow 120% of estimated rents listed on 1007.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-14): Client elects to waive with verified compensation factors			07/14/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839614	xxxxxx	33789081	xxxxxx	07/01/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx signed the Guarantor Agreement; however, credit documents are not provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-02): Client elects to waive with verified compensation factors			07/02/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839614	xxxxxx	33807765	xxxxxx	07/01/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 12 month housing history for the primary residence. Mortgage Statement in file. Per property profile report, both Guarantors are on the loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-15): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-11): Mortgage Statement reflects borrower's name. Therefore please provide 12 month housing history for the primary residence or Note document to verify borrower is not liable for mortgage payments. Exception remains.			07/15/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	840565	xxxxxx	33747808	xxxxxx	05/27/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The xxxxxx project is recent conversion within 6 months (Feb 0f 2025). Project conversions legally created in the past 6 months are not allowed per guidelines.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-06-13): Client elects to downgrade and waive with the following compensating factors: Borrower has 6 months reserves, 0X30 on mortgage. Guidelines Representative FICO: 640 Representative FICO: 682 Reviewer Comment (2025-05-28): Please advise which compensating factors you would like to use, we have FICO, borrower has 5% of own funds.			06/13/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	840564	xxxxxx	33747810	xxxxxx	05/29/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requesting exception for the following - 1) New Development with less than 30% of available units sold. 2)Leasehold Property - 99 year lease. 12+ months reserves/New build purchase 70% LTV.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. There is over $275k in available reserves.	Reviewer Comment (2025-05-28): Client elects to downgrade and waive with the following compensating factors: Borrower has 12 plus months reserves / New build purchase with only 70% LTV. Borrower's Own Funds Percent: 75.35% Borrower's Own Funds Amount: $363,918.00			05/28/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	840444	xxxxxx	33803875	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	Evidence of Borrower's receipt not provided in the file		Reviewer Comment (2025-07-01): Client elects to waive			07/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840444	xxxxxx	33803897	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $275.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7535)	Compliance Inspection Fee was not disclosed on the Loan Estimate, but was disclosed as $275.00 on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $275.00, a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.	Reviewer Comment (2025-07-15): xxxxxx received VCC.

Reviewer Comment (2025-07-14): xxxxxx received COC dated xxxxxx stating "UW reviewed appraisal and is requiring a compliance inspection for proof of completion" However we would require additional information when did the UW became aware of the compliance inspection for proof of completion of items" along with UW communication log in order to clear the exception.

Reviewer Comment (2025-07-09): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the Compliance Inspection fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
"
															07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840444	xxxxxx	33934569	xxxxxx	07/15/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $275.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (7535)			Reviewer Comment (2025-07-15): Sufficient Cure Provided At Closing		07/15/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836723	xxxxxx	33790615	xxxxxx	07/01/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Source of large deposit of $179,604.14 was not provided.		Reviewer Comment (2025-07-11): Source of large deposit provided	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836723	xxxxxx	33790844	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $298.00 exceeds tolerance of $140.00. Insufficient or no cure was provided to the borrower. (7520)	Lender cure of $158.00 is reflecting on Final CD, however due to multiple violations, this will be cured when all other violations have been addressed.		Reviewer Comment (2025-07-15): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836723	xxxxxx	33794279	xxxxxx	07/01/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8,923.75 exceeds tolerance of $8,473.79. Insufficient or no cure was provided to the borrower. (7200)	Cure nor valid COC provided		Reviewer Comment (2025-07-15): xxxxxx received valid COC dated xxxxxx	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836723	xxxxxx	33930759	xxxxxx	07/15/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $298.00 exceeds tolerance of $140.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Sufficient cure provided at closing.		Reviewer Comment (2025-07-15): Sufficient Cure Provided At Closing		07/15/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838449	xxxxxx	33822299	xxxxxx	07/02/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: City does not match the Note		Reviewer Comment (2025-07-08): Updated CDA provided	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838771	xxxxxx	33795046	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $183.50 exceeds tolerance of $65.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-06-27): Sufficient Cure Provided At Closing		06/27/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838771	xxxxxx	33795047	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.00 exceeds tolerance of $59.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-06-27): Sufficient Cure Provided At Closing		06/27/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838771	xxxxxx	33795053	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure and any re-disclosed CD's.		Reviewer Comment (2025-07-09): xxxxxx received initial CD. Reviewer Comment (2025-07-08): xxxxxx No documents received in order to verify the exception. Kindly provide initial CD three days prior to closing date.	07/09/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838771	xxxxxx	33795234	xxxxxx	07/02/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-02): The client elects to waive. The LTV is calculated from two AVM values and meets guideline requirements			07/02/2025	2	A	A	A	A	A	A	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838771	xxxxxx	33822968	xxxxxx	07/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Occupancy Cert not provided		Reviewer Comment (2025-07-11): Occupancy cert provided	07/11/2025			1	C	A	C	A	C	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836422	xxxxxx	33794483	xxxxxx	07/02/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-03): E-consent provided	07/03/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836422	xxxxxx	33794593	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,249.00 exceeds tolerance of $1,093.00 plus 10% or $1,202.30. Insufficient or no cure was provided to the borrower. xxxxxx	The Ten Percent Fee increased from $1,093.00 on the initial Loan Estimate to $1,249.00 on the Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-07-08): xxxxxx received valid COC dated xxxxxx	07/08/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836422	xxxxxx	33794643	xxxxxx	07/02/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The Work Number employment only is dated post-close as well as the paystub is dated > 30 days prior to closing. The guidelines require a VVOE dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.		Reviewer Comment (2025-07-09): Paystub provided within 30 days prior to closing.	07/09/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836422	xxxxxx	33795197	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The Work Number employment only is dated post-close as well as the paystub is dated > 30 days prior to closing. The guidelines require a VVOE dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.		Reviewer Comment (2025-07-09): Paystub provided within 30 days prior to closing.	07/09/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836422	xxxxxx	33795198	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Work Number employment only is dated post-close as well as the paystub is dated > 30 days prior to closing. The guidelines require a VVOE dated within 10 days prior to closing or a paystub dated within 30 days prior to closing.		Reviewer Comment (2025-07-09): Paystub provided within 30 days prior to closing.	07/09/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	836422	xxxxxx	33823575	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or xxxxxx)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-07-02): Client elects to waive			07/02/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	836422	xxxxxx	33823606	xxxxxx	07/02/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Second mortgagee reflects the old lien holder which is a xxxxxx.		Reviewer Comment (2025-07-10): Updated HOI. Investor confirmed accepting updated lien holder mortgagee post close but prior to purchase. Reviewer Comment (2025-07-09): The LOE is not acceptable. A look up of the NMLS for the current transaction lien holder doe not reflect xxxxxx is an AKA or alternate name for xxxxxx. The xxxxxx is the old lien holder. Reviewer Comment (2025-07-03): The same document was provided that was in file at time of review. Please review the original condition. Second mortgagee reflects the old lien holder which is a xxxxxx.	07/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841300	xxxxxx	33789469	xxxxxx	07/02/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $228,108.66 is less than Cash From Borrower $235,174.12.	Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD.		Reviewer Comment (2025-07-03): Updated asset statement provided. Borrower has sufficient cash to close.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	841300	xxxxxx	33789473	xxxxxx	07/02/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City does not match		Reviewer Comment (2025-07-08): Updated flood cert provided	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	841300	xxxxxx	33789507	xxxxxx	07/02/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD.		Reviewer Comment (2025-07-03): Updated asset statement provided. Borrower has sufficient reserves.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	841300	xxxxxx	33817797	xxxxxx	07/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per investor overlays, investor will no longer purchase investment occupancy DSCR loans located in xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-07-03): Client elects to waive with verified compensation factors			07/03/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	836921	xxxxxx	33794783	xxxxxx	07/02/2025	Compliance	Compliance	State Compliance	Misc. State Level	xxxxxx Consumer Credit Code (First Lien Refinance Notice Not Provided)	xxxxxx Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			Reviewer Comment (2025-07-02): Client elects to waive			07/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836921	xxxxxx	33824399	xxxxxx	07/02/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception in file to accept six (6) $300 cash payments on the $50K private mortgage from xxxxxx.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-02): Client elects to waive with verified compensation factors			07/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839978	xxxxxx	33796166	xxxxxx	07/02/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraiser did not complete page 1 of the appraisal in regards to if subject property is currently offered for sale or was offered for sale in the past 12 months.		Reviewer Comment (2025-07-11): Received revised appraisal. Exception cleared. Reviewer Comment (2025-07-08): Received updated appraisal report with same report date. Please provide appraisal report with correct report date when the appraisal was updated along with addendum to verify the changes. Exception remains.	07/11/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841288	xxxxxx	33795026	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-07-02): Client elects to waive			07/02/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841288	xxxxxx	33827140	xxxxxx	07/02/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Both Gift Letters reflects donor's name as xxxxxx and is the same name as listed on 1003 and same name affidavit as an alternate name for the Borrower.		Reviewer Comment (2025-07-15): Received driving license of xxxxxx. Exception cleared. Reviewer Comment (2025-07-11): Received LOE stating relationship of xxxxxx. However provide verification of identification to support the same. Exception remains.	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839973	xxxxxx	33827983	xxxxxx	07/02/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Current mortgagee + ISAOA is not listed. Reflects xxxxxx.		Reviewer Comment (2025-07-07): An updated HOI policy was provided	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838353	xxxxxx	33828157	xxxxxx	07/02/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $404,596.89 is less than Cash From Borrower $407,058.73.	xxxxxx: When used for the down payment or closing costs, proof of liquidation is required, and funds must be deposited into an established xxxxxx account. If not, only BTC and ETH can be used at 60% for reserves.		Reviewer Comment (2025-07-09): PC-CD and final stamped settlement statement provided reflecting a reduction in cash to close.	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839379	xxxxxx	33828255	xxxxxx	07/02/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification	Property profile report reflects xxxxxx.		Reviewer Comment (2025-07-07): Received HOA Verification. Exception cleared.	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838714	xxxxxx	33789266	xxxxxx	07/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on signor for Property Seller, xxxxxx.		Reviewer Comment (2025-07-07): Received Fraud and OFAC searches run on signor for Property Seller, Grant. Exception cleared.	07/07/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838714	xxxxxx	33818535	xxxxxx	07/02/2025	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $159,038.48 is less than Cash From Borrower $216,561.00.	Assets not held in the name of the vested entity: The amount of business assets that may be utilized is limited to the borrower’s ownership percentage in the business. Per xxxxxx, Borrower owns 50%.		Reviewer Comment (2025-07-03): Updated articles filed dated xxxxxx which is after OA dated xxxxxx removing the additional manage and making our borrower 100% owner.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	838714	xxxxxx	33818538	xxxxxx	07/02/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Assets not held in the name of the vested entity: The amount of business assets that may be utilized is limited to the borrower’s ownership percentage in the business. Per xxxxxx, Borrower owns 50%.		Reviewer Comment (2025-07-03): Updated articles filed dated xxxxxx which is after OA dated xxxxxx removing the additional manage and making our borrower 100% owner.	07/03/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	A	C	A			A	A		N/A	No	Property Focused
xxxxxx	840615	xxxxxx	33804100	xxxxxx	07/02/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the $25,000 gift.		Reviewer Comment (2025-07-31): Received wire confirmation for gift funds in amount of $16,000. Exception cleared. Reviewer Comment (2025-07-29): Received updated gift letter for $16,000 from $25,000, however still need evidence of receipt of the $16,000 gift.	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840615	xxxxxx	33804101	xxxxxx	07/02/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-08-01): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-22): Received Escrow instructions which is not acceptable document. Provide Purchase Agreement. Exception remains.			08/01/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840615	xxxxxx	33804102	xxxxxx	07/02/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		There is an LOE in file from the borrower and from the additional person living at the primary residence on xxxxxx that states the borrower has been living rent free for 10 years. However, the borrower's credit report has an open xxxxxx that was not added to the ratios. The 1008 reflects borrower was removed from title 3 years ago and evidence provided that debt is being paid by a third party, however this was not provided. 12 months bank statements/cancelled checks are required to exclude debt.		Reviewer Comment (2025-07-10): Received 12 months bank statement to verify that borrower is not liable for mortgage payment. Exception cleared.	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840615	xxxxxx	33804123	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender NMLS ID).		Reviewer Comment (2025-07-31): xxxxxx received Letter of Explanation & Corrected Closing Disclosure Reviewer Comment (2025-07-25): xxxxxx received Corrected CD. Missing copy of LOE to borrower which accompanied to finalize cure		07/31/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840615	xxxxxx	33806690	xxxxxx	07/02/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-07-30): Received OFAC search for seller. Exception cleared. Reviewer Comment (2025-07-10): Received HUD/LDP/GSA search for seller. Provide OFAC search or updated fraud report for seller, xxxxxx. Exception remains.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840615	xxxxxx	33828360	xxxxxx	07/02/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Current/active license or certification for the preparer: CTEC certification from xxxxxx (e.g., screenshot of CTEC web site)		Reviewer Comment (2025-07-08): Preparer's license verification provided	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840615	xxxxxx	33828375	xxxxxx	07/02/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the preparer letter, the preparer notes they reviewed the P&L. The P&L Preparer attestation form states they prepared the P&L. Preparer is required to complete the P&L for the P&L program. Clarification from preparer is required.		Reviewer Comment (2025-07-29): Updated letter provided	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840615	xxxxxx	33828425	xxxxxx	07/02/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 does not reflect the years in the primary residence.		Reviewer Comment (2025-07-24): Updated 1003 provided Reviewer Comment (2025-07-08): All pages of the corrected 1003 must be provided	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840615	xxxxxx	33828552	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Current/active license or certification for the preparer: CTEC certification from xxxxxx (e.g., screenshot of CTEC web site)		Reviewer Comment (2025-07-08): Preparer's license verification provided	07/08/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840615	xxxxxx	33828553	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Current/active license or certification for the preparer: CTEC certification from xxxxxx (e.g., screenshot of CTEC web site)		Reviewer Comment (2025-07-08): Preparer's license verification provided	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839917	xxxxxx	33804132	xxxxxx	07/02/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal was provided. Secondary valuation from subject transaction is missing. . Sec ID: 128	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-07-10): CDA received	07/10/2025			1	D	A	A	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839917	xxxxxx	33804135	xxxxxx	07/02/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2025-07-21): Received Senior Lien Note. Exception cleared.	07/21/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839917	xxxxxx	33804136	xxxxxx	07/02/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 68.03997% exceeds Guideline total debt ratio of 50.00000%.	Per the 1008/1003 the lender excluded the senior lien mortgage payment. Loan is still active based on mortgage statement. Also, it should be noted, if lien was paid off, this would make the loan ineligible per guidelines.		Reviewer Comment (2025-07-28): Received additional 12 months business bank statement. Exception cleared.	07/28/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839917	xxxxxx	33804149	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Per the 1008/1003 the lender excluded the senior lien mortgage payment. Loan is still active based on mortgage statement. Also, it should be noted, if lien was paid off, this would make the loan ineligible per guidelines.		Reviewer Comment (2025-07-28): Received additional 12 months business bank statement.	07/28/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839917	xxxxxx	33804150	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Per the 1008/1003 the lender excluded the senior lien mortgage payment. Loan is still active based on mortgage statement. Also, it should be noted, if lien was paid off, this would make the loan ineligible per guidelines.		Reviewer Comment (2025-07-28): Received additional 12 months business bank statement.	07/28/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839917	xxxxxx	33804152	xxxxxx	07/02/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 68.03997% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to xxxxxx.)	Per the 1008/1003 the lender excluded the senior lien mortgage payment. Loan is still active based on mortgage statement. Also, it should be noted, if lien was paid off, this would make the loan ineligible per guidelines.		Reviewer Comment (2025-07-28): Received additional 12 months business bank statement.	07/28/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839917	xxxxxx	33804154	xxxxxx	07/02/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML Provision) xxxxxx Subprime Loan (Escrow Not Established)	xxxxxx Subprime Loan: Mandatory escrow account not established for the collection of property taxes and insurance. (Note: Does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of 12 months of timely payments of taxes and insurance on a previous home loan.)			Reviewer Comment (2025-07-02): Client elects to waive			07/02/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839917	xxxxxx	33804155	xxxxxx	07/02/2025	Compliance	Compliance	State Compliance	State HPML	xxxxxx Subprime Home Loan Threshold Fixed Non-Compliant	xxxxxx Subprime Loan: APR on subject loan of 10.64735% or Final Disclosure APR of 10.64700% is in excess of allowable threshold of Prime Mortgage Market Rate 6.89000 + 3.75%, or 10.64000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2025-07-02): Client elects to waive			07/02/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	D	B	D	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839917	xxxxxx	33807033	xxxxxx	07/02/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-07-02): Client elects to waive			07/02/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839917	xxxxxx	33824251	xxxxxx	07/02/2025	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) xxxxxx Subprime Loan (Counseling Disclosure Not Provided)	xxxxxx Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2025-07-02): Client elects to waive			07/02/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	D	B	D	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839347	xxxxxx	33806782	xxxxxx	07/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception due to comparables provided are > 5 miles away, xxxxxx influence due to the distance of comps, and the subject is on xxxxxx acres. The subject also includes xxxxxx, the appraiser gave no value, and the appraiser did not inspect them.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-03): Client elects to waive with verified compensation factors			07/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	840796	xxxxxx	33807924	xxxxxx	07/03/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter is missing for $20,000 gift		Reviewer Comment (2025-07-08): Received Gift Letter in amount of $20,000. Exception cleared.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840796	xxxxxx	33807927	xxxxxx	07/03/2025	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Gift letter is missing for $33,000 gift		Reviewer Comment (2025-07-08): Received Gift Letter in amount of $33,000. Exception cleared.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840796	xxxxxx	33807940	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Gift letters dated at or prior to closing are missing and both gift receipts are dated post-close.		Reviewer Comment (2025-07-08): Gift letters provided dated prior to closing	07/08/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840796	xxxxxx	33807941	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	Gift letters dated at or prior to closing are missing and both gift receipts are dated post-close.		Reviewer Comment (2025-07-08): Gift letters provided dated prior to closing	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840796	xxxxxx	33807942	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	Gift letters dated at or prior to closing are missing and both gift receipts are dated post-close.		Reviewer Comment (2025-07-08): Gift letters provided dated prior to closing	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840796	xxxxxx	33807943	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Gift letters dated at or prior to closing are missing and both gift receipts are dated post-close.		Reviewer Comment (2025-07-08): Gift letters provided dated prior to closing	07/08/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840796	xxxxxx	33808504	xxxxxx	07/03/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Home Warranty Fee	Home Warranty policy reflects TBD for the payee		Reviewer Comment (2025-07-03): Payee not reflected			07/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840295	xxxxxx	33807653	xxxxxx	07/03/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-07-03): The appraisal from the purchase of the property was used for LTV calculation and meets guideline requirements			07/03/2025	2	A	A	A	A	A	A	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33807821	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx)	2024 personal and business returns not in file		Reviewer Comment (2025-07-03): Client elects to waive			07/03/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33807855	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-07-10): xxxxxx received initial CD.	07/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33808032	xxxxxx	07/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-08): Gap report provided	07/08/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33808107	xxxxxx	07/03/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Payoff Statement(s) not provided		Provide the payoffs for the debt paid through closing as is lesser balance was paid than reflected on the credit report xxxxxx. Credit report shows balance of $3,965 and payoff on CD is $3,953.		Reviewer Comment (2025-07-08): Gap report provided reflecting reduced balance.	07/08/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33809534	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $231.50 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-06-30): Sufficient Cure Provided At Closing		06/30/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	A	C	B	D	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840295	xxxxxx	33834468	xxxxxx	07/03/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 50.15612% exceeds Guideline total debt ratio of 50.00000%.	DTI exceed max allowed	Reviewer Comment (2025-07-16): Year end paystub for 2023 provided with RSU income breakdown. Updated income to 2 year average. DTI is within guidelines now.

Reviewer Comment (2025-07-15): The lender attestation is not acceptable. Per investor guidelines, qualifying income is 2 year average of income. RSU breakdown for 2023 not provided. 2025 and 2024 year end paystub provide. Guidelines do not state a combination of documents are allowed for RSU.

Reviewer Comment (2025-07-08): Qualifying income per documents in file. W2: Base income $12,845.73, Bonus Income $1,459.42 and RSU income $712.73. SE income $927.75.
															07/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33834489	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Due to missing income documents and excessive DTI	Reviewer Comment (2025-07-16): Year end paystub for 2023 provided with RSU income breakdown. Updated income to 2 year average. DTI is within guidelines now and RSU requirements met.

Reviewer Comment (2025-07-15): The lender attestation is not acceptable. Per investor guidelines, qualifying income is 2 year average of income. RSU breakdown for 2023 not provided. 2025 and 2024 year end paystub provide. Guidelines do not state a combination of documents are allowed for RSU.

Reviewer Comment (2025-07-08): Qualifying income per documents in file. W2: Base income $12,845.73, Bonus Income $1,459.42 and RSU income $712.73. SE income $927.75.
															07/16/2025			1	B	A	C	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	D	B	C	A	C	B	D	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840295	xxxxxx	33834490	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Restricted Stock Units (RSU) Income	Ability to Repay (Dodd-Frank 2014): Use of Restricted Stock Units (RSU) income requirements not met. (xxxxxx/Restricted Stock Units (RSU))	None of the requirements in section 2.7.5.4.15 in the guidelines were met for use of RSU income.	Reviewer Comment (2025-07-16): Year end paystub for 2023 provided with RSU income breakdown which meets guideline requirements.

Reviewer Comment (2025-07-15): The lender attestation is not acceptable. Loan was reviewed to investor's 4.2025 guidelines in which all of the requirements under 2.7.5.4.1.5 were not met. xxxxxx guidelines are not applicable to investor guidelines. These are all requirement for use of restricted stock income. Review comments on xxxxxx regarding pending item: Pending receipt of breakdown of RSU income as a 2 year average is required to qualify. Per guidelines a W2 is not acceptable. Acceptable docs are 2 years of tax returns reflecting RSU, year end pay stubs reflecting RSU or employer statement paired with a brokerage or bank statement showing the transfer of share or funds that include the date of the payout and number of vested shares and their cash equivalent distributed to the borrower. Guidelines do not state a combo of the two are allowed.

Reviewer Comment (2025-07-10): Received 2023 W2, RSU agreement and evidence stock is publicly traded. In file is 2025, 2024 paystubs, 2024 W2 and 2023 tax returns. Pending receipt of breakdown of RSU income as a 2 year average is required to qualify. Per guidelines a W2 is not acceptable. Acceptable docs are 2 years of tax returns reflecting RSU, year end pay stubs reflecting RSU or employer statement paired with a brokerage or bank statement showing the transfer of share or funds that include the date of the payout and number of vested shares and their cash equivalent distributed to the borrower.

Reviewer Comment (2025-07-08): This condition does not pertain to excessive DTI but missing missing documents for use of RSU income per guidelines. See investor guidelines section 2.7.5.4.15 for all requirements.
															07/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33834491	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents and excessive DTI		Reviewer Comment (2025-07-16): Year end paystub for 2023 provided with RSU income breakdown. Updated income to 2 year average. DTI is within guidelines now and RSU requirements met. Reviewer Comment (2025-07-08): Qualifying income per documents in file. W2: Base income $12,845.73, Bonus Income $1,459.42 and RSU income $712.73. SE income $927.75.	07/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33834492	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 50.15612% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI exceed max of 50%	Reviewer Comment (2025-07-16): Year end paystub for 2023 provided with RSU income breakdown. Updated income to 2 year average. DTI is within guidelines now and RSU requirements met.

Reviewer Comment (2025-07-15): The lender attestation is not acceptable. Per investor guidelines, qualifying income is 2 year average of income. RSU breakdown for 2023 not provided. 2025 and 2024 year end paystub provide. Guidelines do not state a combination of documents are allowed for RSU.

Reviewer Comment (2025-07-08): Qualifying income per documents in file. W2: Base income $12,845.73, Bonus Income $1,459.42 and RSU income $712.73. SE income $927.75.
															07/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33834493	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing income documents and excessive DTI		Reviewer Comment (2025-07-16): Year end paystub for 2023 provided with RSU income breakdown. Updated income to 2 year average. DTI is within guidelines now and RSU requirements met.	07/16/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33834635	xxxxxx	07/03/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal was provided from prior transaction. Lender/Client differs from note. Appraisal is not acceptable. Sec ID: 99	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-07-08): Appraisal transfer letter provided	07/08/2025			1	D	A	A	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33834642	xxxxxx	07/03/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Transfer letter not provided	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2025-07-08): Transfer letter provided	07/08/2025			1	B	A	B	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840295	xxxxxx	33950792	xxxxxx	07/16/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal from prior transaction was in file. Secondary valuation from subject transaction is missing. Sec ID: 49	Note date: xxxxxx; Lien Position: 2			Reviewer Comment (2025-07-16): CU score of 2.4 provided	07/16/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	A	C	B	D	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840304	xxxxxx	33806611	xxxxxx	07/03/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-07-08): FTP provided	07/08/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840304	xxxxxx	33806613	xxxxxx	07/03/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2025-07-08): FTP provided	07/08/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840304	xxxxxx	33806621	xxxxxx	07/03/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx 1040 (2023), 1120S (2023), K-1 (2023) 1040 (2023), 1120S (2023), K-1 (2023)	The loan is approved with 2 years full docs. However, the file is missing 1040's, 1120S, and K-1 for the year 2023 for both borrowers business.		Reviewer Comment (2025-07-18): Per client, re-review to 1 year full doc. 2023 returns and K-1 no longer required. Reviewer Comment (2025-07-08): The 1008 and LOE do not clear this condition. The investor submitted this loan to be reviewed to 2 years full doc. If this loan requires a re-underwrite to a different doc type, this will need to come from the investor.	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840304	xxxxxx	33806673	xxxxxx	07/03/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Received Appraisal Transfer Letter reflects xxxxxx transferring appraisal to xxxxxx. However, Appraisal reflects lender name as xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840304	xxxxxx	33806999	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan is approved with 2 years full docs. However, the file is missing 1040's, 1120S, and K-1 for the year 2023 for both borrowers business.		Reviewer Comment (2025-07-18): Per client, re-review to 1 year full doc. 2023 returns and K-1 no longer required. Reviewer Comment (2025-07-08): The 1008 and LOE do not clear this condition. The investor submitted this loan to be reviewed to 2 years full doc. If this loan requires a re-underwrite to a different doc type, this will need to come from the investor.	07/18/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	A	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840304	xxxxxx	33807000	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan is approved with 2 years full docs. However, the file is missing 1040's, 1120S, and K-1 for the year 2023 for both borrowers business.		Reviewer Comment (2025-07-18): Per client, re-review to 1 year full doc. 2023 returns and K-1 no longer required. Reviewer Comment (2025-07-08): The 1008 and LOE do not clear this condition. The investor submitted this loan to be reviewed to 2 years full doc. If this loan requires a re-underwrite to a different doc type, this will need to come from the investor.	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840304	xxxxxx	33835530	xxxxxx	07/03/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-07-08): Gap report provided	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840304	xxxxxx	33835613	xxxxxx	07/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title: City reflects xxxxxx.		Reviewer Comment (2025-07-08): FTP provided	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840304	xxxxxx	33835621	xxxxxx	07/03/2025	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Only billing invoice provided		Reviewer Comment (2025-07-08): Received Hazard Insurance Policy. Exception cleared.	07/08/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	A	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841216	xxxxxx	33816811	xxxxxx	07/03/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Please provide document to verify borrower's primary residence located in xxxxxx is free and clear.		Reviewer Comment (2025-07-10): Evidence of free and clear provided	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841216	xxxxxx	33816885	xxxxxx	07/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Received borrower's business tax returns are not translated to English.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors			07/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841216	xxxxxx	33816891	xxxxxx	07/03/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception is file to use xxxxxx tax returns. Investor must approve. Assigned to investor.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors			07/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841216	xxxxxx	33816984	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	The Loan Estimated dated xxxxxx is signed by borrower on xxxxxx . Loan Estimate needs to provided at least four (4) business days prior to closing.		Reviewer Comment (2025-07-08): Client elects to waive. SOL 1 year expires xxxxxx			07/08/2025	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	C	C	B	C	C	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841216	xxxxxx	33817047	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $90.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Desk Review Fee was not disclosed on the initial Loan Estimate however it was charged $90.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-07-10): Client elects to waive. SOL 1 year expires xxxxxx			07/10/2025	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841216	xxxxxx	33818589	xxxxxx	07/03/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $630.00 exceeds tolerance of $590.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal fee increased from $590.00 to $630.00 without a valid COC in file and no cure provided to Borrower		Reviewer Comment (2025-07-10): Client elects to waive. SOL 1 year expires xxxxxx			07/10/2025	3	C	C	C	C	C	C	C	C	C	C	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841599	xxxxxx	33811467	xxxxxx	07/07/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The file is missing rate lock document.		Reviewer Comment (2025-07-03): Client elects to waive			07/03/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841599	xxxxxx	33811476	xxxxxx	07/07/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.99 is less than Guideline PITIA months reserves of 6.00.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-22): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-21): Only the investor can elect to waive conditions with verified compensation factors. Please reach out to the investor to consider waiving.

Reviewer Comment (2025-07-14): The balance of $508,754.05 is as of xxxxxx . There is an updated account statement dated xxxxxx with a balance of $488,746.65. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-11): Received final closing statement that matches PC-CD which reflects a slight reduction in cash to close. However, borrower is still short reserves. New reserves count is 5.99. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-11): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 5.94 is less than Guideline PITIA months reserves of 6.00.

Reviewer Comment (2025-07-10): As previously noted on xxxxxx funds to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the final CD. Final CD total funds to close is $463,834.96. Verified assets including EMD and paid POCB fees (which cannot be used for reserves) is $555,496. Remaining $91,661.04 or 5.94 months reserves. There is a PC-CD in file which reflects a slight reduction in cash to close, however the final stamped settlement statement was not provided to support.

Reviewer Comment (2025-07-09): The condition cannot be waive. As noted in the comments and the guidelines, minimum 6 months reserves are required. The loan file has 5.94 months reserves. Cash to closed is calculated as funds to close + EMD + POCB + any adjustments/gifts/1031 on the Final CD.
																	07/22/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841599	xxxxxx	33811483	xxxxxx	07/07/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The reserves requirement is not met.	Reviewer Comment (2025-07-22): Loan designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-07-21): Only the investor can elect to waive conditions with verified compensation factors. Please reach out to the investor to consider waiving.

Reviewer Comment (2025-07-14): The balance of $508,754.05 is as of xxxxxx . There is an updated account statement dated xxxxxx with a balance of $488,746.65. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-11): Received final closing statement that matches PC-CD which reflects a slight reduction in cash to close. However, borrower is still short reserves. New reserves count is 5.99. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-10): As previously noted on xxxxxx funds to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the final CD. Final CD total funds to close is $463,834.96. Verified assets including EMD and paid POCB fees (which cannot be used for reserves) is $555,496. Remaining $91,661.04 or 5.94 months reserves. There is a PC-CD in file which reflects a slight reduction in cash to close, however the final stamped settlement statement was not provided to support.

Reviewer Comment (2025-07-09): The condition cannot be waive. As noted in the comments and the guidelines, minimum 6 months reserves are required. The loan file has 5.94 months reserves. Cash to closed is calculated as funds to close + EMD + POCB + any adjustments/gifts/1031 on the Final CD.
															07/22/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841599	xxxxxx	33811488	xxxxxx	07/07/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The reserves requirement is not met.	Reviewer Comment (2025-07-22): Loan designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-07-21): Only the investor can elect to waive conditions with verified compensation factors. Please reach out to the investor to consider waiving.

Reviewer Comment (2025-07-14): The balance of $508,754.05 is as of xxxxxx . There is an updated account statement dated xxxxxx with a balance of $488,746.65. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-11): Received final closing statement that matches PC-CD which reflects a slight reduction in cash to close. However, borrower is still short reserves. New reserves count is 5.99. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-10): As previously noted on xxxxxx funds to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the final CD. Final CD total funds to close is $463,834.96. Verified assets including EMD and paid POCB fees (which cannot be used for reserves) is $555,496. Remaining $91,661.04 or 5.94 months reserves. There is a PC-CD in file which reflects a slight reduction in cash to close, however the final stamped settlement statement was not provided to support.

Reviewer Comment (2025-07-09): The condition cannot be waive. As noted in the comments and the guidelines, minimum 6 months reserves are required. The loan file has 5.94 months reserves. Cash to closed is calculated as funds to close + EMD + POCB + any adjustments/gifts/1031 on the Final CD.
															07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841599	xxxxxx	33814666	xxxxxx	07/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Business not provided		Business asset in file does not have reflect the name of the business for xxxxxx, so unable to determine borrower's access to the funds.		Reviewer Comment (2025-07-09): VOD provided with name of account holder. In the name of an LLC.	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841599	xxxxxx	33814673	xxxxxx	07/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Business asset in file does not have reflect the name of the business for xxxxxx, so unable to determine borrower's access to the funds. Accounted needed for closing/reserves.		Reviewer Comment (2025-07-24): Received CPA Letter to verify borrower is 100% owner of the business. Exception cleared. Reviewer Comment (2025-07-09): The VOD does not clear this condition. The VOD provided reflects the lien holder as xxxxxx. The CPA and business verified is xxxxxx. No evidence provided these are one in the same.	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841599	xxxxxx	33815476	xxxxxx	07/07/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Shortfall of $576.15. RCE in file, but there is still a shortfall.		Reviewer Comment (2025-07-24): Received updated HOI policy. Exception cleared. Reviewer Comment (2025-07-21): The later dated policy effective at time of disbursement for dry state xxxxxx dated xxxxxx does not have the extended replacement cost of 25%. Evidence will need to be provided as to which is the correct and accurate policy form the agent. The one with ext replacement cost has an earlier effective date of xxxxxx with the same policy number, insurer, etc	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841599	xxxxxx	33836243	xxxxxx	07/07/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Business license for the past 2 years must be provided. If nature of business does not require government issued license, borrower’s letter is required to explain the details of business nature. LOE provided just states no license is required for nature of business. Does not give any details about the business as required per guidelines.		Reviewer Comment (2025-07-11): Additional LOE provided on nature of business Reviewer Comment (2025-07-10): There is no LOE on nature of business as indicated in previous comments. The only LOE provided states "No license needed for the type of business I do." Reviewer Comment (2025-07-08): Please review the condition which indicates what the issue with the current LOE is. LOE provided just states no license is required for nature of business. Does not give any details about the business as required per guidelines.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840798	xxxxxx	33807702	xxxxxx	07/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on authorized signor of Seller, xxxxxx.		Reviewer Comment (2025-07-11): Received Fraud and OFAC searches run on authorized signor of Seller, xxxxxx. Exception cleared.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840798	xxxxxx	33807711	xxxxxx	07/07/2025	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the $75,000 gift funds.		Reviewer Comment (2025-07-11): Wire provided Reviewer Comment (2025-07-10): The gift letter was provided again. Provide evidence of receipt of the $75,000 gift. Reviewer Comment (2025-07-09): The gift letter and receipt provided is for $500. The condition reflects evidence of receipt of the $75,000 gift is required.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840798	xxxxxx	33807767	xxxxxx	07/07/2025	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx	VVOE not provided within 10 business days of closing.		Reviewer Comment (2025-07-09): VVOE provided dated within 10 business days of closing	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840798	xxxxxx	33807794	xxxxxx	07/07/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.36762% or Final Disclosure APR of 8.40200% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Reviewer Comment (2025-07-16): Attestation provided by lender's compliance department that they are open for full business operations on Saturday. Saturday included in timing re-testing.

Reviewer Comment (2025-07-15): As noted on 7/11, the attestation must come from from the lender's compliance department. Further, the attestation must note that lender is open for full business operations on Saturday (not just open to the public).

Reviewer Comment (2025-07-11): The delivery provided is dated xxxxxx The completion date of appraisal is xxxxxx  An appraisal cannot be delivered prior to it's completion. Further, if the lender is open for full business operations on Saturday, an attestation to that fact must be provided from the lender's compliance department.

Reviewer Comment (2025-07-10): No new documents received for this condition. Please provide evidence of appraisal delivery.
															07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840798	xxxxxx	33807796	xxxxxx	07/07/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2025-07-16): Attestation provided by lender's compliance department that they are open for full business operations on Saturday. Saturday included in timing re-testing.

Reviewer Comment (2025-07-15): As noted on 7/11, the attestation must come from from the lender's compliance department. Further, the attestation must note that lender is open for full business operations on Saturday (not just open to the public).

Reviewer Comment (2025-07-11): The delivery provided is dated xxxxxx The completion date of appraisal is xxxxxx  An appraisal cannot be delivered prior to it's completion. Further, if the lender is open for full business operations on Saturday, an attestation to that fact must be provided from the lender's compliance department.

Reviewer Comment (2025-07-10): No new documents received for this condition. Please provide evidence of appraisal delivery.
															07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840798	xxxxxx	33807833	xxxxxx	07/07/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.90 is less than Guideline PITIA months reserves of 4.00.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-07-17): Client elects to waive with verified compensation factors

Reviewer Comment (2025-07-16): The accounts in the Seller's comments on xxxxxx were already included for $447.60 and $40,070.12. The borrower does not have sufficient reserves. Please review the comments on xxxxxx which reflect a breakdown of figures. As previously noted on xxxxxx cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD. Total cash to close required per the Final CD is xxxxxx. Total verified assets including gifts (which can be used for reserves per guidelines) and EMD (which cannot be used for reserves) is $131,017.72. Remaining $15,353.71 or 3.90 months reserves. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-15): Per the VOD dated xxxxxx the ending balance is not $4,143. The current balance is $447.60 per the VOD. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-11): Please review comments from xxxxxx with all figures provided. The $500 gift was already included in this. As previously noted on xxxxxx cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD. Total cash to close required per the Final CD is xxxxxx. Total verified assets including gifts (which can be used for reserves per guidelines) and EMD (which cannot be used for reserves) is $131,017.72. Remaining $15,353.71 or 3.90 months reserves.

Reviewer Comment (2025-07-10): As previously noted on xxxxxx cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD. Total cash to close required per the Final CD is xxxxxx. Total verified assets including gifts (which can be used for reserves per guidelines) and EMD (which cannot be used for reserves) is $131,017.72. Remaining $15,353.71 or 3.90 months reserves.

Reviewer Comment (2025-07-09): The gift letter and receipt provided is for $500. Borrower is still short reserves. New reserves 3.90. Cash to close is calculated as funds to close + EMD + POCB + any adjustments/gifts/1031.

Reviewer Comment (2025-07-09): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 3.77 is less than Guideline PITIA months reserves of 4.00.
																	07/17/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840798	xxxxxx	33807870	xxxxxx	07/07/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves	Reviewer Comment (2025-07-17): Client designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-07-16): The accounts in the Seller's comments on xxxxxx were already included for $447.60 and $40,070.12. The borrower does not have sufficient reserves. Please review the comments on xxxxxx which reflect a breakdown of figures. As previously noted on xxxxxx cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD. Total cash to close required per the Final CD is xxxxxx. Total verified assets including gifts (which can be used for reserves per guidelines) and EMD (which cannot be used for reserves) is $131,017.72. Remaining $15,353.71 or 3.90 months reserves. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-15): Per the VOD dated xxxxxx the ending balance is not $4,143. The current balance is $447.60 per the VOD. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-11): As previously noted on xxxxxx cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD. Total cash to close required per the Final CD is xxxxxx. Total verified assets including gifts (which can be used for reserves per guidelines) and EMD (which cannot be used for reserves) is $131,017.72. Remaining $15,353.71 or 3.90 months reserves.

Reviewer Comment (2025-07-10): As previously noted on xxxxxx cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD. Total cash to close required per the Final CD is xxxxxx. Total verified assets including gifts (which can be used for reserves per guidelines) and EMD (which cannot be used for reserves) is $131,017.72. Remaining $15,353.71 or 3.90 months reserves.

Reviewer Comment (2025-07-09): The gift letter and receipt provided is for $500. Borrower is still short reserves. New reserves 3.90. Cash to close is calculated as funds to close + EMD + POCB + any adjustments/gifts/1031.
															07/17/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840798	xxxxxx	33807872	xxxxxx	07/07/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves	Reviewer Comment (2025-07-17): Client designation updated to Non-QM. Condition no longer applies.

Reviewer Comment (2025-07-16): The accounts in the Seller's comments on xxxxxx were already included for $447.60 and $40,070.12. The borrower does not have sufficient reserves. Please review the comments on xxxxxx which reflect a breakdown of figures. As previously noted on xxxxxx cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD. Total cash to close required per the Final CD is xxxxxx. Total verified assets including gifts (which can be used for reserves per guidelines) and EMD (which cannot be used for reserves) is $131,017.72. Remaining $15,353.71 or 3.90 months reserves. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-15): Per the VOD dated xxxxxx the ending balance is not $4,143. The current balance is $447.60 per the VOD. Investor can elect to waive with verified compensation factors.

Reviewer Comment (2025-07-11): As previously noted on xxxxxx cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD. Total cash to close required per the Final CD is xxxxxx. Total verified assets including gifts (which can be used for reserves per guidelines) and EMD (which cannot be used for reserves) is $131,017.72. Remaining $15,353.71 or 3.90 months reserves.

Reviewer Comment (2025-07-10): As previously noted on xxxxxx cash to close is calculated as funds to close + EMD + POCB + any gifts/adjustments/1031 on the Final CD. Total cash to close required per the Final CD is xxxxxx. Total verified assets including gifts (which can be used for reserves per guidelines) and EMD (which cannot be used for reserves) is $131,017.72. Remaining $15,353.71 or 3.90 months reserves.

Reviewer Comment (2025-07-09): The gift letter and receipt provided is for $500. Borrower is still short reserves. New reserves 3.90. Cash to close is calculated as funds to close + EMD + POCB + any adjustments/gifts/1031.
															07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841299	xxxxxx	33811565	xxxxxx	07/07/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.53 is less than Guideline PITIA months reserves of 4.00.	Insufficient reserves.		Reviewer Comment (2025-07-09): PC-CD provided to match Final Closing Statement which reflects a reduction in cash to close. Reserve requirements met. Reviewer Comment (2025-07-08): The Final SS provided reflects a reduction in cash to close, however the corrected PC-CD must also be provided to reflect the correct figures charged at closing per the final SS.	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841299	xxxxxx	33811571	xxxxxx	07/07/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves.		Reviewer Comment (2025-07-09): PC-CD provided to match Final Closing Statement which reflects a reduction in cash to close. Reserve requirements met. Reviewer Comment (2025-07-08): The Final SS provided reflects a reduction in cash to close, however the corrected PC-CD must also be provided to reflect the correct figures charged at closing per the final SS.	07/09/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841299	xxxxxx	33811572	xxxxxx	07/07/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves.		Reviewer Comment (2025-07-09): PC-CD provided to match Final Closing Statement which reflects a reduction in cash to close. Reserve requirements met. Reviewer Comment (2025-07-08): The Final SS provided reflects a reduction in cash to close, however the corrected PC-CD must also be provided to reflect the correct figures charged at closing per the final SS.	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841299	xxxxxx	33836831	xxxxxx	07/07/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		If landlord is not an institution but a private party, 6 months cancelled checks or bank statements are required to support payment history. xxxxxx or other cash exchange apps are allowed if it evidences clear lender/landlord on statements.		Reviewer Comment (2025-07-11): Received 6 months payment history. Exception cleared. Reviewer Comment (2025-07-09): The condition cannot be waived. The VOR reflects landlord name as xxxxxx and VOR completed by xxxxxx. Unless it can be provide these individuals are part of a property management company, considered private.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841555	xxxxxx	33812178	xxxxxx	07/07/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 95.00000% exceeds Guideline loan to value percentage of 90.00000%.	Max per investor guidelines	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-07-08): Client elects to waive with verified compensation factors			07/08/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841555	xxxxxx	33837635	xxxxxx	07/07/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The AUS is dated post-close. Provide the pre-close AUS.		Reviewer Comment (2025-07-22): Received pre-closed AUS. Exception cleared.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838672	xxxxxx	33817517	xxxxxx	07/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor Exception - The Work Number is used in place of Form 1005. Written Verification of Employment form (xxxxxx Form 1005) completed by the employer must be obtained and analyzed.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-05): Client elects to waive with verified compensation factors			07/05/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838672	xxxxxx	33818039	xxxxxx	07/08/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HO6: Unit number is missing		Reviewer Comment (2025-07-09): Updated HO6 provided	07/09/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838672	xxxxxx	33818057	xxxxxx	07/08/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. authorized signor for seller, xxxxxx, was not included.		Reviewer Comment (2025-07-11): Received Fraud and OFAC search run on authorized signor for seller, xxxxxx. Exception cleared.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839338	xxxxxx	33824369	xxxxxx	07/08/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Total Estimate of Cost new provided on Appraisal report is xxxxxx, however dwelling coverage is xxxxxx. There is a short fall in amount of xxxxxx. There is an RCE in file, however does not have property address/policy number to verify for which property it belongs to nor does the policy code at the bottom of the document match the HOI policy.		Reviewer Comment (2025-07-21): All pages of the RCE provided with address	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839338	xxxxxx	33824501	xxxxxx	07/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2025-07-15): xxxxxx received CD dated xxxxxx	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839338	xxxxxx	33824502	xxxxxx	07/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,492.24 exceeds tolerance of $-4,660.00. Insufficient or no cure was provided to the borrower. (9300)	The Lender Credit decreased from $4,660.00 on the initial Loan Estimate to $4,492.24 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2025-07-21): xxxxxx received COC dated xxxxxx . Reviewer Comment (2025-07-15): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the lender credit was decreased. In order to determine if the changed circumstance is valid more information is necessary on reason credit decreased and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839338	xxxxxx	33824505	xxxxxx	07/08/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $180.00 exceeds tolerance of $157.00 plus 10% or $172.70. Insufficient or no cure was provided to the borrower. xxxxxx	The Recording Fee increased from $157.00 on the initial Loan Estimate to $180.00 on the final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2025-07-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Reviewer Comment (2025-07-15): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the recording fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
															07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839338	xxxxxx	33986299	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $180.00 exceeds tolerance of $157.00 plus 10% or $172.70. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2025-07-21): Sufficient Cure Provided At Closing		07/21/2025		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839864	xxxxxx	33829167	xxxxxx	07/08/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-07-17): Updated title with email title correspondence noting updates provided	07/17/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839864	xxxxxx	33829168	xxxxxx	07/08/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal: xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-18): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-17): No new documents received for the appraisal correction. Please try uploading again.			07/18/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839864	xxxxxx	33844996	xxxxxx	07/08/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: xxxxxx		Reviewer Comment (2025-07-17): Updated title with email title correspondence noting updates provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	838683	xxxxxx	33829169	xxxxxx	07/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-07-16): Received UDM dated xxxxxx . Exception cleared.	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840772	xxxxxx	33827190	xxxxxx	07/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-07-11): Gap report provided Reviewer Comment (2025-07-11): The order date is the timing for credit reports which is 5.23.2025 and greater than 30 days prior to closing. Provide the gap report dated within 30 days or anytime after.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840772	xxxxxx	33845144	xxxxxx	07/09/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Provide the RCE. Coverage must be at minimum 80% of the insured value. Estimated cost new not on appraisal.	Reviewer Comment (2025-07-21): Updated HOI and RCE provided

Reviewer Comment (2025-07-16): The HOI provided is not for the subject property

Reviewer Comment (2025-07-14): Please review comments from xxxxxx  The 4/2025 guidelines do not allow coverage of the loan amount. The guidelines only allow coverage of the loan amount granted it covers 80% of the insured value. Provide the RCE as the estimated cost new was not provided on the appraisal.

Reviewer Comment (2025-07-11): The same policy was provided that was in file at time of review. Please review the original comments. The guidelines only allow coverage of the loan amount granted it covers 80% of the insured value. Provide the RCE.
															07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839910	xxxxxx	33829081	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The page 4 of Final CD / Post CD is incomplete as the loan 'will have an escrow account' is not completed. There is no check box on 'you declined' or 'your lender does not offer'.		Reviewer Comment (2025-07-11): xxxxxx received Letter of Explanation & Corrected Closing Disclosure.		07/11/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839910	xxxxxx	33829084	xxxxxx	07/09/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-07-11): Received Final Title policy. Exception cleared.	07/11/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839910	xxxxxx	33829089	xxxxxx	07/09/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-07-11): Received Final Title policy. Exception cleared.	07/11/2025			1	B	A	B	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841879	xxxxxx	33826980	xxxxxx	07/09/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal transfer letter not provided and copy of invoice.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-06): Client elects to waive with verified compensation factors			07/06/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	A	A	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840701	xxxxxx	33828555	xxxxxx	07/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-11): Received Undisclosed Debt Monitoring (UDM) report. Exception cleared.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840701	xxxxxx	33860862	xxxxxx	07/09/2025	Compliance	Compliance	State Compliance	State HPML	xxxxxx Subprime Home Loan Threshold Fixed Compliant	xxxxxx Subprime Loan: APR on subject loan of 8.74697% or Final Disclosure APR of 8.76500% is in excess of allowable threshold of Prime Mortgage Market Rate 6.84000 + 1.75%, or 8.59000%. Compliant SubPrime Loan.			Reviewer Comment (2025-07-10): Client elects to waive			07/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	(Limited Use Bona Fide Errors - Compliance and Client Approval Required) With no time limit for which a cure may be made, provide: (1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) Letter of Explanation to borrower; (5) refund of amount over the subprime home loan threshold maximum; and (6) proof of mailing (must be in transit with courier). Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839758	xxxxxx	33850417	xxxxxx	07/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-15): Received Credit Report - Gap. Exception cleared.	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839758	xxxxxx	33860989	xxxxxx	07/09/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx EA license verification	P&L program requires preparer's license verification.		Reviewer Comment (2025-07-10): EA license verification provided	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839758	xxxxxx	33860990	xxxxxx	07/09/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx; Disbursement date: xxxxxx; Note date: xxxxxx; Transaction date: xxxxxx	HO6: Dry State: The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.		Reviewer Comment (2025-07-14): Updated HO6 provided	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839758	xxxxxx	33860991	xxxxxx	07/09/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HO6: Missing ISAOA		Reviewer Comment (2025-07-15): Updated HO6 provided Reviewer Comment (2025-07-14): The updated HO6 still does not reflect the ISAOA	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839758	xxxxxx	33861004	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income documents		Reviewer Comment (2025-07-10): EA license verification provided	07/10/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839758	xxxxxx	33861005	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income documents		Reviewer Comment (2025-07-10): EA license verification provided	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840359	xxxxxx	33848721	xxxxxx	07/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided				Reviewer Comment (2025-07-11): Received Note - Senior Lien. Exception cleared.	07/11/2025			1	D	A	D	A	D	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840359	xxxxxx	33849707	xxxxxx	07/09/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal has city as xxxxxx and Note has xxxxxx.		Reviewer Comment (2025-07-14): Updated appraisal and CU provided	07/14/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840359	xxxxxx	33849715	xxxxxx	07/09/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840359	xxxxxx	33864494	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	Other TILA Violations	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.	Per the NMLS, the LO's license was inactive from xxxxxx xxxxxx 25. The LO's license must be active from time of application through loan closing. Provide an attestation from the LO for review that reflects if any business was conducted on the loan during the inactive period.		Reviewer Comment (2025-07-16): Cleared based on attestation that LO did not conduction origination activity during time license was inactive. Reviewer Comment (2025-07-14): An unexecuted LOE not on company letter head is not acceptable.	07/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840597	xxxxxx	33838572	xxxxxx	07/09/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-07-18): Received Final Title policy. Exception cleared.	07/18/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840597	xxxxxx	33838573	xxxxxx	07/09/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-07-18): Received Final Title policy. Exception cleared.	07/18/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840597	xxxxxx	33838575	xxxxxx	07/09/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Per Fraud report under loan registry search and 1003 in file, the borrower recently purchased another property at xxxxxx. Provide Final CD or first payment letter to verify the PITIA.		Reviewer Comment (2025-07-16): Received Final CD, Note, Insurance document to verify the PITIA of the property. Exception cleared.	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840597	xxxxxx	33851250	xxxxxx	07/09/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception in file to allow for property having a xxxxxx square foot addition to the house. Comments on page 8 of appraisal.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-08): Client elects to waive with verified compensation factors			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840597	xxxxxx	33851395	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or xxxxxx)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840758	xxxxxx	33835950	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.31342% or Final Disclosure APR of 10.35900% is equal to or greater than the threshold of APOR 6.89% + 1.5%, or 8.39000%. Non-Compliant Higher Priced Mortgage Loan.	Appraisal delivery in file dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed received dated is xxxxxx which is not within 3 business days prior to closing.		Reviewer Comment (2025-07-21): Email from borrower stating what date appraisal was received. Reviewer Comment (2025-07-16): The same document was provided that was in file at time of review. Please review the original condition comments. Appraisal delivery in file dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed received dated is xxxxxx which is not within 3 business days prior to closing.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840758	xxxxxx	33835953	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Appraisal delivery in file dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed received dated is xxxxxx which is not within 3 business days prior to closing.		Reviewer Comment (2025-07-21): Email from borrower stating what date appraisal was received. Reviewer Comment (2025-07-16): The same document was provided that was in file at time of review. Please review the original condition comments. Appraisal delivery in file dated xxxxxx with no evidence of borrower receipt. 3 day mailbox rule applied. Presumed received dated is xxxxxx which is not within 3 business days prior to closing.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840758	xxxxxx	33835985	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $158.00 exceeds tolerance of $125.00. Insufficient or no cure was provided to the borrower. (7520)	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $158.00 exceeds tolerance of $125.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-07-17): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-07-16): xxxxxx Received Corrected LOE, Copy of refund Check, Proof of Mailing; however, CD is dated xxxxxx which is same date as Final CD. Provide corrected PCCD dated after Final CD. Reviewer Comment (2025-07-14): xxxxxx received payment request letter but cure requirements include LOE, corrected CD, proof of mailing and copy of refund check. Please provide cure docs for remediation.		07/17/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840758	xxxxxx	33852033	xxxxxx	07/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-07-15): Received updated Fraud Report. Fraud and OFAC search run on the seller. Exception cleared.	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840237	xxxxxx	33845141	xxxxxx	07/09/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Housing history for the subject property does not appear on credit. Per investor overlays, provide a copy of the Note or Mortgage statement along with 6 months borrower pay history. Creditor Pay history and Payoff provided.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-07-25): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-23): Lender would like to waive. Assigned to investor. Reviewer Comment (2025-07-21): Received VOM and Note. Proof of borrower’s payment for the most recent 6-months is required. Exception remains.			07/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	841605	xxxxxx	33838657	xxxxxx	07/09/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Disaster Name: xxxxxx Disaster Declaration Date: xxxxxx Disaster End Date: xxxxxx		Reviewer Comment (2025-07-17): PDI provided dated 7.10.2025: No damage	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841605	xxxxxx	33838682	xxxxxx	07/09/2025	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided		Must support $203.96 monthly for the first 10 years as listed on the Final 1003.		Reviewer Comment (2025-07-14): Received PMI for subject property. Exception cleared.	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841605	xxxxxx	33838765	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx)	2022 personal and business returns only provided.		Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841605	xxxxxx	33838801	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 reflects an escrow account was established, however page 2 does not.		Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841605	xxxxxx	33838802	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 reflects an escrow account was established, however page 2 does not.		Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841605	xxxxxx	33862587	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $52.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7571)	The COC only states fee was added. Does not give a sufficient reason as to why fee was added or when it was discovered fee was needed.		Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841605	xxxxxx	33862623	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $964,870.36 is over disclosed by $458.00 compared to the calculated Amount Financed of $964,412.36 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Amount Financed in the amount of $964,870.36 is over disclosed by $458.00 compared to the calculated Amount Financed of $964,412.36		Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841605	xxxxxx	33862624	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,432,013.75 is under disclosed by $458.00 compared to the calculated Finance Charge of $1,432,471.75 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The disclosed Finance Charge in the amount of $1,432,013.75 is under disclosed by $458.00 compared to the calculated Finance Charge of $1,432,471.75		Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841604	xxxxxx	33838938	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $127.67 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)	Cure nor valid COC provided		Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841604	xxxxxx	33838939	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,825.00 exceeds tolerance of $2,803.00. Insufficient or no cure was provided to the borrower. (8304)	Cure nor valid COC provided		Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841604	xxxxxx	33839064	xxxxxx	07/09/2025	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx			Reviewer Comment (2025-07-16): VVOE provided Reviewer Comment (2025-07-10): The VVOE referenced in the comments on xxxxxx is for the secondary job with xxxxxx. This is for the job with xxxxxx.	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841604	xxxxxx	33853770	xxxxxx	07/09/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 95.00000% exceeds Guideline loan to value percentage of 90.00000%.	Max per investor guidelines.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors			07/10/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838313	xxxxxx	33837190	xxxxxx	07/09/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-07-11): Updated title provided	07/11/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838313	xxxxxx	33837240	xxxxxx	07/09/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-11): Received E-sign Consent Agreement. Exception cleared.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838313	xxxxxx	33837290	xxxxxx	07/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. • Any new tradeline with a balance must be included in determining the DTI ratio.		Reviewer Comment (2025-07-14): Received Credit refresh report dated xxxxxx . Exception cleared.	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838313	xxxxxx	33920700	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2025-07-17): Client elects to waive. 442 provided dated 7.15.2025: No Damage Reviewer Comment (2025-07-16): The document provided is a 442 for construction and does not reference the disaster.			07/17/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839705	xxxxxx	33839245	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,125.00 exceeds tolerance of $1,100.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-07-03): Sufficient Cure Provided At Closing		07/03/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840054	xxxxxx	33840952	xxxxxx	07/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Provide the 1008 with UW name or Lender's Approval with conditions.		Reviewer Comment (2025-07-10): Approval provided	07/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840054	xxxxxx	33840974	xxxxxx	07/09/2025	Compliance	Compliance	State Compliance	State HPML	xxxxxx HPML Threshold Test Compliant	xxxxxx Higher-Priced Mortgage Loan: APR on subject loan of 11.50669% or Final Disclosure APR of 11.53500% is equal to or greater than the threshold of APOR 6.88% + 3.5%, or 10.38000% Compliant Higher Priced Loan.			Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	A	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840724	xxxxxx	33841681	xxxxxx	07/09/2025	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2025-07-08): Client elect to waive			07/08/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840724	xxxxxx	33841768	xxxxxx	07/09/2025	Credit	Employment	Miscellaneous	Employment	The verification of employment was not obtained within 10 days of the note date.	Borrower: xxxxxx // Employment Type: Employment / Income Type: Wages / Start date: xxxxxx			Reviewer Comment (2025-07-10): TWN was provided	07/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840724	xxxxxx	33841788	xxxxxx	07/09/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-08): Client elects to waive			07/08/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840724	xxxxxx	33841880	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Neither box, declined or lender does not offer, were not checked.		Reviewer Comment (2025-07-16): xxxxxx Received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-14): xxxxxx received Post Closing Disclosure did not designate a reason on Page 4 " Escrow Account - Will Not Have an Escrow Account Because" - reason was missing and not marked as "declined" or "lender does not offer". Letter of Explanation and Corrected CD required to cure. Reviewer Comment (2025-07-11): SitusMAC received PCCD but the page #4 is still incorrect. Escrow Reason not selected. Please provide corrected PCCD and LOE to cure.		07/16/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840724	xxxxxx	33841881	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2025-07-11): xxxxxx received earliest e-consent dated xxxxxx .	07/11/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840724	xxxxxx	33841891	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,772.25 exceeds tolerance of $1,332.00 plus 10% or $1,465.20. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2025-07-11): xxxxxx received COC dated xxxxxx .	07/11/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	840724	xxxxxx	33862316	xxxxxx	07/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-10): Gap provided	07/10/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840724	xxxxxx	33864709	xxxxxx	07/09/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Application Date	Alternate source used for application date		Initial 1003 not provided / signed and dated by xxxxxx. Utilized application date listed on fraud report.		Reviewer Comment (2025-07-08): Client elect to waive			07/08/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840724	xxxxxx	33864805	xxxxxx	07/09/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Occupancy Cert - Refinance only not checked.		Reviewer Comment (2025-07-10): Updated occupancy cert provided	07/10/2025			1	C	A	C	A	C	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840724	xxxxxx	33899288	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $832.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $832.00 exceeds tolerance of $0.00		Reviewer Comment (2025-07-16): xxxxxx Received Valid COC dated xxxxxx . Reviewer Comment (2025-07-14): xxxxxx received COC dated xxxxxx however the fee increased on LE dated xxxxxx for $832.Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.	07/16/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835323	xxxxxx	33863003	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $534.38 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7335)			Reviewer Comment (2025-07-08): Sufficient Cure Provided At Closing		07/08/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	835323	xxxxxx	33863062	xxxxxx	07/09/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-07-11): xxxxxx acres per updated document provided. Tax cert reflects xxxxxx.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835323	xxxxxx	33863067	xxxxxx	07/09/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence of free and clear.		Reviewer Comment (2025-07-10): Evidence of free and clear provided	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835323	xxxxxx	33863114	xxxxxx	07/09/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-10): UDM provided	07/10/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	835323	xxxxxx	33864032	xxxxxx	07/09/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). If tested as primary residence, loan exceeds one or more high cost thresholds.	Initial 1003 reflects primary and dec page reflects intent to occupy. Provide attestation on error or events of change.		Reviewer Comment (2025-07-11): Lender attestation provided regarding series of events and attesting final designation as second home which matches final CD Reviewer Comment (2025-07-10): The COC provided reflects change from investment to second home. The initial 1003 provided reflects primary and dec page intent to occupy. Provide the attestation on error.	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841178	xxxxxx	33874845	xxxxxx	07/10/2025	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		LOE in file which reflects property on xxxxxx is owned by the borrower and is a mobile home for their mother in law. Stated financing statement was attached but not found in file. Provide the financing statement as well as updated 1003/1008 adding the debt to the ratios.		Reviewer Comment (2025-07-14): Updated 1003/1008, mortgage statement with taxes escrowed and HOI provided. History is on credit.	07/14/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840606	xxxxxx	33842524	xxxxxx	07/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-07-11): Gap report provided	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840606	xxxxxx	33863620	xxxxxx	07/10/2025	Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		Final stamped or executed sellers closing statement for departing residence on xxxxxx not provided. Esimate only in file.		Reviewer Comment (2025-07-11): Final closing statement provided	07/11/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840790	xxxxxx	33842670	xxxxxx	07/10/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx/xxxxxx form and does not contain the standard Due on Sale clause.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-09): Client elects to waive			07/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840790	xxxxxx	33864080	xxxxxx	07/10/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the mortgage statement to verify taxes and insurance are escrowed. If not, provide the HOI.		Reviewer Comment (2025-07-14): Received Final CD, Note and HOI Policy to verify the PITIA for the property. Exception cleared.	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840790	xxxxxx	33864090	xxxxxx	07/10/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Provide the mortgage statement to verify taxes and insurance are escrowed. If not, provide the HOI.		Reviewer Comment (2025-07-14): Received Final CD, Note and HOI policy to verify the PITIA for the property. Exception cleared.	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840790	xxxxxx	33864096	xxxxxx	07/10/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement, Other, Statement	1) Per LOE, this is a new purchase. Provide evidence of PITIA via Final CD or First Payment Letter 2) Provide the lease agreement for use of rental income and 3) Provide the 1007 or rent + security deposit for use of rental income		Reviewer Comment (2025-07-22): Received 1007. Exception cleared. Reviewer Comment (2025-07-18): Received Lease agreement. Provide the 1007 or rent + security deposit for use of rental income. Exception remains. Reviewer Comment (2025-07-14): Received Final Closing Statement, Note and HOI Policy. 1.Provide the lease agreement for use of rental income. 2. Provide the 1007 or rent + security deposit for use of rental income. Exception remains.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840790	xxxxxx	33877603	xxxxxx	07/10/2025	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		PPP addendum to the Note does not reflect the Trust, only individual.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-09): Client elects to waive			07/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	835251	xxxxxx	33823047	xxxxxx	05/01/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Request Exception for xxxxxx Units less than 600 sq Ft	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2025-05-01): Client elects to waive with compensating factors.			05/01/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	835251	xxxxxx	33823048	xxxxxx	05/01/2025	Credit	Guideline	Guideline Issue	Guideline	Interest Only period does not meet the guideline requirements.	Interest Only Period: 359.	The note indicates the IO term is for 360 months along with a balloon payment disclosure, however there is additional indications in the file that the IO period is for 120 months. Please provide clarification and possible corrected note.		Reviewer Comment (2025-05-05): Provided corrective addendum which states interest only period is 120 days. Exception cleared.	05/05/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839769	xxxxxx	33874577	xxxxxx	07/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: xxxxxx Vs. xxxxxx.		Reviewer Comment (2025-07-16): Later dated updated title provided	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839769	xxxxxx	33874650	xxxxxx	07/10/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.88 is less than Guideline PITIA months reserves of 6.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-16): Client elects to waive with verified compensation factors			07/16/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839769	xxxxxx	33874666	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-07-16): Loan designation updated to Non-QM. Condition no longer applies.	07/16/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839769	xxxxxx	33874667	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-07-16): Loan designation updated to Non-QM. Condition no longer applies.	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840708	xxxxxx	33850968	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx did not disclose the Lender's NMLS ID number		Reviewer Comment (2025-07-16): xxxxxx received PCCD.		07/16/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839913	xxxxxx	33855301	xxxxxx	07/10/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide a copy of Note, Final CD or first payment letter for the property at xxxxxx. This appears to be a new loan and 1008 for loan was provided only.		Reviewer Comment (2025-07-16): Received Note and Final Closing Disclosure to verify PITIA. Exception cleared.	07/16/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839913	xxxxxx	33877928	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).	Initial 1003, dec page, reflects intent to occupy		Reviewer Comment (2025-07-09): Client elects to waive			07/09/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839573	xxxxxx	33851189	xxxxxx	07/10/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-10): The client elects to waive. The LTV is calculated from two AVM values and meets guideline requirements			07/10/2025	2	A	A	A	A	A	A	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839573	xxxxxx	33851264	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $84.00 exceeds tolerance of $43.00 plus 10% or $47.30. Sufficient or excess cure was provided to the borrower. xxxxxx	Lender Cure of $36.70 is reflecting on Post closed CD dated xxxxxx .		Reviewer Comment (2025-07-07): Sufficient Cure Provided within 60 Days of Closing		07/07/2025		1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839573	xxxxxx	33851276	xxxxxx	07/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided		Investor exception in file	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors			07/10/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839573	xxxxxx	33886465	xxxxxx	07/10/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	HOA Error: HOA dues not provided.		Lender utilized $75/month, however evidence of amount was not provided.		Reviewer Comment (2025-07-11): Evidence of HOA dues provided	07/11/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840686	xxxxxx	33860291	xxxxxx	07/10/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for HOA questionnaire does not specify investment concentration.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-10): Client elects to waive with verified compensation factors			07/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	A	A	B	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840686	xxxxxx	33886689	xxxxxx	07/10/2025	Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	The appraisal revealed property damage.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Engineering Report: The building is safe to inhabit however there are xxxxxx that are required. xxxxxx which included xxxxxx, xxxxxx and xxxxxx. The deterioration is a result of xxxxxx. The additional report also notes some items in xxxxxx. Investor to advise if they are accepting.		Reviewer Comment (2025-07-14): Per client email, they are not requiring any other xxxxxx noted in the report. Requested clearance. Reviewer Comment (2025-07-14): The LOE from the HOA is for the xxxxxx. The additional report in file noted other times in fair to poor condition. Investor to advise if they are accepting as-is.	07/14/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	A	A	B	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840983	xxxxxx	33887222	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $14,400.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (73109)	COC states rate lock and LPC changed to BPC. Locking the rate would not change LPC to BPC.		Reviewer Comment (2025-07-14): xxxxxx received valid COC dated xxxxxx	07/14/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840241	xxxxxx	33853433	xxxxxx	07/10/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,422.26 exceeds tolerance of $-1,478.00. Insufficient or no cure was provided to the borrower. (9300)	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,422.26 exceeds tolerance of $-1,478.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2025-07-21): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-07-17): xxxxxx received LOE, copy of refund check. Missing PCCD. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure. Reviewer Comment (2025-07-15): xxxxxx received rebuttal comment refund is required for reducing the lender credit. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.		07/21/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840241	xxxxxx	33853434	xxxxxx	07/10/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx/xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-09): Client elects to waive			07/09/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840241	xxxxxx	33853435	xxxxxx	07/10/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-07-15): Received Short Form Policy. Exception cleared.	07/15/2025			1	A	A	A	A	A	A	N/A	N/A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840241	xxxxxx	33853438	xxxxxx	07/10/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-07-15): Received Short Form Policy. Exception cleared.	07/15/2025			1	B	A	B	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840241	xxxxxx	33853449	xxxxxx	07/10/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-09): The client elects to waive. The LTV is calculated using a drive-by appraisal and an AVM and meets guideline requirements			07/09/2025	2	A	A	A	A	A	A	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840241	xxxxxx	33855158	xxxxxx	07/10/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The provided occupancy certificate in file does not have the 'Refinance Only' section completed. Provide an updated occupancy certificate reflecting the 'Refinance Only' section completed.		Reviewer Comment (2025-07-17): Received corrected occupancy certificate. Exception cleared.	07/17/2025			1	C	A	C	A	C	A	N/A	N/A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840241	xxxxxx	33878726	xxxxxx	07/10/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Investor exception in file for seasoning. Min of 6 months must pass before loan is eligible for new cash out loan.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-09): Client elects to waive with verified compensation factors			07/09/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840241	xxxxxx	33878908	xxxxxx	07/10/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Second lien does not appear on credit report being paid through closing. Recent loan from xxxxxx . Payoff provided. Provide a copy of the Note or Mortgage Statement.		Reviewer Comment (2025-07-14): Received Note. Exception cleared.	07/14/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840689	xxxxxx	33861259	xxxxxx	07/11/2025	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 reflects subject property as Investment property within the REO section, however transaction is a Second Home. Provide the corrected 1003 to reflect the correct occupancy.		Reviewer Comment (2025-07-16): Updated 1003 provided	07/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840689	xxxxxx	33861263	xxxxxx	07/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-15): Received Credit Report - Gap. Exception cleared.	07/15/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840689	xxxxxx	33861279	xxxxxx	07/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note - Senior Lien not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-28): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-15): The document provided is a DOT ARM Ride for the senior lien which is not sufficient. The guidelines require a copy of the original lien senior note.			07/28/2025	2	D	B	D	B	D	B	N/A	N/A	D	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840689	xxxxxx	33861416	xxxxxx	07/11/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-11): The client elects to waive. The LTV is calculated using a drive-by appraisal and an AVM and meets guideline requirements			07/11/2025	2	A	A	A	A	A	A	N/A	N/A	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840689	xxxxxx	33861435	xxxxxx	07/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Borrower is purchasing new primary property located at xxxxxx in xxxxxx. Provide the Final CD or First Payment Letter to verify PITIA.		Reviewer Comment (2025-07-15): Received First Payment Letter to verify PITIA. Exception cleared.	07/15/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840689	xxxxxx	33861608	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $10.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	The Collateral Desktop Analysis Fee was not disclosed on the initial Loan Estimate and was charged $10.00 on the Final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2025-07-30): xxxxxx Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2025-07-23): xxxxxx received rebuttal, however we require additional information on when lender became aware of the change as AVM is dated xxxxxx and 2055 is dated xxxxxx . Please provide additional supporting information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2025-07-17): xxxxxx received rebuttal. However, the Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the Collateral Desktop fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2025-07-16): xxxxxx Final CD dated xxxxxx and PCCD xxxxxx does not reflect any cure amount under section J. PCCD dated xxxxxx reflects general lender credit of $552.50 and this cannot be considered as Cure amount. Provide Cure Docs. Cure Docs Consists of PCCD, LOE, Refund Check and Proof of Mailing.
																07/30/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840689	xxxxxx	33890537	xxxxxx	07/11/2025	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) Security Instrument Error: Notary Date was not provided		Notary date not present, estimated consummation date used for testing purposes. Provide the notary page.		Reviewer Comment (2025-07-14): Notary page provided	07/14/2025			1	B	A	B	A	B	A	N/A	N/A	B	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840689	xxxxxx	33905175	xxxxxx	07/11/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide the RCE		Reviewer Comment (2025-07-24): Per client email, accepting estimated cost new on the 2055E to support adequate coverage. Reviewer Comment (2025-07-18): Condition is not invalid. There is no RCE in file and the AVM does not reflect the estimated cost new.	07/24/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		D	B	D	B	C	B	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838488	xxxxxx	33861775	xxxxxx	07/11/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2	Note date: xxxxxx; Lien Position: 1			Reviewer Comment (2025-07-15): Received Secondary appraisal. Exception cleared.	07/15/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838488	xxxxxx	33861790	xxxxxx	07/11/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-07-15): Title supplement provided	07/15/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838488	xxxxxx	33885799	xxxxxx	07/11/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		2nd Appraisal required for loans > $2,000,000. 2nd apprasial is missing from the loan file.		Reviewer Comment (2025-07-15): Received Secondary appraisal. Exception cleared.	07/15/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838488	xxxxxx	33886183	xxxxxx	07/11/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Title - Notary Fee	Notary fee reflects TBD. Notary fee was removed on post closing CD.		Reviewer Comment (2025-07-10): Client elects to waive			07/10/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838488	xxxxxx	33891510	xxxxxx	07/11/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided	Provide the deed from the LLC to the borrowers.	Reviewer Comment (2025-07-28): Recission period ended. Rescission re-opened.

Reviewer Comment (2025-07-24): Received new executed RTC forms re-opening rescission (which evidences delivery) along with LOE since deed executed is post-close. Condition cannot be cleared until after rescission period ends. Re-queue condition on xxxxxx

Reviewer Comment (2025-07-23): As noted on xxxxxx: The deed transferring the property back to the individuals is dated post-close. The condition cannot be cleared.

Reviewer Comment (2025-07-17): The deed transferring the property back to the individuals is dated post-close.

Reviewer Comment (2025-07-15): Please review the Security Instrument and the Note. The loan closed in individuals, not the LLC. Provide the deed transferring from the LLC to the individuals. If the loan was supposed to close under the LLC, then all documents are incorrect.

Reviewer Comment (2025-07-14): The condition cannot be waived and deed was not provided. Please review the original condition. Provide the deed from the LLC to the borrowers. The deed provided is from the borrower to the LLC and is dated xxxxxx.
															07/28/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838488	xxxxxx	33891583	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Unable to test RTC expiration date due to missing information.	Both RTC forms do not have the expiration date list. Re-opening of rescission is required.	Reviewer Comment (2025-07-28): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided

Reviewer Comment (2025-07-24): Received new executed RTC forms re-opening rescission (which evidences delivery) along with LOE. Condition cannot be cured until after rescission period ends. Re-queue condition on xxxxxx

Reviewer Comment (2025-07-17): The LOE from the borrower is not acceptable. It is not in question when the forms were signed and dated but the expiration date that was omitted and added to the already signed forms.

Reviewer Comment (2025-07-16): A print date cannot be added to the already signed forms. If this was a new form signed on xxxxxx at the same time, provide an attestation for this, otherwise rescission will need to be reopened.
																07/28/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	838488	xxxxxx	33891589	xxxxxx	07/11/2025	Compliance	Compliance	Miscellaneous Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	(Doc Error) RTC Error: Right to Cancel expiration date is blank.		Both RTC forms do not have the expiration date list. Re-opening of rescission is required.		Reviewer Comment (2025-07-28): Letter of Explanation, Proof of Delivery, and Re-open Rescission provided		07/28/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841283	xxxxxx	33861661	xxxxxx	07/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		All parties to the transaction were not included. The Seller, xxxxxx, is missing.		Reviewer Comment (2025-07-18): Received Sam.gov for seller, xxxxxx. Exception cleared. Reviewer Comment (2025-07-15): Received fraud report however SAM.gov is not run. Provide SAM.gov. Excepted remains.	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841283	xxxxxx	33862366	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $30.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)			Reviewer Comment (2025-07-08): Sufficient Cure Provided At Closing		07/08/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841976	xxxxxx	33889196	xxxxxx	07/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participant, authorized signor for seller, xxxxxx, was not included in the report.		Reviewer Comment (2025-07-15): Received updated Fraud Report. Fraud and OFAC search run on the seller. Exception cleared.	07/15/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841976	xxxxxx	33890658	xxxxxx	07/11/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.49 is less than Guideline PITIA months reserves of 4.00.			Reviewer Comment (2025-07-17): Updated account statement for xxxxxx provided reflecting ending balance after transfer of $150K dated prior to closing. Loan now has sufficient reserves. Reviewer Comment (2025-07-14): The condition cannot be waived. $150,000 was transferred to xxxxxx on xxxxxx from xxxxxx post-statement which exceeds the balance in the account.	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841976	xxxxxx	33890682	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-07-17): Updated account statement for xxxxxx provided reflecting ending balance after transfer of $150K dated prior to closing. Loan now has sufficient reserves. Reviewer Comment (2025-07-14): The condition cannot be waived. $150,000 was transferred to xxxxxx on xxxxxx from xxxxxx post-statement which exceeds the balance in the account.	07/17/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841976	xxxxxx	33890683	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-07-17): Updated account statement for xxxxxx provided reflecting ending balance after transfer of $150K dated prior to closing. Loan now has sufficient reserves. Reviewer Comment (2025-07-14): The condition cannot be waived. $150,000 was transferred to xxxxxx on xxxxxx from xxxxxx post-statement which exceeds the balance in the account.	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841243	xxxxxx	33862909	xxxxxx	07/11/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	1003 relfects borrower rents current primary. Provide the 12 month housing history.	Reviewer Comment (2025-07-29): Received VOR for primary residence. Exception cleared.

Reviewer Comment (2025-07-23): Received Lease agreement for borrower's current primary, however per guidelines a VOR is required to verify the rental history. Exception remains.

Reviewer Comment (2025-07-17): Received same bank statement which was already in file. Provide a third-party VOR is required for any file when the borrower is currently renting. Exception remains.

Reviewer Comment (2025-07-16): Received bank statement reflecting transfer to landlord. However, per guidelines A third-party VOR is required for any file when the borrower is currently renting. Exception remains.
															07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841243	xxxxxx	33863235	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2025-07-11): Client elects to waive			07/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841243	xxxxxx	33863237	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender NMLS ID).		Reviewer Comment (2025-07-18): xxxxxx received PCCD and LOE.		07/18/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841243	xxxxxx	33863439	xxxxxx	07/11/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.54 is less than Guideline PITIA months reserves of 6.00.	Reviewer Comment (2025-07-28): Additional assets provided

Reviewer Comment (2025-07-22): Condition does not pertain to short funds to close or down payment. Gift funds, EMD, nor POCB fees can be used for reserves, only funds to close. Assets are limited to the borrower's current ownership %. Access letter has no bearing on this nor CPA letter have any bearing on this as the guidelines state Business accounts may be considered for assets. Consumer Purpose Loans: The amount of business assets that may be utilized is limited to the borrower’s ownership percentage in the business. The Seller's comments show they are trying to use 100% of the account.

Reviewer Comment (2025-07-17): The LOE is not acceptable. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. Reserves required is 6 vs. 3 per full guidelines for FTHB. Total funds to close $258,138.61. Total verified assets including gift, emd and POCB (in which these cannot be used for reserves) is $270,243.55. Business funds are limited to the borrowers ownership % for xxxxxx which is 70%.
															07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841243	xxxxxx	33863540	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves	Reviewer Comment (2025-07-28): Additional assets provided

Reviewer Comment (2025-07-22): Condition does not pertain to short funds to close or down payment. Gift funds, EMD, nor POCB fees can be used for reserves, only funds to close. Assets are limited to the borrower's current ownership %. Access letter has no bearing on this nor CPA letter have any bearing on this as the guidelines state Business accounts may be considered for assets. Consumer Purpose Loans: The amount of business assets that may be utilized is limited to the borrower’s ownership percentage in the business. The Seller's comments show they are trying to use 100% of the account.

Reviewer Comment (2025-07-17): The LOE is not acceptable. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. Reserves required is 6 vs. 3 per full guidelines for FTHB. Total funds to close $258,138.61. Total verified assets including gift, emd and POCB (in which these cannot be used for reserves) is $270,243.55. Business funds are limited to the borrowers ownership % for xxxxxx which is 70%.
															07/28/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841243	xxxxxx	33863541	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves	Reviewer Comment (2025-07-28): Additional assets provided

Reviewer Comment (2025-07-22): Condition does not pertain to short funds to close or down payment. Gift funds, EMD, nor POCB fees can be used for reserves, only funds to close. Assets are limited to the borrower's current ownership %. Access letter has no bearing on this nor CPA letter have any bearing on this as the guidelines state Business accounts may be considered for assets. Consumer Purpose Loans: The amount of business assets that may be utilized is limited to the borrower’s ownership percentage in the business. The Seller's comments show they are trying to use 100% of the account.

Reviewer Comment (2025-07-17): The LOE is not acceptable. Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. Reserves required is 6 vs. 3 per full guidelines for FTHB. Total funds to close $258,138.61. Total verified assets including gift, emd and POCB (in which these cannot be used for reserves) is $270,243.55. Business funds are limited to the borrowers ownership % for xxxxxx which is 70%.
															07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841243	xxxxxx	33890969	xxxxxx	07/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, seller, xxxxxx, and settlement agent, xxxxxx, were not included in the report.		Reviewer Comment (2025-07-21): Received updated Fraud Report. Fraud and OFAC search run on the settlement agent and seller. Exception cleared.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841243	xxxxxx	33907686	xxxxxx	07/11/2025	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Per matrix Rural property allowed up to 20 acres with LTV/FICO restrictions that were met. However, full guidelines state Rural properties are not allowed.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-17): investor will need to approve due to the conflicting guidelines and matrix. Assigned to investor.			07/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841062	xxxxxx	33873522	xxxxxx	07/11/2025	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence to verify ownership and ownership percentage of business xxxxxx (needed for closing/reserves).		Reviewer Comment (2025-08-01): EIN provided reflecting sole member Reviewer Comment (2025-07-28): Received Business Entity Listing and Articles of organization. However the document requested is for the ownership percentage of business, provide Operating Agreement. Exception remains. Reviewer Comment (2025-07-17): Received Business Entity Listing however the ownership % is missing. Provide of ownership % in xxxxxx. Funds limited to the borrower's ownership %. Exception remains.	08/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842060	xxxxxx	33835882	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Evidence of appraisal receipt not provided.		Reviewer Comment (2025-06-23): Provided and cleared. Reviewer Comment (2025-06-17): Trailing doc shows borrower did NOT waive timing rights. Exception remains.	06/23/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842060	xxxxxx	33835883	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.80213% or Final Disclosure APR of 10.40200% is equal to or greater than the threshold of APOR 6.92% + 1.5%, or 8.42000%. Non-Compliant Higher Priced Mortgage Loan.	Evidence of appraisal receipt not provided.		Reviewer Comment (2025-06-23): Provided and cleared.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842060	xxxxxx	33835884	xxxxxx	06/16/2025	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Evidence of appraisal receipt not provided.		Reviewer Comment (2025-06-23): Provided and cleared.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840644	xxxxxx	33879426	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)			Reviewer Comment (2025-07-23): xxxxxx received LE dated xxxxxx . Reviewer Comment (2025-07-16): The timing for the LE under § 1026.19(e)(1)(iii) is three business days from application. Initial LE issued xxxxxx . On this loan, the LE should have been issued within 3 business days of the broker application date of xxxxxx .	07/23/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840644	xxxxxx	33879439	xxxxxx	07/11/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Seven Day Waiting Period	TILA-RESPA Integrated Disclosure: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2025-07-23): xxxxxx received LE dated xxxxxx . Reviewer Comment (2025-07-16): xxxxxx received Changed circumstance. However, this does not address this timing violation. Initial LE issued xxxxxx, executed on xxxxxx was not received 7 business days prior to the xxxxxx consummation date.	07/23/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840644	xxxxxx	33879491	xxxxxx	07/11/2025	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2025-07-16): E-consent provided	07/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840644	xxxxxx	33879528	xxxxxx	07/11/2025	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. No appraisal or hybrid interior appraisal was provided with an effective date between application date and note date. Sec ID: 370	Note date: xxxxxx; Lien Position: 2	Per client xxxxxx guidelines full appraisal is not required.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-11): The client elects to waive. The LTV is calculated using a drive-by appraisal and an AVM and meets guideline requirements			07/11/2025	2	A	A	A	A	A	A	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840644	xxxxxx	33905609	xxxxxx	07/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Two additional mortgage liens noted on title reflecting prior owner and under investigation.		Reviewer Comment (2025-07-16): Supplement provided omitting liens in question.	07/16/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840644	xxxxxx	34013880	xxxxxx	07/23/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)			Reviewer Comment (2025-07-25): xxxxxx Received Initial loan estimate dated xxxxxx .	07/25/2025			1		A		A		A	N/A	N/A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840865	xxxxxx	33879237	xxxxxx	07/11/2025	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The provided Hazard Insurance policy in file reflects the city as "xxxxxx" vs Note document reflects the city as "xxxxxx"		Reviewer Comment (2025-07-21): Updated HOI provided Reviewer Comment (2025-07-17): Page 3 still reflects xxxxxx under covered property	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840865	xxxxxx	33879261	xxxxxx	07/11/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The provided CDA report in file reflects the city as "xxxxxx" vs Note document reflects the city as "xxxxxx"		Reviewer Comment (2025-07-17): Updated CDA provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840865	xxxxxx	33879265	xxxxxx	07/11/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification			Reviewer Comment (2025-07-17): HOI provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840865	xxxxxx	33903207	xxxxxx	07/11/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: City does not match on most recent supplement with insured amount dated xxxxxx		Reviewer Comment (2025-07-17): Updated supplement provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840865	xxxxxx	33903288	xxxxxx	07/11/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The business purpose cert is signed by not completed. Missing Loan Closing Date, Lender Name (Seller), Loan amount and property address.		Reviewer Comment (2025-07-17): Updated BP cert provided	07/17/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841741	xxxxxx	33877499	xxxxxx	07/11/2025	Compliance	Compliance	State Compliance	State Defect	xxxxxx Prepayment Penalty	xxxxxx Prepayment Penalty: No prepayment penalties are permissible in the state of xxxxxx. Prepay language states prepay will not exceed maximum permitted by applicable law.			Reviewer Comment (2025-07-11): Client elects to waive, per Client Counsel PPP is permissible for LLC.			07/11/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840817	xxxxxx	33873582	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on and authorized signor of seller, xxxxxx and xxxxxx.		Reviewer Comment (2025-07-18): Received updated Fraud Report. Fraud and OFAC searches run on and authorized signor of Seller, xxxxxx and xxxxxx. Exception cleared.	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840817	xxxxxx	33873665	xxxxxx	07/14/2025	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2025-07-17): Supplement provided	07/17/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840817	xxxxxx	33873754	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing evidence of initial Closing Disclosure.		Reviewer Comment (2025-07-18): xxxxxx received CD dated xxxxxx	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840962	xxxxxx	33879685	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	Borrower has non-escrowed property HOA costs that were not reflected on page 1 or 4 of the Final CD.		Reviewer Comment (2025-07-16): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-15): xxxxxx received Post CD. However, we would also require LOX to the borrower in order to cure the exception.		07/16/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839829	xxxxxx	33917283	xxxxxx	07/14/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The SOS for xxxxxx reflects the business is inactive and pending reinstatement as of xxxxxx . Provide evidence the business was active and reinstated at or prior to closing.		Reviewer Comment (2025-07-17): Updated SOS provided along with filed articles noting reinstatement and event date of xxxxxx	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	839859	xxxxxx	33933956	xxxxxx	07/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx is not an approved xxxxxx third party vendor for Day 1 Certainty.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors			07/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	839859	xxxxxx	33946281	xxxxxx	07/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $138.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. xxxxxx	$138.00 exceeds tolerance of 0.00 plus 10%. No cure provided.		Reviewer Comment (2025-07-30): xxxxxx Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-07-23): xxxxxx received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the recording fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.		07/30/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840937	xxxxxx	33888185	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final xxxxxx)	Final CD is missing the Lender's NMLS ID		Reviewer Comment (2025-07-21): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-16): xxxxxx received Corrected CD. Missing copy of LOE which accompanied the xxxxxx PCCD.		07/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840937	xxxxxx	33888186	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are overdisclosed. (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. Escrow waiver in file. Page 1 of CD states No escrow account, page 4 reflects Will have an escrow account		Reviewer Comment (2025-07-21): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-16): xxxxxx received Corrected CD. Missing copy of LOE which accompanied the xxxxxx PCCD.		07/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840937	xxxxxx	33888187	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. Escrow waiver in file. Page 1 of CD states No escrow account, page 4 reflects Will have an escrow account		Reviewer Comment (2025-07-21): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-16): xxxxxx received Corrected CD. Missing copy of LOE which accompanied the xxxxxx PCCD.		07/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840937	xxxxxx	33888194	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. Escrow waiver in file. Page 1 of CD states No escrow account, page 4 reflects Will have an escrow account		Reviewer Comment (2025-07-21): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-16): xxxxxx received Corrected CD. Missing copy of LOE which accompanied the xxxxxx PCCD.		07/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840937	xxxxxx	33888195	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. Escrow waiver in file. Page 1 of CD states No escrow account, page 4 reflects Will have an escrow account		Reviewer Comment (2025-07-21): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-16): xxxxxx received Corrected CD. Missing copy of LOE which accompanied the xxxxxx PCCD.		07/21/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839399	xxxxxx	33863544	xxxxxx	07/14/2025	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.14 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.25.	Loan amount < $150,000 requires a 1.25 DSCR.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors			07/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	839399	xxxxxx	33863568	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on Borrower xxxxxx.		Reviewer Comment (2025-07-21): Received Fraud and OFAC searches run on Borrower xxxxxx. Exception cleared.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	841198	xxxxxx	33890563	xxxxxx	07/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2025-07-21): Received Credit Report - Gap. Exception cleared.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841198	xxxxxx	33917454	xxxxxx	07/14/2025	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Title - Notary Fee	Borrower's portion of the Notary Fee paid at closing has payable party as TBD		Reviewer Comment (2025-07-13): Client elects to waive			07/13/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838809	xxxxxx	33888813	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	The loan estimate dated xxxxxx is signed by borrower on xxxxxx .		Reviewer Comment (2025-07-17): xxxxxx received evidence for revised LE dated xxxxxx .	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838809	xxxxxx	33888814	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	The loan estimate dated xxxxxx is signed by borrower on xxxxxx .		Reviewer Comment (2025-07-17): xxxxxx received evidence for revised LE dated xxxxxx .	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838809	xxxxxx	33888815	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $76.65 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)			Reviewer Comment (2025-07-10): Sufficient Cure Provided At Closing		07/10/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838809	xxxxxx	33888816	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or xxxxxx)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel was issued on incorrect form. TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-9 Form must be used as lender is the same as originating lender.		Reviewer Comment (2025-07-14): Client elects to waive			07/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838809	xxxxxx	33923386	xxxxxx	07/14/2025	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $47,152.00. Provide updated policy reflecting minimum coverage of $1,017,000.00 OR provide copy of insurer's replacement cost estimate supporting current coverage amount. RCE that was provided is from 2023.		Reviewer Comment (2025-07-17): Updated RCE provided	07/17/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838809	xxxxxx	33923512	xxxxxx	07/14/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final xxxxxx)	Page 1 of CD list xxxxxx Insurance in the Other section.		Reviewer Comment (2025-07-14): Client elects to waive			07/14/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838809	xxxxxx	33923890	xxxxxx	07/14/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The mortgage statement for the property on xxxxxx reflects a deferred balance. Provide the deferral agreement. Must meet guideline requirements.		Reviewer Comment (2025-07-17): Deferral agreement provided	07/17/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838809	xxxxxx	33923904	xxxxxx	07/14/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 1.7, xxxxxx CU 4.5. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-07-24): Received secondary valuation. Exception cleared.	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838809	xxxxxx	33954968	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing Test	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Regraded to xxxxxx as the Revised LE issued xxxxxx Sequence 1 missing proof of receipt within 4 business days prior to closing, but Final LE xxxxxx sequence 2 was received at least 4 business days prior to closing.		Reviewer Comment (2025-07-17): Client elects to waive			07/17/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	D	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839991	xxxxxx	33875915	xxxxxx	07/15/2025	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss provided is $12,000 however as per guidelines we need Rent loss of 6 months PITIA (or $15,270.18). Loan was reviewed to lender's guidelines.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors			07/21/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	841973	xxxxxx	33925644	xxxxxx	07/15/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		A third-party VOR is required. 12 months bank statements provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-23): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-23): Non-Arms does not require a third party VOR. However, 12 months bank statements provided with xxxxxx payments to xxxxxx, however the Seller of the property is xxxxxx and xxxxxx.There is a processor cert in file that reflects xxxxxx is a term of respect but the name xxxxxx does not match and not addressed.			07/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841973	xxxxxx	33945230	xxxxxx	07/16/2025	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The appraisal notes this is an ARM's length transaction. Per Seller, renter purchasing from landlord. Non-Arms. Provide the updated appraisal.		Reviewer Comment (2025-07-28): Updated appraisal provided	07/28/2025			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840310	xxxxxx	33924637	xxxxxx	07/15/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-23): Received credit report gap. Exception cleared.	07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840310	xxxxxx	33925814	xxxxxx	07/15/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)			Reviewer Comment (2025-07-14): Sufficient Cure Provided At Closing		07/14/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841217	xxxxxx	33938402	xxxxxx	07/16/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-16): Client elects to waive			07/16/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840141	xxxxxx	33937858	xxxxxx	07/16/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $500.00 exceeds tolerance of $300.00. Sufficient or excess cure was provided to the borrower at Closing. (75215)			Reviewer Comment (2025-07-15): Sufficient Cure Provided At Closing		07/15/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840141	xxxxxx	33938363	xxxxxx	07/16/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $2,000,000.00.	Investor Exception provided in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-16): Client elects to waive with verified compensation factors			07/16/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840141	xxxxxx	33949341	xxxxxx	07/16/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $567.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)			Reviewer Comment (2025-07-16): Sufficient Cure Provided At Closing		07/16/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840141	xxxxxx	33949610	xxxxxx	07/16/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	Provide evidence property is free and clear.		Reviewer Comment (2025-07-28): Received release of mortgage to verify the property is free and clear. Exception cleared. Reviewer Comment (2025-07-25): Received Property History Report, that reflects mortgage lien in amount of xxxxxx. Please provide satisfaction of mortgage or document to verify the mortgage lien has be released. Exception remains. Reviewer Comment (2025-07-22): Received closing statement and Purchase agreement of the subject property. Provide Property History Report to evidence property is free and clear. Exception remains.	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	836861	xxxxxx	33879306	xxxxxx	06/20/2025	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The property was withdrawn from the market for sale on xxxxxx . Properties that have been listed for sale by the borrower within the past 3 months from the loan application date are not eligible for cash out refinances per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2025-06-30): Lender approved exception. Client elects to waive with compensating factors.			06/30/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	841803	xxxxxx	33956994	xxxxxx	07/17/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU 2.5 and xxxxxx CU 4.0. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-07-22): CDA received	07/22/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841803	xxxxxx	33957085	xxxxxx	07/17/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-17): Client elects to waive			07/17/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839376	xxxxxx	33938142	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $475,920.60 is over disclosed by $54.10 compared to the calculated Amount Financed of $475,866.50 and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed an amount financed of $$1,007,339.67; calculated amount financed is $1,007,393.77. Variance is -$54.10		Reviewer Comment (2025-07-23): xxxxxx received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt.		07/23/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839376	xxxxxx	33938143	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $1,007,339.67 is under disclosed by $54.10 compared to the calculated Finance Charge of $1,007,393.77 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Final Closing Disclosure disclosed a finance charge of $$1,007,339.67; calculated finance charge is $1,007,393.77. Variance is -$54.10.		Reviewer Comment (2025-07-23): xxxxxx received PCCD, LOE, Copy of Refund Check, Re-opening of Rescission and Proof of Receipt.		07/23/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	839376	xxxxxx	33951446	xxxxxx	07/17/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-17): Client elects to waive			07/17/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839376	xxxxxx	33957111	xxxxxx	07/17/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Statement(s) not provided		Missing a copy of the most recent monthly mortgage payment statement for the senior lien.		Reviewer Comment (2025-07-21): Mortgage statement provided	07/21/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	839539	xxxxxx	33938933	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,673.00 exceeds tolerance of $1,375.00 plus 10% or $1,512.50. Insufficient or no cure was provided to the borrower. xxxxxx	COC provided reflects 10% fees increased due to borrower request for payoff demand, however, the property is free and clear, therefore the COC is invalid.		Reviewer Comment (2025-07-25): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-07-23): xxxxxx received Post CD,LOX and Copy of refund check. However, we would also required proof of mailing in order to cure the exception. Reviewer Comment (2025-07-22): xxxxxx received PCCD and LOE. Missing copy of refund check & proof of mailing. Please provide copy of refund check & proof of mailing.		07/25/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	839539	xxxxxx	33938944	xxxxxx	07/17/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)	Cure nor valid COC provided		Reviewer Comment (2025-07-25): xxxxxx received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Reviewer Comment (2025-07-23): xxxxxx received Post CD,LOX and Copy of refund check. However, we would also required proof of mailing in order to cure the exception. Reviewer Comment (2025-07-22): xxxxxx received PCCD and LOE. Missing copy of refund check & proof of mailing. Please provide copy of refund check & proof of mailing.		07/25/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842071	xxxxxx	33894010	xxxxxx	07/02/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal lender/client is xxxxxx, transfer letter not in file. Informational level 2 exception.		Reviewer Comment (2025-07-09): Updated guides provided not a guideline requirement. Reviewer Comment (2025-07-07): Informational level 2 remains.	07/09/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	A	A	A	A	B	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841982	xxxxxx	33957292	xxxxxx	07/17/2025	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Reflects Unit xxxxxx		Reviewer Comment (2025-07-21): Updated flood Cert provided	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842315	xxxxxx	33949308	xxxxxx	07/18/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.96 is less than Guideline PITIA months reserves of 6.00.	Cash to close is calculated as funds to close + EMD + POCB fees + any gifts/1031/adjustments on the Final CD. There is a PC-CD in file which reflects a slight reduction in cash to close, however no final stamped settlement statement to support. Also, paid invoices for POCB fees were not provided either.		Reviewer Comment (2025-07-24): Paid POCB fee provided along with final settlement statement supporting a reduction in cash to close Reviewer Comment (2025-07-22): An explanation of why the borrower was short was provided in the original exception. The exception cannot be cleared. Cash to close is calculated as funds to close + EMD + POCB fees + any gifts/1031/adjustments on the Final CD. There is a PC-CD in file which reflects a slight reduction in cash to close, however no final stamped settlement statement to support. Also, paid invoices for POCB fees were not provided either.	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842315	xxxxxx	33949333	xxxxxx	07/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Insufficient reserves		Reviewer Comment (2025-07-24): Paid POCB fee provided along with final settlement statement supporting a reduction in cash to close Reviewer Comment (2025-07-22): An explanation of why the borrower was short was provided in the original exception. The exception cannot be cleared. Cash to close is calculated as funds to close + EMD + POCB fees + any gifts/1031/adjustments on the Final CD. There is a PC-CD in file which reflects a slight reduction in cash to close, however no final stamped settlement statement to support. Also, paid invoices for POCB fees were not provided either.	07/24/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842315	xxxxxx	33949361	xxxxxx	07/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Insufficient reserves		Reviewer Comment (2025-07-24): Paid POCB fee provided along with final settlement statement supporting a reduction in cash to close Reviewer Comment (2025-07-22): An explanation of why the borrower was short was provided in the original exception. The exception cannot be cleared. Cash to close is calculated as funds to close + EMD + POCB fees + any gifts/1031/adjustments on the Final CD. There is a PC-CD in file which reflects a slight reduction in cash to close, however no final stamped settlement statement to support. Also, paid invoices for POCB fees were not provided either.	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838806	xxxxxx	33946582	xxxxxx	07/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Transaction participants, authorized signor's for the seller, xxxxxx and xxxxxx, were not included in the report.		Reviewer Comment (2025-07-21): Received updated Fraud report. Fraud & OFAC searches run for authorized signor's for the seller, xxxxxx and xxxxxx. Additional SAM search provided for xxxxxx. Exception cleared.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838806	xxxxxx	33970105	xxxxxx	07/18/2025	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		xxxxxx CU score 2.9, xxxxxx CU score 1.0. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2025-07-23): CDA received. Reviewer Comment (2025-07-23): Received 1004 which was already in file. Provide secondary valuation. Exception remains.	07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838806	xxxxxx	33970148	xxxxxx	07/18/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Business Purpose Cert.		Reviewer Comment (2025-07-21): Received Business Purpose Certificate. Exception cleared.	07/21/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	A	D	A	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	839598	xxxxxx	33949582	xxxxxx	07/18/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-21): Received Undisclosed Debt Monitoring (UDM) report for xxxxxx & xxxxxx. Exception cleared.	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	841364	xxxxxx	33951983	xxxxxx	07/18/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide 12 month Verification of Mortgage for the property located at xxxxxx as the mortgage account is not reflecting on Credit Report.
12-months mortgage payment history is to be documented, as follows:
• Proof of payments through one of the following:
o 12-months cancelled checks, ACH payment, bank transfer/wire, or electronic payment method from the borrower
§ Payments made in cash are not eligible, or
o 12-months mortgage statements for the review period, or
o 12-months loan payment history from the creditor/servicer
§ Proof of borrower’s payment for the most recent 6-months is required, or
o 12-months Verification of Mortgage form (VOM) completed by the creditor/servicer
§ Proof of borrower’s payment for the most recent 6-months is required, or
o Credit supplement
												§ Proof of borrower’s payment for the most recent 6-months is required		Reviewer Comment (2025-07-25): Per client email, the subject is zoned as commercial and the mtg is a commercial mortgage as indicated on the property profile report provided and not reporting on the individual's credit report. Accepting property profile and not requiring mortgage history. Requested clearance. Reviewer Comment (2025-07-25): Please provide 12 months bank statement if the debts is paid by non-borrower or provide 6 months bank statement if the debts is paid from the Business bank account. Exception remains.	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841364	xxxxxx	33951984	xxxxxx	07/18/2025	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The provided Fraud report in file reflects the property at xxxxxx was recently closed as a new transaction. Provide Final CD / First payment letter to determine the new PITIA.		Reviewer Comment (2025-07-30): Received Final Closing Disclosure and First Payment Letter to verify PITIA. Exception cleared. Reviewer Comment (2025-07-24): Provide Final CD / First payment letter to determine the new PITIA. Exception remains.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841364	xxxxxx	33951991	xxxxxx	07/18/2025	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2025-07-21): FTP provided	07/21/2025			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841364	xxxxxx	33970372	xxxxxx	07/18/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		1) P&L's are not signed and dated by the borrower 2) The business tax returns are not signed and dated by the borrower.		Reviewer Comment (2025-07-21): Signed and dated income documents provided	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841364	xxxxxx	33970448	xxxxxx	07/18/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy or release of judgment for xxxxxx (item #10).		Reviewer Comment (2025-07-21): Clear FTP provided	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841364	xxxxxx	33970515	xxxxxx	07/18/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	Initial 1003, dec page, reflects intent to occupy.		Reviewer Comment (2025-07-18): Client elects to waive			07/18/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841364	xxxxxx	33970516	xxxxxx	07/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Due to missing income docs		Reviewer Comment (2025-07-21): Signed income documents provided	07/21/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	841364	xxxxxx	33970517	xxxxxx	07/18/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Due to missing income docs		Reviewer Comment (2025-07-21): Signed income documents provided	07/21/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841364	xxxxxx	33996699	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx, xxxxxx , xxxxxx/S-Corp)	2023 most recent return provided		Reviewer Comment (2025-07-21): Client elects to waive			07/21/2025	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841092	xxxxxx	33950203	xxxxxx	07/18/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Initial LE was issued on xxxxxx but was not signed by the borrower's until xxxxxx .		Reviewer Comment (2025-07-29): xxxxxx received LE dated xxxxxx	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	841983	xxxxxx	33991398	xxxxxx	07/21/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		The $60,000 deposit into the borrower's personal account xxxxxx came from the donor of the other gifts. An additional gift letter for $60,000 was not provided. (assets needed to qualify).		Reviewer Comment (2025-07-23): Gift letter provided	07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840789	xxxxxx	33951546	xxxxxx	07/21/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor exception: Borrower is residing in subject property, purchasing from landlord. The landlord and borrower are friends. The borrower's previous residence located on xxxxxx. The borrower's insurance company has been paying the rent since xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors			07/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840789	xxxxxx	33951547	xxxxxx	07/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Per guidelines, fully executed Residential Purchase Agreement and all counter offer/addendum required. Escrow instructions not allowed.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-24): This loan was reviewed to xxxxxx guidelines which does have this requirement per 4.2.1 Fully executed Residential Purchase Agreement and all counter offer/addendum require			07/24/2025	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840789	xxxxxx	33951601	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $2,900.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	The Extension Fee on the Loan Estimate dated xxxxxx was $0.00; however, the final Closing Disclosure reflects $2,900.00 without a valid change of circumstance.		Reviewer Comment (2025-07-22): xxxxxx received a valid COC.	07/22/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840789	xxxxxx	33990277	xxxxxx	07/21/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, For-Sale-By-Owner (FSBO) transactions must be arms-length. Transaction is Non-Arms. (Renter purchasing from landlord/friend).	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2025-07-24): Client elects to waive with verified compensation factors Reviewer Comment (2025-07-24): This loan was not reviewed to investor guidelines which does not have this requirement. This loan was reviewed to xxxxxx guidelines which does have this requirement per 4.2.1 reflects For-Sale-By-Owner (FSBO) transactions must be arms-length.			07/24/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840951	xxxxxx	33958272	xxxxxx	07/21/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Transfer letter not provided	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive			07/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840951	xxxxxx	33989345	xxxxxx	07/21/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The gap report dated 7.10.2025 reflects the DLA for the xxxxxx of xxxxxx HELOC xxxxxx is 9.6.2024. Provide the updated history.	Reviewer Comment (2025-07-28): Per client email, between the 2 bureaus and the most recent online statement pulled on xxxxxx it shows he recently took the draw. The late is from 9/2024 as shown on both bureaus. Late meets policy and you previously indicated the new draw was already included in total DTI. They are comfortable with the documentation as presented with no further docs.

Reviewer Comment (2025-07-24): Received HELOC statement, however there is a discrepancy in the data provided, per Gap credit report dated xxxxxx there is a balance of $94,036, however HELOC statement dated xxxxxx reflects $0.00 balance, please provide document to verify borrower recently withdrawn funds from the HELOC account. Exception remains.
															07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840951	xxxxxx	33989396	xxxxxx	07/21/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		The HOA questionnaire does not complete the units owned for primary/secondary noting it is not maintained, however per the investor credit memo, the HOA questionnaire is 100% relied upon for the information.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-25): Client elects to waive with verified compensation factors			07/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	838331	xxxxxx	33957960	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)			Reviewer Comment (2025-07-17): Sufficient Cure Provided At Closing		07/17/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838331	xxxxxx	33957961	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $138.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2025-07-17): Sufficient Cure Provided At Closing		07/17/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	838331	xxxxxx	33989966	xxxxxx	07/21/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	Initial 1003, dec page, reflects intent to occupy.		Reviewer Comment (2025-07-21): Client elects to waive			07/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840602	xxxxxx	33957791	xxxxxx	07/22/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		Credit refresh is required no more than 10 days prior to loan closing or at any time after closing. Any new debt to be added to ratios.		Reviewer Comment (2025-07-23): Received Credit Report - Gap. Exception cleared.	07/23/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	840602	xxxxxx	33991542	xxxxxx	07/22/2025	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Living Rent-Free: Borrowers that do not have the required housing payment history are still eligible to qualify for a purchase transaction of a primary residence so long as the individual or entity they are residing with rent-free provides a Letter of explanation (LOE) confirming that there xxxxxx s no monthly obligation.		Reviewer Comment (2025-07-30): Received LOX from employer, verifying borrower living rent-free. Exception cleared. Reviewer Comment (2025-07-23): The LOE on xxxxxx does not state the borrower has no monthly obligation. Just says housing is provided with employment package which could mean she gets a reduced rate, special pricing, etc. The guidelines are specific that the rent free LOE must state the borrower is living rent free and has no monthly obligation.	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	840797	xxxxxx	33958186	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final xxxxxx)	The Final Closing Disclosure does not reflect NMLS ID for the lender.		Reviewer Comment (2025-07-24): xxxxxx received Letter of Explanation & Corrected Closing Disclosure.		07/24/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840797	xxxxxx	33958210	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $12.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7579)	The Flood Certification Fee was not disclosed on the initial Loan Estimate and was charged $12.00 on the Final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2025-08-04): xxxxxx received corrected PCCD and LOE. Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.

Reviewer Comment (2025-07-25): xxxxxx received PCCD, however cure was not updated on inner column of sec J of PCCD. Please provide corrected PCCD, LOE and true & certified copy of final settlement statement.

Reviewer Comment (2025-07-23): xxxxxx received rebuttal stating lender credit applied on Final CD. However, On Final CD dated xxxxxx is not reflecting lender credit under section J inner column. We would require Post CD along with LOX to reflect lender credit under section J inner column along with Final SS.
															08/04/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842678	xxxxxx	33989825	xxxxxx	07/22/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 670 is less than Guideline representative FICO score of 680.	Per investor overlays to lender guidelines, min FICO of 680 using P&L income, LTV at 80%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-23): Client elects to waive with verified compensation factors			07/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842678	xxxxxx	33990155	xxxxxx	07/22/2025	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal transfer letter in file, however a copy of the invoice submitted to the original lender not provided in the file and is required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-21): Client elects to waive			07/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	B	B	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	840762	xxxxxx	33963481	xxxxxx	07/22/2025	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.70680% exceeds Guideline total debt ratio of 45.00000%.	The DTI exceeds the allowable limit for First Time Home Buyers. Investor Exception is provided in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors			07/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840762	xxxxxx	33963488	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.70680% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI exceeds the allowable limit for First Time Home Buyers. Investor Exception is provided in the file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-21): Client elects to waive with verified compensation factors			07/21/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840762	xxxxxx	33989783	xxxxxx	07/22/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing.		Reviewer Comment (2025-07-24): Received Credit Report - Gap . Exception cleared.	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840280	xxxxxx	33962446	xxxxxx	07/22/2025	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx, Disbursement date: xxxxxx	Wet State: The Hazard Insurance Policy Effective Date is after the later of the note or transaction date.		Reviewer Comment (2025-07-24): Updated HOI provided	07/24/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	840280	xxxxxx	33962457	xxxxxx	07/22/2025	Credit	Guideline	Guideline Issue	Guideline	Per guidelines, the subject property cannot be greater than 20 acres.		Investor exception request in file. Provide the approved exception with comp factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-23): Client elects to waive with verified compensation factors			07/23/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No	Mortgagor Focused
xxxxxx	841191	xxxxxx	33970959	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,400.00 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-07-18): Sufficient Cure Provided At Closing		07/18/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841191	xxxxxx	33970975	xxxxxx	07/22/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Investor Exception: Borrower took out second lien in xxxxxx as cash out. Looking to allow cash out on property paying off the second lien (as well as the first lien) without the six months seasoning for last cash out transactions.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2025-07-25): Client elects to waive with verified compensation factors			07/25/2025	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841191	xxxxxx	33995136	xxxxxx	07/22/2025	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	City does not match		Reviewer Comment (2025-07-25): Updated CDA provided	07/25/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841937	xxxxxx	33970655	xxxxxx	07/22/2025	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 702 is less than Guideline representative FICO score of 720.	Investor Exception - Program Minimum is 720 for xxxxxx	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-22): Client elects to waive with verified compensation factors			07/22/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841937	xxxxxx	33970782	xxxxxx	07/22/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx/xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2025-07-22): Client elects to waive			07/22/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	841937	xxxxxx	33993397	xxxxxx	07/22/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 9,395.76 on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Page 4 of final CD shows Estimated Property Costs over Year 1 of $9,395.76. Actual for Year 1 is $13,176.72		Reviewer Comment (2025-07-30): xxxxxx Received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-25): xxxxxx received LOE. Property costs reflected on Final CD of $9395.76. Loan file indicates Costs of $13,176.72. These itemized costs of ($3781 insurance per month/$9395.76 yearly tax) totaling $1098.06 per month. Please provide PCCD and LOE to cure or verification of updated amounts.		07/30/2025		2	C	B	C	B	C	B	N/A	N/A	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842075	xxxxxx	33961642	xxxxxx	06/30/2025	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Appraisal report was sent to borrower on xxxxxx , received date is considered xxxxxx using mailbox rule, which is not within 3 business days of closing.		Reviewer Comment (2025-07-15): Cleared when Sat. considered business day.	07/15/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842766	xxxxxx	34006462	xxxxxx	07/24/2025	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2025-07-28): Updated HOI provided	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842766	xxxxxx	34023057	xxxxxx	07/24/2025	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Current/active license or certification for the preparer was not provided		Reviewer Comment (2025-07-28): CTEC provided	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842766	xxxxxx	34023128	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Current/active license or certification for the preparer was not provided		Reviewer Comment (2025-07-28): CTEC provided	07/28/2025			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842766	xxxxxx	34023129	xxxxxx	07/24/2025	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Current/active license or certification for the preparer was not provided		Reviewer Comment (2025-07-28): CTEC provided	07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	838214	xxxxxx	33975074	xxxxxx	07/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Non-Perm Resident: Per guidelines, Non-Perm Residents require 24 months of income vs. 12 months.		Reviewer Comment (2025-07-29): Additional 12 months bank statements provided for a complete 24 months. Reviewer Comment (2025-07-25): Investor requested review to 12 months even though 24 months are in file. Stated Seller verified this as well. Advised investor an exception would be set for this. If a re-underwrite is required, this will need to come from the investor. Reviewer Comment (2025-07-18): Investor requested review to 12 months even though 24 months are in file. Advised investor an exception would be set for this.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838214	xxxxxx	33995529	xxxxxx	07/24/2025	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit report or Undisclosed Debt Monitoring (UDM) report is required no more than 30- days prior to loan closing or any time after closing. • Any new tradeline with a balance must be included in determining the DTI ratio.		Reviewer Comment (2025-07-29): Received Credit Refresh Report dated xxxxxx . Exception cleared.	07/29/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838214	xxxxxx	34019717	xxxxxx	07/24/2025	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		The file includes an updated e-signed Note that is notarized with an added Default clause. All Notes require a wet signature.		Reviewer Comment (2025-07-30): Received LOE to borrower and evidence of delivery to borrower with correct note. The correct note is wet signed. Reviewer Comment (2025-07-28): The same note was provided that was in file at time of review. Please review the original condition. The file includes an updated e-signed Note that is notarized with an added Default clause. All Notes require a wet signature.	07/30/2025			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838214	xxxxxx	34019863	xxxxxx	07/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Borrower's VISA type is not eligible for Non-Perm Residents as well as an EAD card was not provided. This would require an separate exception.	Reviewer Comment (2025-07-28): Per investor email response, accepting the VISA and requested clearance.

Reviewer Comment (2025-07-28): The guidelines are specific regarding VISA types, however states others will be considered. Since the Other VISA types that will be considered are not specified, the client will need to confirm that this VISA type is being accepted. Please reach out to DD with email.

Reviewer Comment (2025-07-25): The LOE is not acceptable. A Visa R is not the same as a xxxxxx Visa. A Visa R is for religious workers, while xxxxxx Visas are for business and tourism. The "R" in a xxxxxx Visa application or passport simply signifies it's a regular visa, not a diplomatic or other type.
															07/28/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838214	xxxxxx	34019876	xxxxxx	07/24/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Investor exception for Borrower not living in the xxxxxx for 2 years for Non-Perm Resident program. Borrower is a Foreign National living overseas in which there is no program for.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-23): Client elects to waive with verified compensation factors.			07/23/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	838214	xxxxxx	34020103	xxxxxx	07/24/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the OA and the Cert of Good Standing for the Borrowing Entity.		Reviewer Comment (2025-07-29): Received borrowing certificate and Certificate of Good Standing for the Borrowing Entity. Exception cleared. Reviewer Comment (2025-07-28): Received Corporate Resolution, Certificate of Formation, Employer Identification Number. Provide OA and the Cert of Good Standing for the Borrowing Entity. Exception remains.	07/29/2025			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	D	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840839	xxxxxx	33995030	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,500.00 exceeds tolerance of $1,195.00. Sufficient or excess cure was provided to the borrower at Closing. (7561)	Lender credit of $305.00 reflecting on Final CD.		Reviewer Comment (2025-07-21): Sufficient Cure Provided At Closing		07/21/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	841651	xxxxxx	33995543	xxxxxx	07/25/2025	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2025-07-30): Updated title provided	07/30/2025			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	841651	xxxxxx	34031349	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost and Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more high cost and one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial 1003, dec page, reflects intent to occupy. Provide lender attestation on error.		Reviewer Comment (2025-07-30): Lender attestation provided	07/30/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	A	B	A	C	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	840303	xxxxxx	34005622	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Page 4 does not reflect property costs year 1		Reviewer Comment (2025-08-04): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-31): xxxxxx received PCCD. Missing LOE to borrower.		08/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840303	xxxxxx	34005674	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Final xxxxxx)	Page 1 does not reflect estimated taxes, insurance and assessements		Reviewer Comment (2025-08-04): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-31): xxxxxx received PCCD. Missing LOE to borrower.		08/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840303	xxxxxx	34005676	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Final xxxxxx)	Page 4 does not reflect property costs year 1		Reviewer Comment (2025-08-04): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-31): xxxxxx received PCCD. Missing LOE to borrower.		08/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	840303	xxxxxx	34005678	xxxxxx	07/25/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 does not reflect a reason an escrow account was not established		Reviewer Comment (2025-08-04): xxxxxx received Letter of Explanation & Corrected Closing Disclosure. Reviewer Comment (2025-07-31): xxxxxx received PCCD. Missing LOE to borrower.		08/04/2025		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes	Mortgagor Focused
xxxxxx	842034	xxxxxx	34010388	xxxxxx	07/28/2025	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument is not on a xxxxxx/xxxxxx form and does not contain the following clauses:	Homestead Exemption Waiver		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-30): Client elects to waive			07/30/2025	2	B	B	B	B	B	B	N/A	N/A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842034	xxxxxx	34010436	xxxxxx	07/28/2025	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The provided Final CD in file does not reflect any Mortgage payoff information, however, the provided Post-Close CD in file reflects the existing 2nd Lien on Subject property was paid-off through this transaction. Provide the Final Stamped Settlement Statement from title to verify the lien was paid-off through closing.		Reviewer Comment (2025-07-30): Final stamped settlement statement provided reflecting lien paid through closing	07/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	842034	xxxxxx	34046926	xxxxxx	07/28/2025	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The history for the subject property second lien with xxxxxx does not appear on the credit report. Note, payoff, and VOM provided. Provide the 6 months bank statements/cancelled checks for borrower pay history.		Reviewer Comment (2025-07-30): Received Bank Statement for subject property second lien with xxxxxx. Exception cleared.	07/30/2025			1	C	A	C	A	C	A	N/A	N/A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	843551	xxxxxx	34013157	xxxxxx	07/16/2025	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $630.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2025-07-15): Sufficient Cure Provided At Closing		07/15/2025		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	842627	xxxxxx	34031590	xxxxxx	07/30/2025	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Fraud and OFAC searches not run on authorized signor of selling entity, xxxxxx and xxxxxx.		Reviewer Comment (2025-08-01): Received Fraud and OFAC searches run on authorized signor of selling entity, xxxxxx and xxxxxx. Exception cleared.	08/01/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	843637	xxxxxx	34026820	xxxxxx	07/30/2025	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Loan originated as Primary residence, yet URLA declarations indicates borrower will not occupy.	Borrower: xxxxxx	Subject transaction is Purchase of Primary Property. However on Declaration (Section 5 A) "Will you occupy the property as your primary residence?" is checked as No. Provide the updated 1003.		Reviewer Comment (2025-07-31): Received corrected 1003. Exception cleared.	07/31/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	840389	xxxxxx	34032467	xxxxxx	07/30/2025	Credit	Guideline	Guideline Issue	Guideline	Up to 3 NSF checks and overdraft protection transfers in the most recent 12-month period are allowed with explanation from the borrower per guideline. Explanation not found in file.		Investor Exception - NSF Exceeds maximum allowable limit. xxxxxx xxxxxx xxxxxx xxxxxx LOE in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2025-07-29): Client elects to waive with verified compensation factors			07/29/2025	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No	Mortgagor Focused
xxxxxx	842076	xxxxxx	34061524	xxxxxx	07/16/2025	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures.		Reviewer Comment (2025-07-18): After further review, exception cleared.	07/18/2025			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused